File No. 33-43845
811-3700

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 58	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 58	[X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
---

X	on November 1, 2004 pursuant to paragraph (b)
---

	60	days after filing pursuant to paragraph (a)(1)
---
	on	(date)	pursuant to paragraph (a)(1)
---
	75	days after filing pursuant to paragraph (a)(2)
---
	on	(date)	pursuant to paragraph (a)(2) of Rule 485
---

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

---

     The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the following series of the Registrant:

DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
Dreyfus BASIC California
Municipal Money Market Fund

Seeks current income exempt from federal and California state income taxes by investing in short-term, high quality municipal obligations

PROSPECTUS November 1, 2004

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4

Management	5

Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	11
Services for Fund Investors	12
Instructions for Regular Accounts	13

For More Information

See back cover.

The Fund

Dreyfus BASIC California
Municipal Money Market Fund

Ticker Symbol: DCLXX

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.This objective can be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes.When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to California state personal income tax, but not federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Although the fund seeks to provide income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*	maintain an average dollar-weighted portfolio maturity of 90 days or less

*	buy individual securities that have remaining maturities of 13 months or less

*	invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

*	general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

*	revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

*	interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop

*	interest rates could drop, thereby reducing the fund’s yield

*	California’s economy and revenues underlying its municipal obligations may decline

*	the fund’s portfolio securities may be more sen- sitive to risks that are specific to investing pri- marily in a single state

*	any of the fund’s holdings could have its credit rating downgraded or could default

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The fund’s year-to-date total return as of 9/30/04 was 0.46% .

Average annual total returns as of 12/31/03
1 Year	5 Years	10 Years

0.60%	1.91%	2.45%

For the fund’s current 7-day yield, please call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Shareholder transaction fees*
Exchange fee	$5.00
Account closeout fee**	$5.00
Wire and Dreyfus TeleTransfer redemption fee	$5.00
Checkwriting charge	$2.00

Annual fund operating expenses
% of average daily net assets
Management fees	0.45%
Other expenses	0.00%

Total	0.45%

* Charged unless you have been a fund shareholder since November 20, 1995, or your account balance is $50,000 or more on the business day immediately preceding the effective date of the transaction.

** Unless by exchange, wire or Dreyfus TeleTransfer for which a charge applies.

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent trustees and extraordinary expenses.

4

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $156 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.45% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.7 trillion of assets under management, administration or custody, including approximately $670 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

The Fund 5

MANAGEMENT (continued)

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended June 30,
		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.005	.008	.013	.030	.028

Distributions:	Dividends from investment income — net	(.005)	(.008)	(.013)	(.030)	(.028)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.53	.84	1.36	3.03	2.85

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		.45	.45	.45	.45	.45

Ratio of interest expense to average net assets		.00 [1]	.00 [1]	.01	.02	.01

Ratio of net investment income to average net assets		.52	.83	1.36	2.97	2.80

Net assets, end of period ($ x 1,000)		57,791	75,393	81,494	88,500	119,486

[1] Amount represents less than .01%.

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using applicable market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Minimum investments
	Initial	Additional

Regular accounts	$25,000*	$1,000**

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

*	The minimum initial investment is $25,000 unless the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $25,000.

**	$100 for investors who have held fund shares since November 20, 1995.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minumum investments or limitations on buying or selling shares. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult a representative of your financial institution for further information.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

*	if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

*	the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online through Dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$5,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$1,000	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

Shareholder transaction fees**
Exchange fee		$5.00
Account closeout fee***		$5.00
Wire and Dreyfus TeleTransfer redemption fee $5.00
Checkwriting charge		$2.00

*	Not available online on accounts whose address has been changed within the last 30 days.

**	Charged unless you have been a fund shareholder since November 20, 1995, or your account balance is $50,000 or more on the business day immediately preceding the effective date of the trans- action.

***	Unless by exchange, wire or Dreyfus TeleTransfer for which a charge applies.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

*	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine.You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund also reserves the right to:

*	refuse any purchase or exchange request

*	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

*	change its minimum investment amounts

*	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or dur- ing unusual market conditions)

*	“redeem in kind,” or make payments in securi- ties rather than cash, if the amount you are redeeming is large enough to affect fund opera- tions (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $10,000,* the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

* Below $500 if you have been a fund shareholder since November 20, 1995.

10
ACCOUNT POLICIES (continued)

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Your Investment 11

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

For automatically reinvesting the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep. You can set up this service with your application or by calling 1-800-645-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written.* A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $1,000 or more from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee,* and you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application There is a $5.00 fee for Dreyfus TeleTransfer redemptions.*

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

*	Unless you have been a fund shareholder since November 20, 1995, or your account balance is $50,000 or more on the business day immedi- ately preceding the effective date of the transaction.

12

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

14

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus BASIC California
Municipal Money Market Fund
A series of The Dreyfus/Laurel
Tax-Free Municipal Funds

SEC file number: 811-3700

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

© 2004 Dreyfus Service Corporation
Dreyfus BASIC Massachusetts
Municipal Money Market Fund

Seeks current income exempt from federal and Massachusetts income taxes by investing in short-term, high quality municipal obligations

PROSPECTUS November 1, 2004

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4

Management	5

Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	11
Services for Fund Investors	12
Instructions for Regular Accounts	13

For More Information

See back cover.

The Fund

Dreyfus BASIC Massachusetts
Municipal Money Market Fund

Ticker Symbol:DMRXX

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.This objective can be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes.When the fund manager believes that acceptable Massachusetts municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to Massachusetts state personal income tax, but not federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

*	interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop

*	interest rates could drop, thereby reducing the fund’s yield

*	Massachusetts’s economy and revenues underly- ing its municipal obligations may decline

*	the fund’s portfolio securities may be more sen- sitive to risks that are specific to investing pri- marily in a single state

*	any of the fund’s holdings could have its credit rating downgraded or could default

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/03
1 Year	5 Years	10 Years

0.62%	2.06%	2.56%

For the fund’s current 7-day yield, please call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Shareholder transaction fees*
Exchange fee	$5.00
Account closeout fee**	$5.00
Wire and Dreyfus TeleTransfer redemption fee	$5.00
Checkwriting charge	$2.00

Annual fund operating expenses
% of average daily net assets
Management fees	0.45%
Other expenses	0.00%

Total	0.45%

* Charged unless you have been a fund shareholder since May 8, 1996 or your account balance is $50,000 or more on the business day immediately preceding the effective date of the transaction.

** Unless by exchange, wire or Dreyfus TeleTransfer for which a charge applies.

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent trustees and extraordinary expenses.

4

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $156 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.45% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.7 trillion of assets under management, administration or custody, including approximately $670 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) the economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

The Fund 5

MANAGEMENT (continued)

Distributor

The funds distributor is Dreyfus Service Corporation (DSC), a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended June 30,
		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.005	.009	.014	.032	.032

Distributions:	Dividends from investment income — net	(.005)	(.009)	(.014)	(.032)	(.032)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		.53	.87	1.41	3.29	3.21

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		.45	.45	.45	.45	.45

Ratio of interest expense to average net assets		.00 [1]	.00 [1]	.00 [1]	.01	.01

Ratio of net investment income to average net assets		.53	.87	1.38	3.22	3.18

Net assets, end of period ($ x 1,000)		141,930	162,730	168,601	138,047	123,027

[1] Amount represents less than .01%.

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Minimum investments
	Initial	Additional

Regular accounts	$25,000*	$1,000**

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

*	The minimum initial investment is $25,000 unless the investor has, in the opinion of Dreyfus Institutional Services Division, ade- quate intent and availability of assets to reach a future level of investment of $25,000.

**	$100 for investors who have held fund shares since May 8, 1996.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minumum investments or limitations on buying or selling shares. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult a representative of your financial institution for further information.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

*	if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

*	the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone
or online through Dreyfus.com
Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$5,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$1,000	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

Shareholder transaction fees**
Exchange fee		$5.00
Account closeout fee***		$5.00
Wire and Dreyfus TeleTransfer redemption fee $5.00
Checkwriting charge		$2.00

*	Not available online on accounts whose address has been changed within the last 30 days.

**	Charged unless you have been a fund shareholder since May 8, 1996 or your account balance is $50,000 or more on the business day immediately preceding the effective date of the transaction.

***	Unless by exchange, wire or Dreyfus TeleTransfer for which a charge applies.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

*	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine.You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund also reserves the right to:

*	refuse any purchase or exchange request

*	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

*	change its minimum investment amounts

*	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or dur- ing unusual market conditions)

*	“redeem in kind,” or make payments in securi- ties rather than cash, if the amount you are redeeming is large enough to affect fund opera- tions (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $10,000,* the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

* Below $500 if you have been a fund shareholder since May 8, 1996.

10

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Massachusetts personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Massachusetts personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Your Investment 11

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

For automatically reinvesting the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep. You can set up this service with your application or by calling

1-800-645-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written.* A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $1,000 or more from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee,* and you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. There is a $5.00 fee for Dreyfus TeleTransfer redemptions.*

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

*	Unless you have been a fund shareholder since May 8, 1996 or your account balance is $50,000 or more on the business day immediately preceding the effective date of the transaction.

12

INSTRUCTIONS FOR REGULAR ACCOUNTS

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment 13

14

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus BASIC Massachusetts
Municipal Money Market Fund
A series of The Dreyfus/Laurel
Tax-Free Municipal Funds

SEC file number: 811-3700

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

© 2004 Dreyfus Service Corporation

Dreyfus BASIC New York
Municipal Money Market Fund

Seeks current income exempt from federal, New York state and New York city income taxes by investing in short-term, high quality municipal obligations

PROSPECTUS November 1, 2004

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4

Management	5

Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	11
Services for Fund Investors	12
Instructions for Regular Accounts	13

For More Information

See back cover.

The Fund

Dreyfus BASIC New York
Municipal Money Market Fund

Ticker Symbol: DNIXX

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective can be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city personal income taxes, but not federal income tax.

In addition, the fund may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*	maintain an average dollar-weighted portfolio maturity of 90 days or less

*	buy individual securities that have remaining maturities of 13 months or less

*	invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

*	general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

*	revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

*	interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop

*	interest rates could drop, thereby reducing the fund’s yield

*	the economies of New York state or New York municipalities or the revenues underlying their municipal obligations may decline

*	the fund’s portfolio securities may be more sen- sitive to risks that are specific to investing pri- marily in a single state

*	any of the fund’s holdings could have its credit rating downgraded or could default

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The fund’s year-to-date total return as of 9/30/04 was 0.45%.

Average annual total returns as of 12/31/03
1 Year	5 Years	10 Years

0.62%	2.04%	2.50%

For the fund’s current 7-day yield, please call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Shareholder transaction fees*
Exchange fee	$5.00
Account closeout fee**	$5.00
Wire and Dreyfus TeleTransfer redemption fee	$5.00
Checkwriting charge	$2.00

Annual fund operating expenses
% of average daily net assets
Management fees	0.45%
Other expenses	0.00%

Total	0.45%

*	Charged unless you have been a fund shareholder since December 8, 1995 or your account balance is $50,000 or more on the business day immediately preceding the effective date of the trans- action.

**	Unless by exchange, wire or Dreyfus TeleTransfer for which a charge applies.

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent trustees and extraordinary expenses.

4

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $156 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.45% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.7 trillion of assets under management, administration or custody, including approximately $670 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

The Fund 5

MANAGEMENT (continued)

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended June 30,
		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.005	.009	.014	.032	.032

Distributions:	Dividends from investment income — net	(.005)	(.009)	(.014)	(.032)	(.032)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		.52	.86	1.36	3.26	3.20

Ratios/Supplemental Data (%):
Ratio of operating expenses to average net assets		.45	.45	.45	.45	.45

Ratio of interest expense to average net assets		.00 [1]	.00 [1]	.00 [1]	.01	—

Ratio of net investment income to average net assets		.52	.86	1.36	3.21	3.17

Net assets, end of period ($ x 1,000)		302,652	340,089	343,032	364,267	358,095

[1] Amount represents less than .01%.

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business.Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Minimum investments
	Initial	Additional

Regular accounts	$25,000*	$1,000**

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

*	The minimum initial investment is $25,000 unless the investor has, in the opinion of Dreyfus Institutional Services Division, ade- quate intent and availability of assets to reach a future level of investment of $25,000.

**	$100 for investors who have held fund shares since December 8, 1995.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult a representative of your financial institution for further information.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check or Dreyfus TeleTransfer, please note that:

*	if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

*	the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone
or online through Dreyfus.com
Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$5,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$1,000	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

Shareholder transaction fees**
Exchange fee		$5.00
Account closeout fee***		$5.00
Wire and Dreyfus TeleTransfer redemption fee $5.00
Checkwriting charge		$2.00

*	Not available online on accounts whose address has been changed within the last 30 days.

**	Charged unless you have been a fund shareholder since December 8, 1995 or your account balance is $50,000 or more on the busi- ness day immediately preceding the effective date of the transaction.

***	Unless by exchange, wire or Dreyfus TeleTransfer for which a charge applies.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

*	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine.You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund also reserves the right to:

*	refuse any purchase or exchange request

*	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

*	change its minimum investment amounts

*	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or dur- ing unusual market conditions)

*	“redeem in kind,” or make payments in securi- ties rather than cash, if the amount you are redeeming is large enough to affect fund opera- tions (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $10,000,* the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

* Below $500 if you have been a fund shareholder since December 8, 1995.

10

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For New York state and New York city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York state and New York city personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Your Investment 11

SERVICES FOR FUND INVESTORS

Dreyfus Dividend Sweep

For automatically reinvesting the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep. You can set up this service with your application or by calling

1-800-645-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written.* A fee also will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $1,000 or more from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee,* and you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. There is a $5.00 fee for Dreyfus TeleTransfer redemptions.*

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

*	Unless you have been a fund shareholder since December 8, 1995 or your account balance is $50,000 or more on the business day immedi- ately preceding the effective date of the transaction.

12

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $5,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment 13

14

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus BASIC New York
Municipal Money Market Fund
A series of The Dreyfus/Laurel
Tax-Free Municipal Funds

SEC file number: 811-3700

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

© 2004 Dreyfus Service Corporation

______________________________________________________________________________

THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2004

______________________________________________________________________________

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated November 1, 2004, of each fund listed below (each a “Fund” collectively, the “Funds”), as such Prospectus may be revised from time to time. Each Fund is a separate, non-diversified portfolio of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission (“SEC”).

Dreyfus BASIC California Municipal Money Market Fund (the “California Fund”) Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “Massachusetts Fund”) Dreyfus BASIC New York Municipal Money Market Fund (the “New York Fund”)

To obtain a copy of a Fund’s Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers: Call Toll Free 1-800-645-6561 In New York City -- Call 1-718-895-1206 Outside the U.S. -- Call 516-794-5452

The financial statements of each Fund for the fiscal year ended June 30, 2004, including notes to the financial statements and supplementary information and the Independent Auditors’ Report, are included in each Fund’s Annual Report to shareholders. A copy of each Fund’s Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Reports, and the Independent Auditors’ Report thereon contained therein, and related notes, are incorporated herein by reference.

DESCRIPTION OF THE FUNDS/TRUST

The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 28, 1983, amended and restated December 9, 1992, and subsequently further amended.

     As municipal money market funds, each Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (“Municipal Obligations”).

The Dreyfus Corporation (“Dreyfus”) serves as each Fund’s investment adviser.

Dreyfus Service Corporation (the “Distributor”) is the distributor of the Funds’ shares.

     General Investment Objectives and Policies. Each Fund seeks to provide a high level of current income exempt from Federal income taxes and personal income taxes of the State after which it is named, to the extent consistent with the preservation of capital and the maintenance of liquidity. As a fundamental policy, each Fund normally invests at least 80% of the value of its total assets in the Municipal Obligations of the State after which it is named, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and State (and in the case of the New York Fund, New York City) personal income taxes (collectively, “State Municipal Obligations” or when the context so requires, “California Municipal Obligations”, “Massachusetts Municipal Obligations” or “New York Municipal Obligations”).

     Under normal market conditions, each Fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in State Municipal Obligations. When, in the opinion of Dreyfus, adverse market conditions exist for State Municipal Obligations, and a “defensive” investment posture is warranted, a Fund may temporarily invest more than 20% of its total assets in money market instruments having maturity and quality characteristics comparable to those for State Municipal Obligations, but which produce income exempt from Federal but not State (and in the case of the New York Fund, New York City) personal income taxes for resident shareholders of that State, or more than 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals). Periods when a defensive posture is warranted include those periods when a Fund’s monies available for investment exceed the State Municipal Obligations available for purchase to meet a Fund’s rating, maturity and other investment criteria.

     Each Fund pursues its objective by investing in a varied portfolio of high quality, short-term State Municipal Obligations.

     The State Municipal Obligations purchased by a Fund may include (1) municipal bonds; (2) municipal notes; (3) municipal commercial paper; and (4) municipal lease obligations. Each Fund will limit its portfolio investments to securities that, at the time of acquisition, (i) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) (or by one NRSRO if only one NRSRO has rated the security),

(ii) if not rated, are obligations of an issuer whose comparable outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality, as determined by Dreyfus under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees” or “Board of Trustees”). Each Fund will limit its investments to securities that present minimal credit risk, as determined by Dreyfus under procedures established by the Board of Trustees.

     Because many issuers of State Municipal Obligations may choose not to have their obligations rated, it is possible that a large portion of a Fund’s portfolio may consist of unrated obligations. Unrated obligations are not necessarily of lower quality than rated obligations, but to the extent a Fund invests in unrated obligations, the Fund will be more reliant on Dreyfus’ judgment, analysis and experience than would be the case if the Fund invested only in rated obligations. Each Fund invests only in securities that have remaining maturities of thirteen months or less at the date of purchase. Floating rate or variable rate obligations (described below) which are payable on demand under conditions established by the SEC may have a stated maturity in excess of thirteen months; these securities will be deemed to have remaining maturities of thirteen months or less. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. Each Fund seeks to maintain a constant net asset value (“NAV”) of $1.00 per share, although there is no assurance it can do so on a continuing basis, using the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which Rule includes various maturity, quality and diversification requirements. The maturity of certain securities and other instruments, including loans of portfolio securities, repurchase agreements and investments in other money market funds, will be determined in accordance with the provisions of Rule 2a-7.

     Each Fund is classified as a “non-diversified” investment company, as defined under the 1940 Act. However, each Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986, as amended (the “Code”), as a “regulated investment company”. To continue to qualify, among other requirements, each Fund will be required to limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of a Fund’s total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. The provisions of the Code place limits on the extent to which a Fund’s portfolio may be non-diversified. Each Fund may invest more than 5% of its total assets in securities of one issuer only if the securities are in the highest short-term rating category, or are determined to be of comparable quality by Dreyfus.

     The ability of a Fund to meet its investment objective is subject to the ability of municipal issuers to meet their payment obligations. In addition, a Fund’s portfolio will be affected by general changes in interest rates which may result in increases or decreases in the value of Fund holdings. Investors should recognize that, in periods of declining interest rates, a Fund’s yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, a Fund’s yield will tend to be somewhat lower. Also, when interest rates are falling, the influx of new money to a Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite can be expected to occur.

Each Fund may invest without limit in State Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in their respective State. Sizable investments in these obligations could increase risk to the Fund should any of the related projects or facilities experience financial difficulties. Each Fund is authorized to borrow up to 10% of its total assets for temporary or emergency purposes and to pledge its assets to the same extent in connection with such borrowings.

Certain Portfolio Securities

Description of Municipal Obligations. “Municipal Obligations” and “State Municipal Obligations” include the following:

Municipal Bonds. Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. A Private Activity Bond is a particular kind of Revenue Bond. The classification of General Obligation Bonds, Revenue Bonds and Private Activity Bonds are discussed below.

1.	General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

2.	Revenue Bonds. Revenue Bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

3.	Private Activity Bonds. Private Activity Bonds, which are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As discussed below under “Dividends, Other Distributions and Taxes”, interest income on these bonds may be an item of tax preference subject to the Federal alternative minimum tax for individuals and corporations.

Municipal Notes. Municipal Notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal Notes include:

1.	Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

2.	Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

3.	Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

Municipal Commercial Paper. Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Lease Obligations. Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with Municipal Bonds. These obligations frequently contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 10% limitation on the purchase of illiquid securities, a Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless Dreyfus determines, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that the security is liquid for purposes of such limitation.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

     Portfolio Securities. The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended June 30, 2004, computed on a monthly basis, for each Fund was as follows:

				Standard &
		Moody’s		Poor’s
		Investors		Ratings
Fitch Ratings		Service, Inc.		Services	California	Massachusetts	New York
(“Fitch”)	or	(“Moody’s”)	or	(“S&P”)	Fund	Fund	Fund

F-1+, F-1		VMIG 1,		SP-1+, SP-1,	95.0%	94.4%	89.6%
		MIG 1, P-1		A1+, A1

F-2		VMIG 2, P-2		SP2, A2	.1%	-	-

AAA, AA, A		Aaa, Aa, A		AAA, AA, A	4.9%	2.0%	1.8%

Not Rated		Not Rated		Not Rated	-	3.6%[1]	8.6%[1]

					100%	100%	100%

(1)	Those securities which are not rated have been determined by Dreyfus to be of comparable quality to securities in the VMIG 1/MIG 1 rating category.

The actual distribution of a Fund’s Municipal Obligations by ratings on any given date will vary. In addition, the distribution of each Fund’s investments by rating as set forth above should not be considered as representative of the Fund’s future portfolio composition.

Use of Ratings as Investment Criteria. The ratings of NRSROs such as S&P, Fitch and Moody’s represent the opinions of these agencies as to the quality of Municipal Obligations which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but each Fund will also rely upon the independent advice of Dreyfus to evaluate potential investments. Among the factors which will be considered are the short-term and long-term ability of the issuer to pay principal and interest and general economic trends. Further information concerning the ratings of the NRSROs and their significance is described in the Appendix B to this Statement of Additional Information.

After being purchased by a Fund, the rating of a Municipal Obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the Municipal Obligation may default on its obligations with respect to the Municipal Obligation. In that event, the Fund will dispose of the Municipal Obligation as soon as practicable, consistent with achieving an orderly disposition of the Municipal Obligation, unless the Board of Trustees determines that disposal of the Municipal Obligation would not be in the best interest of the Fund. In addition, it is possible that a Municipal Obligation may cease to be rated or an NRSRO might not timely change its rating of a particular Municipal Obligation to reflect subsequent events. Although neither event will require the sale of such Municipal Obligation by the Fund,

Dreyfus will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. In addition, if an NRSRO changes its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Tender Option Bonds. Each Fund may invest up to 10% of the value of its assets in tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. Each Fund will not invest more than 10% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

     Floating Rate and Variable Rate Obligations. Each Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that a Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by Dreyfus under the supervision of the Trustees, be equivalent to the quality standard prescribed for the Fund. In addition, Dreyfus monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to a Fund’s portfolio securities could cause losses to the Fund and affect its share price. Each Fund is currently permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of thirteen months or less, notwithstanding that they may otherwise have a stated maturity in excess of thirteen months.

Each Fund may invest in participation interests purchased from banks in floating rate or variable rate Municipal Obligations owned by banks. A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation, and provides a demand feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) that Dreyfus, under the supervision of the Trustees, has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. Each Fund is currently permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

When-Issued Securities. Each Fund may purchase Municipal Obligations on a when-issued basis (i.e., for delivery beyond the normal settlement date at the stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although a Fund generally will purchase Municipal Obligations on a when-issued basis only with the intention of actually acquiring the securities, a Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Municipal Obligations purchased on a when-issued basis and the securities held in a Fund’s portfolio are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund’s NAV.

Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.

Each Fund will segregate permissible liquid assets in an amount at least equal to the amount of its when-issued commitments. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund’s payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from Federal income tax.

Purchase of Securities with Stand-by Commitments. Pursuant to an exemptive order issued by the SEC under the 1940 Act, each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the Fund’s option, a specified Municipal

Obligation at a specified price. Stand-by commitments acquired by a Fund may also be referred to as “put options”. The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal Obligation, less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period. Absent unusual circumstances, in determining NAV the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by the broker-dealer, dealer or bank upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Obligation.

A Fund’s right to exercise a stand-by commitment is unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, the Fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to a Fund without the payment of any direct or indirect consideration. Each Fund may, however, pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund’s portfolio will not exceed 0.5 of 1% of the value of the Fund’s total assets calculated immediately after such stand-by commitment was acquired.

Each Fund intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Dreyfus believes present minimum credit risks. A Fund’s ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the commitment is exercised. The credit of each institution issuing a stand-by commitment to the Fund will be evaluated on an ongoing basis by Dreyfus in accordance with procedures established by the Trustees.

Each Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or maturity of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining NAV. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. Stand-by commitments will not affect the dollar-weighted average maturity of a Fund’s portfolio. Each Fund understands that the Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a registered investment company will be treated for Federal income tax purposes as the owner of Municipal Obligations acquired subject to stand-by commitments and the interest on the Municipal Obligations will be tax-exempt to the Fund.

Custodial Receipts. Each Fund may purchase securities, frequently referred to as “custodial receipts”, representing the right to receive future principal and interest payments on Municipal Obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a Municipal Obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that a Fund may purchase has the characteristics of a typical tender option security backed by a conditional “put”, which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the “put”. The “put” may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligation and for other reasons. Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying Municipal Obligations and generally is at a level comparable to that of a Municipal Obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. A Fund also may purchase directly from issuers, and not in a private placement, Municipal Obligations having the characteristics similar to the custodial receipts in which the Fund may invest.

     Other types of tax-exempt instruments that may become available in the future may be purchased by a Fund as long as Dreyfus believes the quality of these instruments meets the Fund’s quality standards.

Taxable Investments. Each Fund anticipates being as fully invested as practicable in Municipal Obligations. Because the Funds seek to provide income exempt from Federal and personal income taxes of the State after which it is named (and in the case of the New York Fund, New York City taxes), each Fund will invest in taxable obligations only if and when Dreyfus believes it would be in the best interests of the Fund’s shareholders to do so. Situations in which a Fund may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of shares of the Fund or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. Each Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a “defensive” posture when, in the opinion of Dreyfus, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. Each Fund may invest in only the following kinds of taxable securities maturing in one year or less from the date of purchase: (1) obligations of the United States Government, its agencies or instrumentalities; (2) commercial paper rated at the time of purchase at least Prime-1 by Moody’s or A-1 by S&P; (3) certificates of deposit of domestic banks with total assets of $1 billion or more; and (4) repurchase agreements (instruments under which the seller of a security agrees to repurchase the security at a specific time and price) with respect to any securities that the Fund is permitted to hold.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited. Investments in repurchase agreements are subject to the policy prohibiting investment of more than 10% of a Fund’s net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and other securities not readily marketable.

     Other Investment Companies. Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with its investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations.

Special Factors Affecting the Funds

Investing in State Municipal Obligations. You should review the information in Appendix A, which provides a brief summary of special investment considerations and risk factors relating to investing in California, Massachusetts and New York Municipal Obligations, as applicable.

Credit Enhancements. Certain instruments in which a Fund may invest, including floating rate securities, tender option bonds, custodial receipts, variable amount master demand notes, municipal lease obligations or certificates of participation in municipal lease obligations and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody’s or S&P. Changes in the credit quality of banks, broker-dealers and other financial institutions that provide such credit or liquidity enhancements to a Fund’s portfolio securities could cause losses to the Fund, affect its liquidity and affect its share price.

Master-Feeder Option. The Trust may in the future seek to achieve a Fund’s investment objective by investing all of the Fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days’ prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interest of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although each Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

     Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which Mellon Bank, N.A. (“Mellon Bank”), an affiliate of Dreyfus, has a lending relationship.

Investment Restrictions

Fundamental. Each Fund’s policy normally to invest at least 80% of its total assets in State Municipal Obligations (or other investments with similar investment characteristics) is a fundamental policy. The following limitations have also been adopted by each Fund as fundamental. A Fund may not change any of these fundamental policies or investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. None of the Funds may:

1. Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments of domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets at the time of such borrowing, and (b) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

3. Make loans or lend securities, if as a result thereof more than one-third of the Fund’s total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.

4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund’s investment program may be deemed an underwriting.

5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

6. Purchase or sell commodities, except that a Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

Each Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective and fundamental policies and restrictions as the Fund.

Nonfundamental. Each Fund has also adopted the following additional restrictions as non-fundamental. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. None of the Funds may:

1. Purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than 5% of such securities.

2. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that: (a) this restriction shall not apply to standby commitments, and (b) this restriction shall not apply to the Fund’s transactions in futures contracts and related options.

3. Purchase warrants if at the time of such purchase: (a) more than 5% of the value of the Fund’s net assets would be invested in warrants or, (b) more than 2% of the value of the Fund’s assets would be invested in warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange (“AMEX”) (for purposes of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

4. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

5. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

6. Purchase oil, gas or mineral leases (a Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

7. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

8. Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

9. Purchase any security while borrowings representing more than 5% of the Fund’s total assets are outstanding.

If a percentage restriction is adhered to at the time of an investment, a later change in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction. With respect to Fundamental Restriction No. 2, if borrowings exceed 33-1/3% of the value of a Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

The investment objective, policies, restrictions, practices and procedures of a Fund, unless otherwise specified, may be changed without shareholder approval. If a Fund’s investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.

MANAGEMENT OF THE FUNDS/TRUST

The Board is responsible for the management and supervision of the Funds, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
Mellon Bank, N.A	Custodian

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. Each of the Trustees also serves as a Director of The Dreyfus/Laurel Funds, Inc. and as a Trustee of The Dreyfus/Laurel Funds Trust (collectively, with the Trust, the “Dreyfus/Laurel Funds”) and Dreyfus High Yield Strategies Fund.

Trustees of the Trust *

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (61)	Corporate Director and Trustee	Azimuth Trust, an institutional asset
Chairman of the Board		management firm, member of Board of
(1999)		Managers and Advisory Board.
The Muscular Dystrophy Association,
Director
Levcor International, Inc., an apparel fabric
processor, Director
Century Business Services, Inc., a provider
of outsourcing functions for small and
medium size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard
converting plants, Director

James M. Fitzgibbons (70)	Chairman of the Board, Davidson	-
Board Member	Cotton Company (1998-2002)
(1983)

* None of the Trustees are "interested persons" of the Trust, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

J. Tomlinson Fort (75)	Retired; of Counsel Reed Smith LLP	Allegheny College, Emeritus Trustee
Board Member	(1998 –2004)	Pittsburgh Ballet Theatre, Trustee
(1994)		American College of Trial Lawyers, Fellow

Kenneth A. Himmel (57)	President and CEO, Related Urban	-
Board Member	Development, a real estate
(1983)	development company (1996-Present)

President and CEO, Himmel &
Company, a real estate development
company (1980-Present)

CEO, American Food Management,
a restaurant company (1983-Present)

Stephen J. Lockwood (56)	Chairman of the Board, Stephen J.	BDML Holdings, an insurance company,
Board Member	Lockwood and Company LLC, an	Chairman of the Board
(1993)	investment company	Affiliated Managers Group, an
	(2000 – Present)	investment management company, Director

Chairman of the Board and CEO,
LDG Reinsurance Corporation
(1977-2000)

Roslyn M. Watson (55)	Principal, Watson Ventures, Inc.,	American Express Centurion Bank,
Board Member	a real estate investment company	Director
(1992)	(1993 – Present)	The Hyams Foundation Inc., a Massachusetts
Charitable Foundation, Trustee
National Osteoporosis Foundation, Trustee

Benaree Pratt Wiley (57)	President and CEO, The Partnership,	Boston College, Associate Trustee
Board Member	an organization dedicated to increasing	The Greater Boston Chamber of
(1998)	the representation of African	Commerce, Director
	Americans in positions of leadership,	Mass Development, Director
	influence and decision-making in	Commonwealth Institute, Director
	Boston, MA	Efficacy Institute, Director
	(1991 – Present)	PepsiCo African–American, Advisory Board

     Board members are elected to serve for an indefinite term. The Trust has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Trust, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Trust’s accounting and financial reporting processes and the audits of the Funds’ financial statements and (ii) to assist in the Board’s oversight of the integrity of the Funds’ financial statements, the Funds’ compliance with legal and regulatory requirements and the independent auditors’ qualifications, independence and performance. The Trust’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the Nominating Committee Charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o

The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee Charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Trust also has a standing valuation committee comprised of any one Board member. The function of the valuation committee is to assist in valuing a Fund’s investments. The audit committee met four times and the nominating committee met once during the fiscal year ended June 30, 2004. The compensation and valuation committees had no meetings during the last fiscal year.

     The table below indicates the dollar range of each Board member’s ownership of shares of each Fund and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2003.

Aggregate Holding
of Funds in the
Dreyfus Family of
	California	Massachusett	New York	Funds for which
Name of	Fund	s	Fund	Responsible as a
Board Member	Shares	Fund	Shares	Board Member
Shares

Joseph S. DiMartino	None	None	None	over $100,000
James Fitzgibbons	None	None	None	over $100,000
J. Tomlinson Fort	None	None	None	$10,001 - $50,000
Kenneth A. Himmel	None	None	None	None
Stephen J. Lockwood	None	None	None	None
Roslyn Watson	None	None	None	None
Benaree Pratt Wiley	None	None	None	None

     As of December 31, 2003, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, or the Distributor.

Officers of the Trust

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer, and Chief Operating Officer of Dreyfus and an officer of 97 investment companies (comprised of 190 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 59 years old, and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of Dreyfus, and an officer of 97 investment companies (comprised of 190 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 51 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 58 years old, and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 55 years old, and has been an employee of Dreyfus since July 1980.

JAMES WINDELS, Treasurer since November 2001. Director – Mutual Fund Accounting of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 46 years old, and has been an employee of Dreyfus since April 1985.

JAMES BITETTO, Assistant Secretary since October 2004. Assistant General Counsel and Assistant Secretary of Dreyfus, and an officer of 4 investment companies (comprised of 23 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of Dreyfus since December 1996.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000. Associate General Counsel of Dreyfus, and an officer of 26 investment companies (comprised of 87 portfolios) managed by Dreyfus. He is 39 years old, and has been an employee of Dreyfus since January 1986.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000. Associate General Counsel of Dreyfus, and an officer of 95 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 44 years old, and has been an employee of Dreyfus since October 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Money Market Funds of Dreyfus, and an officer of 39 investment companies (comprised of 85 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax Director of Dreyfus, and an officer of 98 investment companies (comprised of 206 portfolios) managed by Dreyfus. He is 50 years old, and has been an employee of Dreyfus since June 1993.

WILLIAM G. GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 34 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (98 investment companies, comprising 206 portfolios). From November 2001 through March 2004, Mr. Connolly was First Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.

In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third party mutual fund clients. Mr. Connolly has served in various capacities with Dreyfus since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001. Mr. Connolly is 47 years old.

No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an “interested person” of the Trust (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

In addition, the Trust currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.

The aggregate amount of fees and expenses received by each current Trustee from the Trust for the fiscal year ended June 30, 2004, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parentheses next to each Board member’s total compensation) during the year ended December 31, 2003 were as follows:

	Aggregate	Total Compensation From
	Compensation	the Trust and Fund Complex
Name of Board Member	From the Trust #	Paid to Board Member*
Joseph S. DiMartino	$29,583	$800,306 (191)

	Aggregate	Total Compensation From
	Compensation	the Trust and Fund Complex
Name of Board Member	From the Trust #	Paid to Board Member*
James M. Fitzgibbons	$23,666	$ 88,000 (23)
J. Tomlinson Fort	$23,666	$ 89,000 (23)
Kenneth A. Himmel	$20,000	$ 88,000 (23)
Stephen J. Lockwood	$21,833	$ 89,000 (23)
Roslyn M. Watson	$23,666	$ 89,000 (23)
Benaree Pratt Wiley	$23,666	$ 89,000 (23)

#	Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $4,952 for the Trust.

*	Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.

The officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of October 4, 2004.

Principal Shareholders. As of October 4, 2004, the following shareholders were known by the California Fund, Massachusetts Fund and New York Fund, as applicable, to own of record 5% or more of the outstanding California Fund, Massachusetts Fund and New York Fund shares, respectively:

California Fund: Boston & Co., c/o Mellon Bank, P.O. Box 534005, Pittsburgh, PA 15253-4005 - 42.3773%; ABKO Trust, P.O. Box 6716, San Pedro, CA 90734-6716 -7.0792% .

Massachusetts Fund: Boston & Co., c/o Mellon Bank, P.O. Box 534005, Pittsburgh, PA 15253-4005 - 82.2722% .

New York Fund: Boston & Co., c/o Mellon Bank, P.O. Box 534005, Pittsburgh, PA 15253-4005 - 8.2172% .

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

MANAGEMENT ARRANGEMENTS

The following information supplements and should be read in conjunction with the sections in each Fund’s Prospectus entitled “Expenses” and “Management.”

Investment Adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon”). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

Dreyfus serves as the investment adviser for the Funds pursuant to an Investment Management Agreement (the “Investment Management Agreement”) between Dreyfus and the Trust, subject to the overall authority of the Board of Trustees in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Funds. As investment manager, Dreyfus manages the Funds by making investment decisions based on each Fund’s investment objective, policies and restrictions. The Investment Management Agreement is subject to review and approval at least annually by the Board of Trustees.

     In approving the current Investment Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus; the investment philosophy and investment approach as applied to the Funds by Dreyfus; the investment management expertise of Dreyfus in respect of each Fund’s investment strategies; the personnel, resources and experience of Dreyfus; each Fund’s performance history and the management fees paid to Dreyfus relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus’ costs of providing services under the Investment Management Agreement; and ancillary benefits Dreyfus may receive from its relationship with the Trust.

The Investment Management Agreement will continue from year to year provided that a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and either a majority of all Trustees or a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities approve its continuance. The Trust may terminate the Investment Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of a Fund on 60 days’ written notice to Dreyfus. Dreyfus may terminate the Investment Management Agreement upon 60 days’ written notice to the Trust. The Investment Management Agreement will terminate immediately and automatically upon its assignment.

The following persons are officers and/or directors of Dreyfus: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O’Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems;

Angela E. Price, Vice President; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; William H. Maresca, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

The Trust, Dreyfus and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. Dreyfus’ Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with Dreyfus’ Code of Ethics and are also subject to the oversight of Mellon’s Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of Dreyfus’ Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Expenses. The Investment Management Agreement with Dreyfus provides for a “unitary fee”. Under the unitary fee structure, Dreyfus pays all expenses of a Fund except: (i) brokerage commissions, (ii) taxes, interest and extraordinary expenses (which are expected to be minimal), and (iii) Rule 12b-1 fees, as applicable. Under the unitary fee, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to a Fund. Although, under the Investment Management Agreement, Dreyfus is not required to pay the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is required to reduce its management fee by the amount of such fees and expenses. For the provision of such services directly, or through one or more third parties, Dreyfus receives as full compensation for all services and facilities provided by it, a fee computed daily and paid monthly at the annual rate of 0.45% of the value of each Fund’s average daily net assets. The Investment Management Agreement provides that certain redemption, exchange and account closeout charges are payable directly by a Fund’s shareholders to the Fund’s Transfer Agent (although the Fund will waive such fees if the closing balance in the shareholder’s account on the business day immediately preceding the effective date of the transaction is $50,000 or more) and the fee payable by a Fund to Dreyfus is not reduced by the amount of charges payable to the Transfer Agent. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. Expenses attributable to a Fund are charged against such Fund’s assets; other expenses of the Trust are allocated among the Funds on the basis determined by the Trustees, including, but not limited to, proportionately in relation to the net assets of each Fund.

For the last three fiscal years, each Fund paid the following management fees:

	For the Fiscal Year Ended June 30,
	2004	2003	2002
California Fund	$342,966	$374,288	$385,897
Massachusetts Fund	$624,009	$851,636	$745,947
New York Fund	$1,461,915	$1,560,162	$1,663,945

     The Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as each Fund’s distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.

     Dreyfus or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing”. In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, serves as the Trust’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Funds and the payment of dividends and distributions payable by the Funds. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for certain out-of-pocket expenses.

Mellon Bank, an affiliate of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of each Fund’s investments. Under a custody agreement with the Trust, Mellon Bank holds each Fund’s portfolio securities and keeps all necessary accounts and records. For its custody services, Mellon Bank receives a monthly fee based on the market value of each Fund’s respective assets held in custody and receives certain securities transaction charges. The fee is paid to Mellon Bank by Dreyfus pursuant to each Fund’s unitary fee structure. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

PURCHASE OF SHARES

The following information supplements and should be read in conjunction with the sections in each Fund’s Prospectus entitled “Account Policies”, “Services for Fund Investors”, and “Instructions for Regular Accounts”.

     General. Each Fund’s shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through an Agent. As discussed under “Management Arrangements-Distributor”, Service Agents may receive revenue sharing payments from Dreyfus or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Funds. Share certificates are issued only upon written request. No certificates are issued for fractional shares. It is not recommended that the Funds be used as vehicles for Keogh, IRA or other qualified retirement plans. The Funds reserve the right to reject any purchase order.

     The minimum initial investment for each Fund is $25,000. Each Fund may waive its minimum initial investment requirement for new accounts opened through an Agent whenever Dreyfus Institutional Services Division (“DISD”) determines for the initial account opened through such Agent which is below a Fund’s minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or in excess of $25,000. DISD will periodically review the average size of the accounts opened through each Agent and, if necessary, reevaluate the Agent’s intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $25,000 and the Agent does not have the requisite intent and access to funds. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held California Fund shares as of November 20, 1995, Massachusetts Fund shares as of May 8, 1996 or New York Fund shares as of December 8, 1995). The initial investment must be accompanied by a Fund’s Account Application.

     You may purchase shares of the Funds by check or wire, or through the Dreyfus TeleTransfer Privilege described below. Checks should be made payable to “The Dreyfus Family of Funds”. Payments to open new accounts which are mailed should be sent to The Dreyfus Family of Funds, P.O. Box 55299, Boston, Massachusetts 02205-8553, together with your Account Application. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to The Dreyfus Family of Funds, P.O. Box 105, Newark, New Jersey 07101-0105. Neither initial nor subsequent investments should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. These orders will be forwarded to the appropriate Fund and will be processed only upon receipt thereby. For the location of the nearest Dreyfus Financial Center, you should call the telephone number listed on the cover of this Statement of Additional Information.

     Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, DDA# 043508 Dreyfus BASIC California Municipal Money Market Fund, Dreyfus BASIC Massachusetts Municipal Money Market Fund, or Dreyfus BASIC New York Municipal Money Market Fund, as applicable, for purchase of shares in your name. The wire must include your Fund account number, account registration and dealer number, if applicable. If your initial purchase of a Fund’s shares is by wire, you should call 1-800-645-6561 before completing the wire payment to obtain the appropriate Fund account number. You should include your Fund account number on the Fund’s Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. Each Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

     Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House (“ACH”) member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number preceded by the digits “4540”.

     Federal regulations require that you provide a certified TIN upon opening or reopening an account. See “Dividends, Other Distributions and Taxes” and the Fund’s Account Application for further information concerning this requirement. Failure to furnish a certified TIN to a Fund could subject investors to a $50 penalty imposed by the IRS.

     Net Asset Value Per Share. An investment portfolio’s NAV refers to a Fund’s share price on a given day. A Fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares. The NAV for each Fund’s shares, which are offered on a continuous basis, is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Each Fund intends to maintain a constant NAV per share of $1.00, although there is no assurance that this can be done on a continuing basis. See “Determination of Net Asset Value”.

     The offering price of Fund shares is their NAV. Investments and requests to exchange or redeem shares received by the Transfer Agent or other entity authorized to receive orders on behalf of a Fund before 4:00 p.m., Eastern time, on each day that the NYSE is open for regular business (a “business day”) are effective, and will receive the price next determined, on that business day. The NAV of a Fund is calculated two times each business day, at 12:00 noon and

4:00 p.m., Eastern time. Investment, exchange or redemption requests received after 4:00 p.m., Eastern time, are effective, and receive the first share price determined, on the next business day.

Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m. Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the next business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “Redemption of Shares – Dreyfus TeleTransfer Privilege”. Each Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

Reopening an Account. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

In-Kind Purchases. If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an “in-kind” exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about “in-kind” purchases, call 1-800-645-6561.

REDEMPTION OF SHARES

The following information supplements and should be read in conjunction with the sections in each Fund’s Prospectus entitled “Account Policies”, “Services for Fund Investors”, and “Instructions for Regular Accounts”.

     General. You may request redemption of Fund shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of a Fund, the Fund will redeem the shares at the next determined NAV as described below.

     You will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out (unless you have held California Fund shares since November 20, 1995, Massachusetts Fund shares since May 8, 1996 or New York Fund shares since December 8, 1995). The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of a Fund or to wire or Dreyfus TeleTransfer redemptions, for each of which a $5.00 fee may apply. However, a Fund will waive this fee if the closing balance in the shareholder’s account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Agents may charge a fee for effecting redemptions of a Fund’s shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund’s then current NAV.

     A Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check or by the Dreyfus TeleTransfer Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for a period of up to eight business days after the purchase of such shares. In addition, the Funds will not honor redemption checks (“Checks”) under the Checkwriting Privilege, and will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TeleTransfer purchase order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Procedures. You may redeem shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable “No” box on the Account Application. The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form, or with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege, or the Dreyfus TeleTransfer Privilege, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of certain Agents and institutions. Each Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. Each Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. Each Fund may modify or terminate any redemption Privilege at any time. Shares for which certificates have been issued are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or Dreyfus TeleTransfer Privilege.

     The Telephone Redemption Privilege, the Wire Redemption Privilege, the Dreyfus TeleTransfer Privilege, or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Funds will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Funds or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.

     Regular Redemption. Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. Redemption requests may be delivered in person only to a Dreyfus Financial Center. These requests will be forwarded to the appropriate Fund and will be processed only upon receipt thereby. For the location of the nearest financial center, you should call the telephone number listed on the cover of this Statement of Additional Information. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”), and the Stock Exchanges Medallion Program.

     Redemption proceeds of at least $5,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

Checkwriting Privilege. You may write Checks drawn on a Fund account. Each Fund provides Checks automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable “No” box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your account and may be made payable to the order of any person in an amount of $1,000 or more ($500 for shareholders who have held California Fund shares since November 20, 1995, Massachusetts Fund shares since May 8, 1996 or New York Fund shares or since December 8, 1995). An investor (other than one who has held California Fund shares since November 20, 1995, Massachusetts Fund shares since May 8, 1996 or New York Fund shares since December 8, 1995) will be charged $2.00 for each Check redemption. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor’s agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor’s account to cover the amount of the Check and the $2.00 charge. The fee will be waived if the closing balance in the shareholder’s account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

If the amount of the Check, plus any applicable charges, is greater than the value of the shares in an investor’s account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Such fees are not subject to waiver based on account balance or other factors. A Fund may return an unpaid Check that would draw your account balance below $5.00 and you may be subject to extra charges. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor’s Agent, and reasonably believed by the Transfer Agent to be genuine. An investor (other than one who has held California Fund shares since November 20, 1995, Massachusetts Fund shares since May 8, 1996 or New York Fund shares since December 8, 1995) will be charged a $5.00 fee for each wire redemption, which will be deducted from the investor’s account and paid to the Transfer Agent. However, a Fund will waive the fee if the closing balance in the shareholder’s account on the business day immediately preceding the effective date of such transaction is $50,000 or more. Ordinarily, a Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($5,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor’s bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and are usually borne by the investor. Immediate notification by the correspondent bank to the investor’s bank is necessary to avoid a delay in crediting the funds to the investor’s bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Share Certificates; Signatures”.

     Telephone or Online Redemption Privilege. You may request by telephone or online that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. This privilege is granted automatically unless you specifically refuse it.

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds (minimum $1,000 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in the investor’s account at an ACH member bank ordinarily two business days after receipt of the redemption request. An investor (other than one who has held California Fund shares since November 20, 1995, Massachusetts Fund shares since May 8, 1996 or New York Fund shares since December 8, 1995) will be charged a $5.00 fee for each redemption effected pursuant to this Privilege, which will be deducted from the investor’s account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder’s account on the business day immediately preceding the effective date of the transaction is $50,000 or more. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.

Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, STAMP, and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

Suspension of Redemptions. The right to redeem Fund shares may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings); (b) when trading in the markets the Trust normally uses is restricted or when an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of a Fund’s shareholders.

SHAREHOLDER SERVICES

The following information supplements and should be read in conjunction with the sections in each Fund’s Prospectus entitled “Account Policies” and “Services for Fund Investors.”

     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by Dreyfus or shares of certain funds advised by Founders Asset Management LLC (“Founders”), an indirect subsidiary of Dreyfus, to the extent such shares are offered for sale in your state of residence. Investors (other than those who have held California Fund shares since November 20, 1995, Massachusetts Fund shares since May 8, 1996 or New York Fund shares since December 8, 1995) will be charged a $5.00 fee for each exchange made out of a Fund, which will be deducted from the investor’s account and paid to the Transfer Agent. The fee will be waived if the closing balance in the shareholder’s account on the business day immediately preceding the effective date of the transaction is $50,000 or more.

Shares of other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of a shareholder’s holdings through a check of appropriate records.

     To request an exchange, an investor, or the investor’s Agent acting on the investor’s behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. Before any exchange, investors must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. The shares being exchanged must have a current value of at least $1,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless the investor checks the applicable “No” box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. Investors who have previously established this privilege may telephone exchange instructions (including over the Dreyfus Express® voice response telephone system) by calling 1-800-645-6561. If calling from overseas, investors may call 516-794-5452. Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Exchange Privilege, Checkwriting Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TeleTransfer Privilege and the dividends and distributions payment option (except for Dividend Sweep) selected by the investor.

By using this privilege, the investor authorizes the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be the investor or a representative of the investor’s Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved. Shares issued in certificate form are not eligible for exchange. Exchanges out of a Fund pursuant to Fund Exchanges are limited to four per calendar year. The California Fund, the Massachusetts Fund and the New York Fund each reserves the right, upon not less than 60 days’ written notice, to charge shareholders who have held Fund shares since November 20, 1995, May 8, 1996, or December 8, 1995, respectively, a nominal fee for each exchange in accordance with Rules promulgated by the SEC.

     Each Fund reserves the right to reject any exchange request in whole or in part. The availability of fund exchanges may be modified or terminated at any time upon notice to investors.

     The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. Shares of certain other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

A. Dividends and other distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

B. Dividends and other distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge (“CDSC”) and the applicable CDSC, if any, will be imposed upon redemption of such shares.

For more information concerning this Privilege, or to request a Dividend Options Form, investors should call toll free 1-800-645-6561. Investors may cancel their participation in this Privilege by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55263, Boston, Massachusetts 02205-8501. To select a new fund after cancellation, investors must submit a new Dividend Options Form. Enrollment in or cancellation of this Privilege is effective three business days following receipt. This Privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. Each Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Account Policies”.

The NAV for Fund shares is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Each Fund intends to maintain a constant NAV of $1.00 per share, although there is no assurance that this can be done on a continuing basis.

The use of amortized cost is permitted by Rule 2a-7 under the 1940 Act. Pursuant to the provisions of Rule 2a-7, the Trustees have established procedures reasonably designed to stabilize a Fund’s price per share, as computed for the purpose of sale and redemption, at $1.00. These procedures include the determination by the Trustees, at such times as they deem appropriate, of the extent of deviation, if any, of the Fund’s current NAV per share, using market values, from $1.00; periodic review by the Trustees of the amount of and the methods used to calculate the deviation; maintenance of records of the determination; and review of such deviations. The procedures employed to stabilize a Fund’s price per share require the Trustees to consider promptly what action, if any, should be taken by the Trustees if such deviation exceeds 1/2 of one percent. Such procedures also require the Trustees to take appropriate action to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair effects resulting from any deviation. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV by using available market quotations. In addition to such procedures, Rule 2a-7 requires a Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, as calculated in accordance with Rule 2a-7, and to invest only in securities determined by the Trustees to be of high quality, with minimal credit risks.

In periods of declining interest rates, the indicated daily yield on Fund shares computed by dividing the annualized daily income on the Fund by the NAV per share computed as above may tend to be higher than a similar computation made by using a method of valuation based on market prices and estimates. In periods of rising interest rates, the indicated daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

NYSE Closings. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year’s Day, Dr. Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

The following information supplements and should be read in conjunction with the section in each Fund’s Prospectus entitled “Distributions and Taxes”.

General. Each Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. The Funds’ earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at NAV or, at an investor’s option, paid in cash. If an investor redeems all shares in his or her account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all of his or her Fund shares, that portion of the accrued dividends will be paid along with the proceeds of the redemption. Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Funds will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. The Funds do not expect to realize any long-term capital gains or losses. Investors may choose whether to receive dividends in cash or to reinvest them in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

Except as provided below, shares of a Fund purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, investors may receive the dividend declared on the day of purchase. Investors will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.

     It is expected that each Fund will continue to qualify for treatment as a regulated investment company (“RIC”) under the Code so long as such qualification is in the best interest of its shareholders. Such qualification will relieve a Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, a Fund – which is treated as a separate corporation for Federal tax purposes – (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net taxable investment income and net short-term capital gains (“Distribution Requirement”), (2) must derive at least 90% of its annual gross income from specified sources (“Income Requirement”), and (3) must meet certain asset diversification and other requirements. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be “exempt-interest dividends”, as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment. Each Fund also intends to continue to qualify to pay “exempt-interest” dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.

Each Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. To avoid the application of this excise tax, a Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary (taxable) income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     Distributions by a Fund that are designated by it as “exempt-interest dividends” generally may be excluded from gross income. Distributions by a Fund of net capital gain, when designated as such, are taxable as long-term capital gains, regardless of the length of time of share ownership. Interest on indebtedness incurred or continued to purchase or carry shares of a Fund will not be deductible for Federal income tax purposes to the extent that the Fund’s distributions (other than capital gains distributions) consist of exempt-interest dividends. Each Fund may invest in “private activity bonds”, the interest on which is treated as a tax preference item for shareholders in determining their liability for the alternative minimum tax. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by a Fund and the value of its portfolio would be affected. In such event, each Fund would reevaluate its investment objective and policies.

     Dividends and other distributions, to the extent taxable, are taxable regardless of whether they are received in cash or reinvested in additional Fund shares, even if the value of shares is below cost. If investors purchase shares shortly before a taxable distribution (i.e., any distribution other than an exempt-interest dividend paid by a Fund), they must pay income taxes on the distribution, even though the value of the investment (plus cash received, if any) remains the same. In addition, the share price at the time investors purchase shares may include unrealized gains in the securities held in a Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid as a capital gain distribution and will be taxable.

Dividends from a Fund’s investment company taxable income together with distributions from net realized short-term capital gains, if any (collectively, “dividend distributions”), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund’s earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions by a Fund of net capital gain, when designated as such, are taxable as long-term capital gains, regardless of the length of time of share ownership. Each Fund is not expected to realize long-term capital gains, or, therefore, to make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). Dividends paid by a Fund will not be eligible for the dividends-received deductions allowed to corporations.

Dividends derived by a Fund from tax-exempt interest are designated as tax-exempt in the same percentage of the day’s dividend as the actual tax-exempt income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends derived by a Fund from interest on State Municipal Obligations will be designated as exempt from taxation of the applicable State (and in the case of the New York Fund, New York City taxation) in the same percentage of the day’s dividend as the actual interest on State Municipal Obligations earned on that day.

     Each Fund must withhold and remit to the U.S. Treasury (“backup withholding”) 28% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder’s TIN is incorrect or that the shareholder has failed properly to report such income.

In January of each year, the Funds will send shareholders a Form 1099-DIV notifying them of the status for federal income tax purposes of their dividends from their Fund for the preceding year. Each Fund also will advise shareholders of the percentage, if any, of the dividends paid by the Fund that are exempt from Federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the Federal alternative minimum tax.

Shareholders must furnish a Fund with their TIN and state whether they are subject to backup withholding for prior under-reporting, certified under penalties of perjury. Unless previously furnished, investments received without such a certification will be returned. Each Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding. A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner’s Federal income tax return.

State and Local Taxes. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, each Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

The foregoing is only a summary of certain tax considerations generally affecting each Fund and its shareholders, and is not intended as a substitute for careful tax planning. Individuals may be exempt from State and local personal income taxes on exempt-interest income derived from obligations of issuers located in those states, but are usually subject to such taxes on such dividends that are derived from obligations of issuers located in other jurisdictions. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

Returned Checks. If an investor elects to receive dividends in cash, and the investor’s dividend check is returned to that Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that dividend and all future dividends payable in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

PORTFOLIO TRANSACTIONS

All portfolio transactions of the Funds are placed on behalf of the respective Fund by Dreyfus. Debt securities purchased and sold by a Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

Brokers and dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Trust’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act. Dreyfus may use research services of and place brokerage commissions with broker-dealers affiliated with it or Mellon Financial Corporation if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated firms for similar services.

Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to a Fund and/or its other clients; conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to Dreyfus in carrying out its obligation to the Fund. The receipt of such research services does not reduce the normal independent research activities of Dreyfus; however, it enables Dreyfus to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

The Funds will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which an affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but are not subject to such limitations.

Although Dreyfus manages other accounts in addition to the Funds, investment decisions for each Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund. While the Trustees will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

The Funds paid no brokerage commissions for the fiscal years ended June 30, 2004, 2003, and 2002.

INFORMATION ABOUT THE FUNDS/TRUST

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are without par value, have no preemptive or subscription rights, and are freely transferable.

The Trust is a “series fund”, which is a mutual fund divided into separate funds, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one Fund is not deemed to be a shareholder of any other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund. The Trustees have authority to create an unlimited number of shares of beneficial interest, without par value, in separate series. The Trustees have authority to create additional series at any time in the future without shareholder approval.

Each share (regardless of class) has one vote. On each matter submitted to a vote of the shareholders, all shares of each Fund or class shall vote together as a single class, except as to any matter for which a separate vote of any Fund or class is required by the 1940 Act and except as to any matter which affects the interest of a particular Fund or class, in which case only the holders of shares of the one or more affected Funds or classes shall be entitled to vote, each as a separate class.

The assets received by the Trust for the issue or sale of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the Fund and the relative difficulty in administering each Fund. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund available for distribution.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

Each Fund will send annual and semi-annual financial statements to all of its shareholders.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

KPMG LLP, 757 Third Avenue, New York, NY 10017, was appointed by the Board of Trustees to serve as each Fund’s independent registered public accounting firm for the year ending June 30, 2005, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual Federal income tax return filed on behalf of each Fund.

APPENDIX A

RISK FACTORS—INVESTING IN CALIFORNIA MUNICIPAL BONDS

     The following information is a summary of special factors affecting investments in California Municipal Obligations. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

General Information

     Economy. California's economy, the nation's largest and one of the largest in the world, has major sectors in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, concentrated in the State's high-tech sector. The economy has since stabilized, with 136,300 jobs gained between July 2003 and June 2004 compared with 341,200 jobs lost between March 2001 and July 2003. The State unemployment rate was 6.2% in April 2004, down from 6.8% a year earlier. The national unemployment rate in April 2004 was 5.6%, down from 6.0% a year earlier.

     Both the California economy and the national economy have improved since the second quarter of 2003. Output of the national economy, adjusted for inflation, has grown more strongly, and job growth has turned around recently. From April 2003 to April 2004, nonfarm payroll employment rose by 0.6% in the State and 0.9% in the nation. Personal income growth accelerated in 2003, particularly in the fourth quarter. Total personal income increased by 3.7% in 2003, compared to 3.3% nationally. In addition, personal state income tax withholdings were up 8.8% in 2004.

     Population and Labor Force. The State's July 1, 2003 population of over 35 million represented over 12% of the total United States population. California's population is concentrated in metropolitan areas. As of the 2000 census, 97% resided in the 25 major metropolitan statistical areas in the State. As of July 1, 2002, the 5-county Los Angeles area accounted for 49% of the State's population, with over 17.0 million residents, and the 10-county San Francisco Bay Area represented 20%, with a population of over 7.0 million.

The following table shows California's population data for 1994 through 2003.

Population 1994-03*

		% Increase		% Increase	California
	California	Over Preceding	United States	Over	as % of United
Year	Population	Year	Population	Preceding Year	States *

1994	31,523,080	0.7%	263,125,821	1.2%	12.0
1995	31,711,094	0.6	266,278,393	1.2	11.9
1996	31,962,050	0.8	269,394,284	1.2	11.9
1997	32,451,746	1.5	272,646,925	1.2	11.9

		% Increase		% Increase	California
	California	Over Preceding	United States	Over	as % of United
Year	Population	Year	Population	Preceding Year	States *

1998	32,861,779	1.3	275,854,104	1.2	11.9
1999	33,417,247	1.7	279,040,168	1.2	12.0
2000	34,040,489	1.9	282,177,754	1.1	12.1
2001	34,726,513	2.0	285,093,813	1.0	12.2
2002	35,336,138	1.8	287,973,924	1.0	12.3
2003	35,933,943	1.7	290,809,777	1.0	12.4

*Population as of July 1.

SOURCE: U.S. Department of Commerce, Bureau of the Census; California figures from State of California, Department of Finance.

     The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1994 through 2003.

		Labor Force 1994-03

	Labor Force Trends		Unemployment Rate (%)
	(in Thousands)
Year	Labor Force	Employment	California	United States

1994	15,294	13,979	8.6	6.1
1995	15,236	14,040	7.8	5.6
1996	15,371	14,261	7.2	5.4
1997	15,786	14,792	6.3	4.9
1998	16,138	15,181	5.9	4.5
1999	16,376	15,522	5.2	4.2
2000	16,892	16,057	4.9	4.0
2001	17,172	16,249	5.4	4.7
2002	17,376	16,215	6.7	5.8
2003	17,460	16,283	6.7	6.0

SOURCE: State of California, Employment Development Department.

     Current projections forecast moderate growth in calendar year 2004 and faster growth in calendar year 2005. Unemployment is expected to remain above 6% through the period. Personal income is projected to grow 5.6% in 2004 and 5.9% in 2005, which is slower than has been observed in past recoveries.

Recent Developments

     State Economy and Finances. In recent years, the State has experienced a decline in revenues attributable in large part to declines in personal income tax receipts, principally due to reduced stock market-related income tax revenues, such as taxes on capital gains realizations and stock option income. The State estimates that stock market-related personal income tax revenue declined from $17.6 billion in Fiscal Year 2000-01 to $8.6 billion in Fiscal Year 2001-02, and to $5.2 billion in Fiscal Year 2002-03, a total 70% decline. Total personal income tax revenue declined from $44.6 billion to $32.7 billion in the same period. The State's economy continued to grow slowly through the end of 2003, but is projected to grow moderately in 2004.

     On July 31, 2004, the Governor signed the 2004 Budget Act (the "2004 Budget Act") into law. Two measures intended to address the existing cumulative budget deficit and to implement structural reform were both approved at the March 2, 2004 statewide primary election. The California Economic Recovery Bond Act ("Proposition 57") authorizes the issuance of up to $15 billion of economic recovery bonds ("ERBs") to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. The bonds will be issued in lieu of fiscal recovery bonds previously authorized by the California Fiscal Recovery Financing Act. Three first two series of ERBs have been offered, which provided approximately $11.254 billion of net proceeds to the General Fund. The second measure entitled the Balanced Budget Amendment ("Proposition 58") requires the State to adopt and maintain a balanced budget and establish an additional reserve, and restricts future long-term deficit-related borrowing.

State Indebtedness

     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes ("RANs") and revenue anticipation warrants ("RAWs"), when due.

Capital Facilities Financing.

     General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of monies in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

     As of August 1, 2004, the State had outstanding approximately $46 billion aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of approximately $34.5 billion of long-term general obligation bonds, including up to approximately $19.9 billion of general obligation bonds authorized to be issued initially as commercial paper notes, and approximately $14.6 billion of other authorized but unissued general obligation bonds.

     General obligation bond law permits the State to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. The State has issued $5.4 billion of variable rate general obligation bonds, representing 11.7% of the State's total outstanding general obligation bonds as of August 1, 2004. The Legislature has approved approximately $3.75 billion of potential bond authorizations to be placed on the ballot in November 2004, and more proposals affecting State finances or for additional bonds may be added.

     Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issuances, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. The State issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the current bank credit agreement supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. This amount may be increased or decreased in the future. As of August 1, 2004, the finance committees had authorized the issuance of up to approximately $19.9 billion in such notes, of which $725 million was issued and outstanding.

     Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are then marketed to investors. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had approximately $7.28 billion General Fund-supported lease-purchase obligations outstanding as of August 1, 2004. The State Public Works Board, which is authorized to sell lease revenue bonds, had approximately $4.0 billion authorized and unissued as of August 1, 2004. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by State leases.

     Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had approximately $40.2 billion aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 2004.

     Pension Obligation Bonds. Pursuant to the California Pension Restructuring Bond Act of 2004 (the "Restructuring Bond Act") the Pension Obligation Bond Committee (the "Committee") is authorized to issue bonds to fund the State's employer contributions to the California Public Employees' Retirement System ("CalPERS"), in any two future fiscal years. The Restructuring Bond Act limits the cumulative amount of bonds that may be issued to an amount calculated in relation to the anticipated reduction in the State's employer contributions to CalPERS resulting from changes in law, as such anticipated reduction is determined by the Director of Finance. The Restructuring Bond Act provides that debt service on any bonds issued pursuant to the Restructuring Bond Act will be payable from the General Fund.

     The 2004 Budget Act includes reforms to the State's pension benefits, which the State estimates will reduce pension costs by $2.9 billion over the next 20 years. The State anticipates that bonds will be issued pursuant to the Restructuring Bond Act on or before April 1, 2005, and that the proceeds of such bonds will be available to fund the April and June 2005 payments of the State's Fiscal Year 2004-05 employer contribution obligation to CalPERS.

     It is expected that, if the Committee authorizes the issuance of bonds pursuant to the Restructuring Bond Act, it will initiate a validation action seeking court determination that the bonds will not be in violation of the State's Constitutional debt limit. In 2003 the Committee authorized the issuance of pension obligation bonds to fund the State's Fiscal Year 2003-04 employer contribution obligation to CalPERS. The Committee initiated a validation action, but the trial court rendered a decision which did not validate the bonds. The Committee appealed the trial court's decision. However, the Committee's pending appeal was dismissed in June 2004.

     Economic Recovery Bonds. Repayment of the ERBs is secured by a pledge of revenues from a 1/4¢ increase in the State's sales and use tax starting July 1, 2004. Fifty percent of each annual deposit, or up to $5 billion in the aggregate of future deposits in the reserve fund created by Proposition 58 shall be used to repay the ERBs.

     The State has issued ERBs resulting in $11.254 billion of net proceeds to the General Fund in Fiscal Year 2003-04. The State may issue the remainder of authorized ERBs in the current or future fiscal years.

     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 19 of the last 20 fiscal years to partially fund timing differences between revenues and expenditures, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any unapplied revenues in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay certain priority payments in the general areas of education, general obligation debt service, State employee wages and benefits and other specified General Fund reimbursements.

     On June 18, 2003, the State issued $10.97 billion of RAWs, which matured and were paid in full on June 16, 2004. The State also issued $3 billion of RANs on October 28, 2003 (the "2003-04 RANs"), which matured and were paid in full on June 23, 2004. The most recent cash flow projections prepared by the Department of Finance anticipate the issuance of $6 billon of RANs in October 2004, to mature in June 2005.

     Ratings. California has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.

     In July 2003, Standard & Poor's downgraded the State's general obligation credit rating to "BBB." In December 2003, the State's general obligation credit rating was downgraded to "BBB" by Fitch and "Baa1" by Moody's. In May 2004, Moody's upgraded the State's general obligation bond rating to "A3" with a positive outlook. In August 2004, following the adoption of the 2004 Budget Act, Fitch removed the State's general obligation bonds from its negative credit watch. Also in August 2004, Standard & Poor's raised its rating on the State's general obligation bonds to "A" from "BBB" and removed the State's general obligation bonds from its credit watch.

State Funds and Expenditures

     The Budget and Appropriations Process. The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year. Under State law, the annual proposed Governor's budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the proposed budget, the Legislature takes up the proposal. As required by Proposition 58, beginning with Fiscal Year 2004-05, the State must pass an annual balanced budget.

     The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

     Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution. There is litigation pending concerning the validity of such continuing appropriations.

     The General Fund. The monies of the State are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

The Special Fund for Economic Uncertainties. The Special Fund for Economic

Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State to the General Fund as necessary to meet cash needs of the General Fund. The State is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. At the end of each fiscal year, the State is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. In certain circumstances, monies in the SFEU may be used in connection with disaster relief.

     For budgeting and general accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. If General Fund revenue is or will be exhausted, the State may direct the transfer of all or any part of the monies not needed in special funds to the General Fund. All money so transferred must be returned to the special fund from which it was transferred. As of July 31, 2004. $3.17 billion of outstanding loans from the SFEU were used to pay expenditures of the General Fund.

     Unemployment Insurance Fund. In Fiscal Year 2002-03 the State paid $8.161 billion in unemployment benefits from the Unemployment Insurance ("UI") Fund. In Fiscal Year 2003-04 the State expected to pay $7.811 billion in benefits from the UI Fund. The UI Fund (which is not part of the General Fund) is projected to have a $220 million deficit in calendar year 2004, notwithstanding the automatic unemployment insurance tax rate increase that took effect January 1, 2004. The Employment Development Department ("EDD") has received approval for a loan from the Federal government of up to $1.2 billion to provide cash flow relief so that unemployment benefits can continue to be paid. The Federal loan will be repaid from increased UI tax revenue. Interest payments on the loan, if incurred, will be paid by the EDD Contingent Fund and not the General Fund. The Administration and the Legislature will have to determine how to resolve the cash flow imbalance in the UI Fund for the long-term. This issue is expected to be addressed by the Legislature sometime in the future.

     Investment of Funds. Monies on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account (the "PMIA"). As of July 31, 2004, the PMIA held approximately $30.6 billion of State monies and $21.2 billion of monies invested for about 2,734 local governmental entities.

     Pension Trusts. The three principal retirement systems in which the State participates are CalPERS, the California State Teachers' Retirement System ("CalSTRS") and the University of California Retirement System ("UCRS"). The State's contribution to CalPERS and UCRS are actuarially determined each year, while the State's contribution to CalSTRS is established by statute. Due to investment losses and increased retirement benefits, the State contribution to the CalPERS has increased from $156.7 million in Fiscal Year 2000-01 to $2.2 billion in Fiscal Year 2003-04 and is estimated at $2.547 billion in Fiscal Year 2004-05.

     According to CalSTRS, its investment portfolio market value as of July 31, 2004 was $116.2 billion compared to $100.9 billion as of July 31, 2003. CalPERS reported that its investment portfolio market value as of July 31, 2003 was $145 billion, compared to $143.4 billion as of July 31, 2002. Updated portfolio market value figures for CalPERS will not be available until late fall 2004. The excess of actuarial value of assets over actuarial accrued liabilities of CalPERS, CalSTRS and UCRS as of June 30, 2003 was $(11.935) billion, $(23.11) billion and $8.474 billion, respectively.

     Welfare Reform. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "Law") fundamentally reformed the nation's welfare system. The Law included provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (2) deny certain Federal welfare and public benefits to legal non-citizens (amended by subsequent Federal law), allow states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally deny almost all benefits to illegal immigrants; and (3) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Law is operative through September 30, 2004. For the TANF program to continue, the U.S. Congress must pass, and the President must sign, legislation reauthorizing the program. Current reauthorization legislation would significantly increase the work participation rate requirements. One proposal would increase work participation rate requirements from the current statutory rate of 50% to 70% in Fiscal Year 2008. The State would need to make substantial investments in child care and employment services in order to meet the increased work participation rate requirements if this proposal was adopted. Failure to meet these increased requirements could result in significant Federal penalties.

     The California Work Opportunity and Responsibility to Kids ("CalWORKs") replaced the former AFDC and Greater Avenues to Independence programs effective January 1, 1998. Consistent with Federal law, CalWORKs contains time limits on receipt of welfare aid, both lifetime as well as current period. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Caseload under CalWORKs is continuing to flatten after many consecutive years of decline. The revised CalWORKs caseload projections are 474,000 cases in 2003-04 and 473,000 in 2004-05. This represents a major decline in caseload from the rapid growth of the early 1990s, when caseload peaked at 921,000 cases in 1994-95.

     In Fiscal Years 2003-04 and 2004-05, California will continue to meet, but not exceed, the Federally-required $2.7 billion combined State and county maintenance of effort ("MOE") requirement. In an effort to keep program expenditures within the TANF block grant and TANF MOE amounts, the 2004 Budget Act eliminates TANF funding for county juvenile probation services, decreases State funding for tribal TANF programs and delays the 2004-05 CalWORKs cost-of-living adjustment. The 2004 Budget Act includes an augmentation of $191.9 million in Fiscal Years 2004-05 for employment services to enable recipients to leave aid and become self-sufficient, and includes total CalWORKs-related expenditures of $6.9 billion for Fiscal Year 2003-04 and $6.7 billion for Fiscal Year 2004-05, including child care transfer amounts for the Department of Education and the State's general TANF reserve. The 2004 Budget Act also includes a TANF reserve of $171.1 million, which is available for unanticipated needs in any program for which TANF block grant funds are appropriated, including CalWORKs benefits, employment services, county administration, and child care costs.

     Local Governments. The primary units of local government in the State are the counties, ranging in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

     In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax monies, including taking over the principal responsibility for funding K-14 education. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

     The 2004 Budget Act will reduce the vehicle licensing fee (the "VLF") from 2% to 0.65% of the value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

     Under the proposed agreement, for Fiscal Years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive would be reduced by $700 million. In future years, local governments would receive the full value of the VLF revenue that they would have received under current law. Also for these two fiscal years, the proposed agreement would require redevelopment agencies to shift $250 million in property tax revenue they would otherwise receive to schools, and special districts would shift $350 million to schools. As part of the proposed agreement, a Constitutional amendment slated on the November 2004 ballot would protect local governments' property, sales, and VLF revenues in future years. Proposition 65 (as discussed above), has so qualified for the November 2004 ballot.

     In Fiscal Year 2004-05, funding was also provided for various programs, including $100 million for the Citizens' Option for Public Safety program to support local front-line law enforcement, $100 million for county juvenile justice and crime prevention programs, $38.2 million for reimbursement of jail booking fees, $39 million for open space subvention reimbursements to cities and counties, and $60 million in grants to county assessors to increase and enhance property tax assessment activities. In addition, $18.5 million will be provided to 37 specified small and rural county sheriff departments. In subsequent years, the booking fee reimbursement will be eliminated and the fees will be reduced by 50%.

     Vehicle License Fee. A program to offset a portion of the VLF paid by vehicle owners was established in 1998. Beginning January 1, 1999, a permanent offset of 25% of the VLFs became operative. Various pieces of legislation increased the amount of the offset in subsequent years to the existing statutory level of 67.5% . This level of offset was expected to provide tax relief of $3.95 billion in Fiscal Year 2003-04. Beginning in Fiscal Year 2004-05, the 2004 Budget Act will permanently reduced the VLF rate to 0.65% and the offset program be eliminated.

     In June 2003, it was determined that insufficient General Fund monies were available to continue to fund any portion of the VLF offsets. Accordingly, the VLFs paid by taxpayers returned to the pre-1999 level so the State would not be obligated to make any offset payments in Fiscal Year 2003-04. However, the offset suspension was rescinded by Governor

Schwarzenegger on November 17, 2003, and offset payments to local governments resumed. Local governments received backfill payments totaling $3.80 billion in Fiscal Year 2002-03, and payments totaling $2.65 billion were anticipated to be paid to local governments in Fiscal Year 2003-04. The 2004 Budget Act provided for the repayment in August 2006, of approximately

$1.2 billion that was not received by locals during the time period between the suspension of the offsets and the implementation of higher fees.

     Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. This resulted in decreasing the county contribution for court operations by $415 million and allowed cities to retain $68 million in fine and penalty revenue previously remitted to the State. The State's trial court system was expected to receive approximately $1.8 billion in State resources and $475 million in resource form the counties in Fiscal Year 2003-04, and $1.7 billion in State resources and $475 million in resources from the counties in Fiscal Year 2004-05.

     Repayment of Energy Loans. The Department of Water Resources (the "DWR") borrowed $6.1 billion from the General Fund for its power supply program between January and June 2001. DWR has issued approximately $11.25 billion in revenue bonds and used the net proceeds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund of $6.1 billion plus accrued interest of approximately $500 million.

     The loans from the General Fund, banks and commercial lenders financed DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity. The power supply program has become self supporting, and no additional loans from the General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the major investor owned electric utilities ("IOUs") resumed responsibility for obtaining electricity for their customers. The primary source of money to pay debt service on the DWR revenue bonds is revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefore or to make any appropriation for their payment.

     State Appropriations Limit. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds or appropriations from funds that do not derive their proceeds from taxes. There are other various types of appropriations excluded from the Appropriations Limit. For example, appropriations required to comply with mandates of courts or the Federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may be exceeded in cases of emergency.

     The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

     State law requires an estimate of the Appropriations Limit to be included in the Governor's Budget and thereafter to be subject to the budget process and established in the Budget Act. As of the release of the 2004 Budget Act, the State projected the Appropriations Limit to be $13.698 billion and $12.524 billion in Fiscal Years 2003-04 and 2004-05, respectively.

     Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Any amount not funded by local property taxes is funded by the General Fund. Proposition 98 (as modified by

Proposition 111, enacted on June 5, 1990), guarantees K-14 schools a certain variable percentage of General Fund revenues, based on certain factors including cost-of-living adjustments, enrollment, and per capita income and revenue growth. Legislation adopted prior to the end of Fiscal Year 1988-89, implementing Proposition 98, determined the K-14 schools' funding guarantee to be 40.3% of the General Fund tax revenues, based on Fiscal Year 1986-87 appropriations. However, that percentage has been adjusted to approximately 35% to account for a subsequent redirection of local property taxes that directly affected the share of General Fund revenues to schools.

     Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools. The State's emphasis on improving education resources has resulted in the increase of K-12 fiscal year spending per pupil of 6.2% above the 2002-03 level in both Fiscal Years 2003-04 and 2004-05. The 2004 Budget Act also reflects Proposition 98 expenditures of $2.158 billion from 2002-03 to 2003-04, $1.297 billion from 2003-04 to 2004-05 and $1.283 billion from 2004-05 to 2005-06.

     The 2004 Budget Act suspends the Proposition 98 minimum guarantee by $2.004 billion. This amount is added to the existing maintenance factor, for a total estimated maintenance factor of $3.625 billion at the end of Fiscal Year 2004-05. Appropriations for Fiscal Years 2002-03, 2003-04 and 2004-05 are currently estimated to be $486.7 million, $481.1 million and $301.6 million respectively, below the amounts required by Proposition 98 because of increase in State tax revenues above original estimates. Legislation enacted in August 2004 will annually appropriate $150 million, beginning in Fiscal Year 2006-07, to repay any prior year Proposition 98 obligations, including $250.8 million owed from Fiscal Years 1995-96 and 1996-97 Fiscal Years, until these obligations are fully repaid.

     Constraints on the Budgetary Process. Over the years, a number of laws and Constitutional amendments have been enacted that restrict the use of General Fund or special fund revenues, or otherwise limit the Legislature's and Governor's discretion in enacting budgets.

     An initiative statute, called the "After School Education and Safety Program of 2002," was approved by the voters on November 5, 2002, and will require the State to expand funding for before and after school programs in public elementary and middle schools. Beginning with Fiscal Year 2004-05, and in the first year that non-Proposition 98 appropriations exceed the base level by $1.5 billion, the initiative will require the State to appropriate up to $550 million annually. The initiative defines the base level as the fiscal year during the period July 1, 2000 through June 30, 2004, for which the State's non-guaranteed General Fund appropriations are the highest as compared to any other fiscal year during that period. Using July 2004 data, Fiscal Year 2000-01 is the base year. Based upon non-Proposition 98 General Fund appropriations as of July 2004, the initiative is unlikely to require implementation of the funding increase until Fiscal Year 2008-09. The 2004 Budget Act includes about $121.6 million for these programs, $428.4 million below the amount that the initiative would require if the full funding increase were in effect.

     As noted above, Proposition 58 requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result, the State may have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for Fiscal Year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance.

     Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the General Fund. Beginning with Fiscal Year 2006-07, a portion of estimated annual General Fund revenues would be transferred into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

     Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

     Tobacco Litigation. In 1998, the State signed the Master Settlement Agreement (the "MSA") with the four major cigarette manufacturers for payment of approximately $25 billion (subject to adjustment) over 25 years. Under the MSA, half of the money will be paid to the State and half to local governments. Payments continue in perpetuity, but the specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain previously settled states and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

     State statutory law allows the issuance of revenue bonds secured by MSA revenues beginning in Fiscal Year 2003-04. An initial sale producing $2 billion in revenue was completed in January 2003. A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in revenue, was completed in September 2003.

Sources of State Revenue

     The 2004 Budget Act includes the effect of the following tax related proposals on the General Fund: (i) a two-month personal income, corporation, and sales and use tax amnesty program for tax years prior to 2003 (estimated revenues of $333 million); (ii) a two year vehicle, vessel, and aircraft use tax if items are used within one-year, with specified exceptions for vessel and aircraft repair (estimated revenues of $26 million); (iii) Teacher Tax Credit: Two-year suspension of the teacher tax credit (estimated revenues of $210 million); and (iv) suspension of the natural heritage presentation tax credit for Fiscal Year 2004-05 and extension of the sunset date to June 30, 2008 (estimated revenues of $10 million).

     Personal Income Tax. The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0% to 9.3% . Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the Federal AMT. The personal income tax structure is highly progressive. For instance, it is estimated that the top 1% of taxpayers paid 36.7% of the total personal income tax in the 2002 tax year.

     Taxes on capital gains and stock options, which are largely linked to stock market performance, add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 24.7% and as little as 5.6% of General Fund revenues over the last ten years. A proposal to add a 1% surcharge on taxable income over $1 million is slated to be on the November election ballot.

     Sales Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

     Effective July 1, 2004, the breakdown of the base State and local sales tax rate of 7.25% is as follows: 5% is imposed as a General Fund tax; 0.5% is dedicated to local governments for health and welfare program realignment; 0.5% is dedicated to local governments for public safety services; and 1.0% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for the city and county general-purpose use; and 0.25% deposited into the Fiscal Recovery Fund which will be available for annual appropriation by the Legislature to repay the State's ERBs.

     A State Constitutional amendment, which is subject to the approval of the voters in the November 2004 election, would place restrictions on the State from reducing the local sales tax rate. Additionally, "Proposition 65" would reestablish the local sales tax rate at 1.25% upon the payment of the ERBs. Either proposition, if approved by the voters, would restrict the State's ability to reduce or reallocate local sales tax revenues in the future.

Corporation Tax. Corporation tax revenues are derived from the following taxes:

     1. The franchise tax and the corporate income tax are levied at an 8.84% rate on profits. The former is imposed on corporations for the privilege of doing business in California,

while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

     2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2% on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

     3. The AMT is similar to that in Federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65% .

     4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

5. Sub-Chapter S corporations are taxed at 1.5% of profits.

     Taxpayers with net operating losses ("NOLs") are allowed to carry forward NOLs for tax purposes and deduct a portion in subsequent years. State law suspended the use of any carryover NOLs for the 2002 and 2003 tax years, but allowed taxpayers to deduct those losses beginning in the 2004 tax year and extended the expiration date for those losses by two years. The percent of a taxpayer's NOLs that can be carried forward also increased from 65% to 100% beginning January 1, 2004, for NOLs generated after that date. About 85% of NOLs are deducted from corporation taxes with the balance deducted from personal income tax.

     Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other state and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans that are taxed at the lesser rate of 0.5%, surplus lines and nonadmitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

     Other Taxes. Other General Fund major taxes and licenses include: estate, inheritance and gift taxes; cigarette taxes; alcoholic beverage taxes; horse racing license fees and trailer coach license fees.

     The California estate tax is based on the State death tax credit allowed against the Federal estate tax, and is designed to pick up the maximum credit allowed against the Federal estate tax return. The Federal Economic Growth and Tax Reconciliation Act of 2001 phases out the Federal estate tax by 2010. It also reduced the State pick-up tax by 25% in 2002, 50% in 2003, and 75% in 2004 and eliminates it beginning in 2005. These provisions sunset after 2010; at that time, the Federal estate tax will be re-instated along with the State's estate tax, unless future Federal legislation is enacted to make the provisions permanent.

     Special Fund Revenues. The State Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise four categories of income: (i) receipts from tax levies, which are allocated to specified functions such as motor vehicle taxes and fees and certain taxes on tobacco products; (ii) charges for special services to specific functions, including such items as business and professional license fees; (iii) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties); and (iv) motor vehicle related taxes and fees. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and VLFs. During Fiscal Year 2002-03, $7.1 billion was derived from this source, with approximately $3.0 billion being returned to local governments.

     Taxes on Tobacco Products. Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87¢ per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. The State's excise tax proceeds are earmarked for childhood development, education, health, research and other programs.

State Economy and Finances

     Following a severe recession beginning in the early 1990's, the State's financial condition improved markedly during recent fiscal years starting in 1995-96 due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The economy grew strongly between 1994 and 2000 and, as a result, for the five fiscal years from 1995-96 to 1999-00, General Fund tax revenues exceeded budget estimates. These additional funds were largely directed to school spending and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

Financial Results—Fiscal Years 2001-02 and 2002-03.

     2001 Budget Act. The 2001 Budget Act was signed by the previous Governor on July 26, 2001. The spending plan included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The spending plan, however, utilized more than half of the budget surplus as of June 30, 2001, leaving a projected balance in the SFEU at June 30, 2002, of $2.6 billion. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the DWR for power purchases would be repaid with interest.

     The final estimate of Fiscal Year 2001-02 revenues and expenditures, showed an unprecedented drop in revenues compared to the prior year. The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from Fiscal Year 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. This revenue shortfall and the delay of the issuance of the power revenue bonds past June 30, 2002 resulted in a substantial budgetary deficit and cash flow difficulties. The State ended the fiscal year with a $2.1 billion deficit.

     2002 Budget Act. The 2002-03 proposed budget, released on January 10, 2002, projected a budget gap of approximately $12.5 billion due, in part, due to a decline in General Fund revenues to the national economic recession combined with the stock market decline that began in mid-2000. Personal income tax receipts, which include stock option and taxes on capital gains, were particularly affected. The May revision to the 2002-03 proposed budget projected further deterioration in revenues and additional costs of $1.6 billion, increasing the budget gap to $23.6 billion.

     The 2002 Budget Act, signed by the previous Governor on September 5, 2002, addressed the budget gap through a combination of program reductions, loans, fund shifts, accelerations and transfers, and modest tax changes. Within a few months after the 2002 Budget Act was adopted, it became evident that its revenue projections were substantially overstated and that certain program cost savings included in the 2002 Budget Act would not be realized.

     In late November 2002, the previous Governor directed State agencies to take immediate action to reduce any non-critical or non-essential activities. The Legislature passed budget adjustment legislation in March and April 2003, totaling about $10.4 billion in spending reductions, deferrals and funding transfers ($5.1 billion for Fiscal Year 2002-03 and $5.3 billion for Fiscal Year 2003-04). The largest part of the reductions (including a $1.1 billion deferral into Fiscal Year 2003-04) was for K-12 education funding.

     State Budget — Fiscal Year 2003-04. The 2003-04 proposed budget projected revenues from the three largest tax sources to be about $61.7 billion, more than $6 billion lower than projected in the 2002 Budget Act. The 2003-04 proposed budget projected total revenues and transfers of $73.1 billion and $69.2 billion in Fiscal Years 2002-03 and 2003-04, respectively, and projected a $34.6 billion cumulative budget shortfall through June 30, 2004.

     On May 14, 2003, the previous Governor released the May revision to the proposed budget. The May revision reduced the revenue estimate for Fiscal Year 2002-03 to $70.8 billion from the 2003-04 Budget estimate of $73.1 billion, primarily from the loss of $2 billion of revenues due to the delay of the second sale of tobacco securitization bonds. As a result, the May revision estimated the budget gap for Fiscal Years 2002-03 to 2003-04 increased from $34.6 billion to $38.2 billion.

     2003 Budget Act. The 2003 Budget Act was adopted by the Legislature on July 29, 2003, and signed into law by the previous Governor on August 2, 2003. Under the 2003 Budget Act, General Fund revenues were projected to increase 3.3%, from $70.9 billion in Fiscal Year 2002-03 to $73.3 billion in Fiscal Year 2003-04. The revenue projections incorporate a 4% increase in State tax revenues (as projected by the Legislative Analysts Office's (the "LAO")), reflecting a correspondingly moderate growth in the State's economy.

     The June 30, 2004 reserve was projected in the 2003 Budget Act to be just over $2 billion. This projection reflected the elimination of the $10.675 billion accumulated deficit through June 30, 2003 (as estimated in the 2003 Budget Act), through the issuance of the ERBs.

     The 2004-05 proposed budget's projection for Fiscal Year 2003-04, projected $1.274 billion of additional revenues, $3.879 billion of additional expenditures and $205 million additional prior year adjustments as compared to the 2003 Budget Act. After accounting for a $473 million reduction in other reserves, the June 30, 2004 General Fund reserve was projected to be $290 million, down approximately $1.9 billion from the 2003 Budget Act

     On May 13, 2004, the Governor released the May revision to the 2004-05 proposed budget which provided updated revenue and economic forecasts and revised budget proposals, and projected a $1.88 billion reserve as of June 30 2004, representing a $1.597 billion increase compared to previous estimates. The 2004 Budget Act estimated a $2.198 billion reserve as of June 30, 2004, $290 million higher than projected in the May Revision.

     State Budget — Fiscal Year 2004-05. The 2004-05 Governor's Budget, released on January 9, 2004, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $14 billion for Fiscal Year 2004-05, would continue to be incurred. The May Revision released on May 13, 2004, projected a June 30, 2005 General Fund reserve of $998 million, up $363 million from the 2004-05 Governor's Budget projections. The increase in the reserve was the result of a $2.229 billion increase in prior year adjustments, a $245 million increase in revenues (over both Fiscal Years 2003-04 and 2004-05), a $1 billion reduction in the sale of ERBs and a $1.112 billion increase in expenditures (over both Fiscal Years 2003-04 and 2004-05).

     2004 Budget Act. The 2004 Budget Act was adopted by the Legislature on July 29, 2004, and signed by the Governor on July 31, 2004. The 2004 Budget Act largely reflects the proposals contained in the May Revision, including the use of $2 billion of proceeds of the ERBs issued in Fiscal Year 2003-04.

     Under the 2004 Budget Act, General Fund revenues are projected to increase 3.6%, from $74.6 billion in Fiscal Year 2003-04, to $77.3 billion in Fiscal Year 2004-05. The revenue projections assume a continuing rebound in California's economy. Excluding the impact of the ERBs, General Fund expenditures are estimated to increase by 6.7%, from $75.6 billion in Fiscal Year 2003-04, to $80.7 billion in Fiscal Year 2004-05. The June 30, 2005 reserve is projected to be $768 million, compared to an estimated June 30, 2004 reserve of $2.198 billion.

     The 2004 Budget Act largely reflects the budget proposals contained in the May Revision. Revenue increases since the May Revision reflected in the 2004 Budget Act total $542 million. Resources also increased by an additional $341 million in prior year adjustments. In addition, expenditures increased by $1.1 billion since the May Revision. In summary, the 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7%), cost avoidance ($4.4 billion or 31.7%), fund shifts ($1.6 billion or 11.2%), loans or borrowing ($2.1 billion or 15.4%), and transfers and other revenue ($1.8 billion or 13.0%) .

The 2004 Budget Act contains the following major components:

     1. Rebasing Proposition 98 minimum funding guarantee at a level approximately $2 billion less than would otherwise be required for Fiscal Year 2004-05.

     2. A new fee policy for higher education where future undergraduate and graduate level fee increases are tied to increases in per-capita personal income, with flexibility to increase fees by not more than an average of 10% a year over the next three years. Under the fee policy, graduate fees may increase at rates in excess of undergraduate fees until a 50% differential is achieved. In Fiscal Year 2004-05, fees are increased 14% for undergraduates and 20% for graduate students. The 2004 Budget Act includes $750 million in various spending reductions for higher education from otherwise mandated levels.

     3. The 2004 Budget Act does not include any savings attributed to Medi-Cal redesign, but does include $992 million in reductions in various social service programs from otherwise mandated levels.

     4. The 2004 Budget Act eliminates State contributions to CalPERS on behalf of new State employees for the first two years of employment. In addition, the 2004 Budget Act assumes the issuance of $929 million pension obligation bonds to cover a portion of the State's required contributions to CalPERS in Fiscal Year 2004-05. Of this amount, $577 million is reflected as a revenue transfer and $352 million as savings.

     5. The 2004 Budget Act assumes the issuance of $929 million in pension obligation bonds to pay a portion of the pension obligations in Fiscal Year 2004-05. In addition, approximately $2 billion of ERB proceeds will be used to offset Fiscal Year 2004-05 General Fund expenditures. In contrast, in Fiscal Year 2003-04, aggregate borrowings to address current expenses and accumulated deficits are estimated at $11.5 billion, including $2.3 billion of tobacco securitization proceeds and $9.2 billion of economic recovery proceeds (representing approximately $11.254 billion of total bond proceeds, less $2 billion deposited into the Deficit Recovery Fund).

6. The elimination of the VLF offset program beginning in Fiscal Year 2004-05.

     7. The 2004 Budget Act includes $300 million in additional revenues as a result of the renegotiation of tribal gaming compacts and the negotiation of new compacts with tribes that wish to expand gaming activities. The 2004 Budget Act authorizes the State to sell the revenue stream to be received from payments made by certain Indian tribes to secure up to $1.5 billion of securities, the proceeds of which will be used by the State to repay prior transportation loans. Issuance of these securities is contingent upon the failure of certain propositions that have qualified for the November 2004 ballot.

     8. The 2004 Budget Act includes: (i) $1.206 billion in savings for the suspension of the Transportation Investment Fund transfer; (ii) $450 million in savings from deposits of punitive damages awards used to offset General Fund costs in Fiscal Year 2004-05; (iii) $206 million for spending reduction that would result from changes in the correctional system; and (iv) $150 million of additional savings.

     In its May 17, 2004 Report, the LAO projected that the State would end the fiscal year with a modest reserve of $870 million. The LAO also stated that a $6 billion operating shortfall would re-emerge in Fiscal Year 2005-06. Although this shortfall could be substantially offset through accessing carryover reserves and using the remaining Proposition 57 authorization, the State budget would still be modestly out of balance. The LAO further stated that following Fiscal Year 2005-06, the State would again face major budget shortfalls, absent significant corrective actions. The LAO estimated that the Fiscal Year 2006-07 shortfall would approach $8 billion, and that annual operating deficits above $6.5 billion would persist for the forecast period.

     Over three dozen cities have filed a petition for writ of mandate (City of Cerritos et al. v. State Board of Equalization) seeking to prohibit the State Board of Equalization from implementing a 1/4¢ reduction in the amount of sales and use tax that may be collected by local governments. This reduction was approved by the Legislature in 2003 along with Proposition 57 and a 1/4¢ increase in the State sales and use tax to secure the State's ERBs. Neither the petition filed by the cities nor the cities' briefs filed in this matter challenge the authorization for the issuance of the ERBs or the imposition of the temporary 1/4¢ increase in the State sales and use tax. A hearing on the petition was held May 14, 2004, and on June 3, 2004 the court issued an order denying the cities' petition. The cities have appealed the court's decision and the matter is now pending at the appellate level.

Litigation

     The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

     Although the State estimates that there will be an operating deficit in Fiscal Year 2005-06, the State will continue working with the Legislature to address any remaining operating deficit. Savings, which cannot be determined at this time, are anticipated from various budget reform proposals, which will help reduce the operating deficit in fiscal year 2005-06.

Challenge to Discontinuation of VLF Offset and Related Payments to Local

Governments. In June 2003, the previous Administration determined that there were insufficient monies available to be transferred from the General Fund to fund VLF offset payments the State was making to local governments (as described above), and such offsets were discontinued. Correspondingly, the amount of VLFs paid by vehicle owners and mobile home owners increased. Shortly after taking office on November 17, 2003, the new Governor issued an executive order rescinding the previous Governor's action and directing the Department of Motor Vehicles (the "DMV") to reinstate the General Fund offset to the VLF. By subsequent administrative action, the Administration adjusted current year expenditures in order to commence transfers from the General Fund to local government in the amount of the offsets.

     On January 30, 2004, Robert Brooks and David Gautreaux v. Governor Arnold Schwarzenegger was filed in the Los Angeles County Superior Court. Plaintiffs allege that the adjustments of current year expenditures made by the Administration in order to provide for the transfers to local governments violates the State Constitution, and ask the court to enjoin the Director of Finance and the Controller from making offset-related payments to local governments until an appropriation for that purpose is made by the Legislature. This matter is pending in trial court.

     Challenge Seeking Payment to Teacher's Retirement Board. In May 2003, the Legislature statutorily reduced a continuing appropriation to CalSTRS Supplemental Benefit Maintenance Account ("SBMA") for Fiscal Year 2003-04 by $500 million, and provides that in future fiscal years, the $500 million may be returned if needed to make the SBMA actuarially sound. In October 2003, CalSTRS petitioned the California Supreme Court (Teacher's Retirement Board, as Manager of the California State Teachers, Retirement System, et al. v. Steve Peace, Director of California Department of Finance, et al.) to compel the State Controller to transfer funds from the General Fund to the SBMA in an amount equal to the continuing appropriation as it existed prior to the enactment of the legislation. Summary judgment motions were heard on August 20, 2004, and if not granted, trial is currently scheduled to begin on December 17, 2004.

     Actions Seeking Flood-Related Damages. In January 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. State, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the flooding. A trial date has been scheduled for October 24, 2004.

     Paterno v. State of California, is a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs.

The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals of the decision in the sample plaintiffs' action, and upon remand, plaintiffs' inverse condemnation cause of action was re-tried. The trial court ruled that plaintiffs take nothing from defendants. The outcome of this trial controls with regard to the claims of all other plaintiffs. The appellate court reversed the trial court judgment, remanded the case to the trial court with direction to enter judgment in favor of plaintiffs and ordered the State to pay costs on appeal and costs of suit, including reasonable attorney, appraisal and engineering fees actually incurred. On March 17, 2003, the Supreme Court denied the State's petition for review, thus ending the liability phase of the trial. Damages and expenses are being litigated at the trial court level.

     Tax Refund Cases. Six pending cases challenge the Franchise Tax Board's (the "FTB") treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation. In General Motors Corp. v. Franchise Tax Board, the appellate court affirmed the trial court's ruling in favor of the FTB on this issue and General Motors has filed a petition for review of this decision with the California Supreme Court. The Limited Stores, Inc. and Affiliates v. Franchise Tax Board is pending in appellate court; Toys "R" Us, Inc. v. Franchise Tax Board also is pending in appellate court and so is Microsoft Corporation v. Franchise Tax Board. The trial courts in The Limited Stores and Toys "R" Us ruled in favor of the FTB on this issue; in Microsoft Corporation, the trial court ruled against the FTB. Montgomery Ward LLCv . Franchise Tax Board and Colgate Palmolive v. Franchise Tax Board are both pending in trial court. Other taxpayers have raised this same issue in administrative actions. A final decision in favor of any of these plaintiffs could result in tax refunds to similarly situated taxpayers in an amount exceeding $400 million, with a potential future annual revenue loss of $85 million. The State is vigorously litigating this issue.

     In County of Orange v. Orange County Assessment Appeals Board #3, Bezaire, et. al., Real Parties in Interest, Orange County has appealed a trial court judgment that the assessor's office received property taxes from two taxpayers in excess of the Constitutional amounts collectable under Proposition 13. The legal claim in this class action lawsuit focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. On July 21, 2004, the State Supreme Court denied plaintiff's petition for review, bringing the case to a close. However, a similar challenge to which the State is not a party, is pending at the appellate level, and the effect of a final determination that the contested assessment practices are contrary to Proposition 13 could result in an increase in the State General Fund component of the financing guarantee established by Proposition 98 in an amount in excess of several billion dollars.

     Environmental Cleanup Matter. In the Matter of Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California, the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board (the "Board"), which is the State entity potentially responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the Environmental Protection Agency (the "EPA") "Superfund" List, and both remediation costs and costs for natural resource damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the EPA's decision on the interim and final remedies are pending. ARCO has filed several state law claims against the State with the California Victim Compensation and Government Claims Board (an administrative agency with which certain claims must be filed as a prerequisite to litigation seeking damages against the State), but litigation on these claims have been tolled by agreement of the parties until at least October, 2004. It is possible these matters could result in a potential loss to the State in excess of $400 million.

     Energy Matters. In People v. ACN Energy, Inc., et al., the court is considering whether and to what extent compensation is due to market participants who have claimed compensation as a result of certain executive orders issued under the California Emergency Service Act "commandeering" power purchase arrangements held by Pacific Gas & Electric Company ("PG&E") and Southern California Edison ("SCE"), referred to as "block forward contracts." In this action, the State seeks a declaration that it is not liable for damages as a result of these orders, nor for compensation for inverse condemnation, and that any damages suffered by any of the defendants is offset by payments made by the DWR for electricity received under the commandeered block forward contracts. Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by various electric utilities and numerous other market participants have been joined. In an administrative proceeding before the Government Claims Board, which was dismissed on procedural grounds, the California Power Exchange stated claims for "commandeering" the "block forward contracts" in the amount of approximately $1.0 billion.

     In Pacific Gas and Electric Company v. The State of California, PG&E filed a complaint for breach of contract alleging that statutes enacted in 1996 as part of the restructuring of the electric power industry in California (the "Restructure") established a "regulatory contract" between the State and PG&E that authorized PG&E to sell the output of its retained generation facilities in interstate power markets at regulated prices and to sell the facilities themselves, and that by amending the Restructure in 2001, the State deprived PG&E of the right to such sales and thereby breached that "regulatory contract." PG&E's complaint seeks unspecified damages, but in a previous administrative procedure PG&E sought damages of at least $4.3 for similar losses. In January 2002, the court dismissed the lawsuit. The plaintiffs have appealed.

     Escheated Property Claims. In three pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time that the Controller sells property that has escheated to the State: Lusby-Taylor v. Connell, Orfield v. Connell and Suever v. Connell. The plaintiffs seek damages, which certain plaintiffs in the amount of the difference between the amount they were paid for the stock upon its sale, and either the current value of the stock or the highest market value of the stock between the date the stock was sold and the present. All the cases are styled as class actions, though in Lusby-Taylor and Harris, that issue was not determined prior to the trial court decisions that are being appealed. If one or more of these cases are successful as a class action and the class ultimately prevails on the merits, damages for the class could be in excess of $500 million. The State has prevailed at the trial court in Suever and Lusby-Taylor and at both the trial court. Orfield is being litigated in the trial court.

     In three pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Morris v. Westly; Trust Realty Partners v. Westly; and Browne v. Westly. The Browne and Trust Realty lawsuits focus on the State's elimination of interest payments on unclaimed property claims, and the Morris lawsuit challenges both the elimination of interest and whether the State's custodial use of escheated funds entitles the claimant to constructive interest. The Morris case seeks a class action determination, and identifies a purported class that could be interpreted to include all persons or entities whose property has been taken into custody by the State. On behalf of the articulated class, the plaintiff in Morris seeks a declaration that failure to pay interest is an unconstitutional taking and, among other things, an injunction restraining the State Controller from pursuing the practices complained of in the complaint. The Browne and Trust Realty Partners cases are not styled as class actions suits, but in addition to seeking general and special damages in a sum according to proof at trial, each case seeks a common fund recovery and an injunction restraining the Controller from engaging in the acts alleged in their respective complaints. If the Morris case ultimately prevails as a class action, or the injunctions prayed for in either of the Browne or Trust Realty Partners cases are issued and upheld, in any case to require the State Controller to pay interest on escheated property as the plaintiffs allege is required by law, costs to the State could be in excess of $500 million.

     Action Seeking Damages for Alleged Violations of Privacy Rights. In Gail Marie Harrington-Wisely, et al. v. State of California, et al., a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband. If this action is certified as a class action, and a court were to award damages pursuant to its statutory authority for every use of the body-imaging machine, damages could be as high as $3 billion.

     Actions Seeking Program Modification. In the following cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $400 million. Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

     In Williams, et al., v. State of California, et al., a class action for declaratory and injunctive relief brought by public school students against the State, the Board of Education, and Department of Education and the Superintendent of Public Instruction, the class alleges inadequacies in the public education system and seeks a variety of programming changes. A conditional settlement has been reached, which provides proposed legislation which would fund a program to authorize school districts to spend up to $800 million over a period of years for repairs of school facilities at the lowest performing schools; $138.7 million for new instructional materials for students attending certain low performing schools; and $50 million to conduct an assessment of facilities conditions, supplement county school superintendents' capacity to oversee low performing schools and to fund emergency repairs in low performing schools. The legislation also establishes requirements regarding the use of these funds and a variety of other provisions pertaining to education in California. Pursuant to the settlement agreement, the plaintiffs are required to notify the State on or before October 15, 2004, whether the plaintiffs agree that legislation has been adopted as of that date which substantially conforms to the terms of the settlement agreement. The parties have agreed to engage in consultation if substantially conforming legislation has not been adopted as of that date.

     In Natural Resources Defense Council et al. v. California Department of Transportation et al., plaintiffs obtained an injunction requiring the Department of Transportation (the "DOT") to comply with National Pollution Discharge Elimination System requirements under the Federal Clean Water Act in connection with storm water discharges from State highways and construction sites in the area that includes Los Angeles and Ventura Counties. There is an established dispute resolution procedure intended to resolve disputes without a return to Federal court. Subsequent modifications of the injunction have provided for, among other things, studies of pilot projects to address control of the sources of storm water pollution and the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There has been no agreement regarding what measures arising out of these studies will be implemented. Plaintiff's position is that the DOT should be required to retrofit its facilities with devices to treat storm water regardless of whether any construction is planned in any given area. For planning purposes, the DOT is including an additional 3% in the cost of all construction and maintenance projects to pay for compliance measures. This 3% increase amounts to $500 million through Fiscal Year 2006-07. While the impact of a judgment of the scope sought by the plaintiffs is difficult to determine, it is possible that a judgment that would require the State to retrofit all its highway facilities throughout the State could cost billions of dollars.

     The following cases seek reforms to State programs for the treatment of institutionalized disabled persons. Some rough estimates suggest the financial impact of a judgment against the State in any of these cases could be as high as $1 billion per year in programming costs going forward.

     In Stephen Sanchez, et al. v. Grantland Johnson, et al., the plaintiffs have appealed a decision dismissing a class action seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act (the "ADA") and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act because they result in unnecessary institutionalization of developmentally disabled persons.

     In Capitol People First v. Department of Developmental Services, a consortium of state and national law firms and public-interest groups brought suit against the Department of Finance, California Department of Developmental Services and California Department of Health Services. The suit alleges that defendants are violating the Lanterman Act, the ADA, and the Rehabilitation Act by needlessly isolating thousands of people with developmental disabilities in large facilities. The case seeks sweeping reforms, including requiring the State to offer a full range of community-based services.

     Action for Damages for Alleged Destruction of Indian Burial Sites. On January 16, 2004, John Tommy Rosas v. United States of America, et seq. was filed in Federal district court. In his complaint, plaintiff, in his individual capacity and as a vice-chairman of the Gabrielino/Tongva Indians of California Tribal Counsel, alleges violation of numerous Federal and State statutes, and provisions of the U.S. and State Constitutions, by a variety of Federal agencies, corporations, individuals and four State entities. The factual allegations pertain to an agreement among various defendants allegedly permitting the development of areas identified by plaintiff as sacred sites and Indian burial areas. Plaintiff seeks damages in the amount of $525 million. Plaintiff has not properly served the State agencies as defendant. In February 2004, the corporate defendants filed a notice to dismiss, which is pending before the court.

     Local Government Mandate Claims and Actions. In a test claim filed by the County of San Bernardino, now pending before the Commission on State Mandates (the "Commission"), the Commission is being asked to determine the costs incurred by the county to provide state-mandated care of medically indigent adults ("MIAs"). The amount demanded in the claim for unreimbursed costs for Fiscal Year 2000-2001 is just over $9.2 million. The test claim poses a potential for a negative impact on the General Fund in the amount of the unreimbursed costs for all similarly situated county claimants for a period of years, as determined by the Commission. Certain estimates of the annual cost of the services rendered by all counties to MIAs exceed $4 billion. How much of that will be determined to be "unreimbursed" to the counties by the State is unknown.

     In recent years, the counties have received approximately $1 billion annually in VLF revenue and $410 million annually in sales tax revenue to fund various public health programs, which include the programs that provide services to MIAs. The State law that authorized the transfer of the e portion of this revenue to the counties and the authority to transfer the revenue to the counties were automatically repealed as a result of a provision of State law, which was triggered as a result of a separate final appellate court decision that awarded the County of San Diego unreimbursed costs for medical services rendered to MIAs. Various regulatory and statutory steps have been and are being taken to address this reduction in revenues.

     Six lawsuits are pending that challenge the State's practice in recent years of deferring payments to local governments for certain state-mandated services and programs by making a budgetary appropriation of $1,000 for each program, to be divided among all 58 counties. Four lawsuits were consolidated in the Sacramento County Superior Court (County of San Diego v. State of California, et al; County of Orange v. State of California, et al.; Sacramento County v. State of California, et a.; and County of Contra Costa v. State of California,et al. ). In this consolidated case, the trial court ruled that a single $1,000 appropriation for the costs of a program to provide mental health services to disabled students did not constitute full reimbursement of the mandated costs of that program, as required by the State Constitution and that the plaintiff counties were relieved of the obligation to provide the mandated mental health services absent adequate good faith reimbursement from the State. The Administration has not yet determined whether to appeal this judgment. Two additional lawsuits alleging that the State's practice violates the State Constitution were consolidated in San Diego County Superior Court

(County of San Diego v. State of California, et al. and County of Orange v. State of California, et al.) These plaintiff counties are seeking full payment for the unreimbursed costs of implementing a variety of programs over the last few years. A hearing on the counties' motion for judgment on the pleadings is scheduled for October 15, 2004. The County of San Diego has alleged unreimbursed costs in excess of $40 million through Fiscal Year 2004-05 for a variety of programs. The County of Orange has alleged in excess of $116 million for unreimbursed state-mandated costs. The effects of a final determination by an appellate court that the contested appropriation practices are unconstitutional or that the State is required to appropriate an amount equal to the amount of the mandated costs, if applied to each of California's 58 counties, could result in costs in excess of $1.5 billion for existing unreimbursed mandates.

RISK FACTORS - INVESTING IN MASSACHUSETTS MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Massachusetts (the "Commonwealth") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.

General Information

     Massachusetts is a densely populated state with a well-educated population, comparatively high-income levels, low rates of unemployment, and a relatively diversified economy. While the total population of Massachusetts has remained fairly stable in the last twenty years, significant changes have occurred in the age distribution of the population. Dramatic growth in residents between the ages of 20 and 44 since 1980 is expected to lead to a population distributed more heavily in the 65 and over age group in 2015 and 2025.

Massachusetts also has a comparatively large percentage of its residents living in metropolitan areas. According to the 2000 census, the population density of Massachusetts is 809.8 persons per square mile, as compared to 79.6 for the United States as a whole, ranking third among the states in percentage of residents living in metropolitan areas: 96.1% of Massachusetts residents live in metropolitan areas, compared with a national average of 80.3% . The State's population is concentrated in its eastern portion. The City of Boston is the largest city in New England, with a 2000 population of 589,141.

     Since 1970, real and nominal per capital income levels have been consistently higher in Massachusetts than in the United States. After growing at an annual rate higher than that for the United States between 1982 and 1988, real income levels in Massachusetts declined between 1989 and 1991. In 2000 Massachusetts had its highest per capita income growth in 16 years, exceeding the national growth rate by 1.6% . Massachusetts had the third highest level of per capita personal income in the United States in 2002.

     The Massachusetts services sector, with 36.9% of the non-agricultural work force in December 2002, is the largest employment sector in the Massachusetts economy, followed by wholesale and retail trade (22.4%), government (13.2%) and manufacturing (12.0%) . Between 1988 and 1992, total employment in Massachusetts declined 10.7% . The construction, manufacturing and trade sectors experienced the greatest decreases during this time, with more modest declines taking place in the government and finance, insurance and real estate ("FIRE") sectors. Total non-agricultural employment in Massachusetts declined at a rate of 2.4% in 2002 and another 1.9% in 2003. In the first five months of 2004, manufacturing employment declined 2.8% from the same period in 2003, a much smaller decline than similar declines in the previous three years (5.0%, 10.3% and 6.2% in the same time periods for 2001, 2002 and 2003 respectively).

     The unemployment rate in Massachusetts has been consistently below that of the United States in 2002-03. Unemployment levels in the United States as a whole and in the New England region have shown similar patterns in the same time period. The unemployment rate in Massachusetts dropped from 5.8% to 5.2% between May 2003 and May 2004, while the United States unemployment rate dropped from 6.1% to 5.6% over those same months.

Commonwealth Finances

     Cash Flow-Fiscal Year 2004. On May 27, 2004, the Commonwealth released the most recent cash flow projections for Fiscal Year 2004. This projection was based on the Fiscal Year 2004 budget, including the value of all vetoes and subsequent overrides and supplemental appropriations made or filed prior to May 10, 2004. It reflects authorized transfers between budgeted funds and certain reserve funds as provided for in the Fiscal Year 2004 budget and in subsequent legislation. The cash flow projection incorporated a tax revenue estimate for Fiscal Year 2004 of $15.230 billion, including sales tax revenues dedicated to the Massachusetts Bay Transportation Authority (the "MBTA").

     The Commonwealth's cash flow projection had a July 1, 2003 starting balance of $2.065 billion and projected a June 30, 2004, ending balance of $2.879 billion. These figures did not include balances in the Stabilization Fund or certain other off-budget reserve funds, but did include monies sequestered to pay for capital projects totaling $940.8 million and $746.3 million, respectively. Excluding these sequestered capital funds, the Commonwealth's operating cash balance opened the year at $1.124 billion, and was projected to end the year at $2.133 billion, an increase of approximately $1.009 billion. The actual ending balance on June 30, 2004 was $2.977 billion, including $864 million of monies sequestered for capital projects. Excluding the sequestered funds, the Commonwealth's operating cash balance ended the year at $2.113 billion, an increase of approximately $989 million.

     The cash flow projection incorporated the periodic use of commercial paper borrowing by the Commonwealth to meet cash flow needs. In particular, the Commonwealth made local aid payments of approximately $1 billion to its cities and towns at the end of each calendar quarter, which often results in short-term cash flow borrowings. In September 2003, the Commonwealth issued $150 million of revenue anticipation notes, which were repaid in November 2003. In December 2003, the Commonwealth issued $450 million of revenue anticipation notes, which were repaid in January and February 2004.

     The cash flow projection included an estimated $2.283 billion in long-term borrowing for capital projects. This included $694 million of special obligation bonds to finance the Boston, Springfield and Worcester convention center projects. The remaining $1.589 billion in general obligation borrowing included the funding of capital expenditures from the prior fiscal year, and $1.373 billion related to the Commonwealth's current year capital spending plan. Some $1.945 billion of general capital expenditures was financed through the issuance of bonds during Fiscal Year 2004, including $694 million of special obligation bonds that were used to finance convention center projects. Additional bond issuance was expected in the amount of approximately $300 million for August 2004.

     The cash flow projection also included a projection for Fiscal Year 2005, which was based on the Governor's budget proposal for Fiscal Year 2005. The projection showed a July 1, 2004 starting balance of $2.879 billion and a June 30, 2005 ending balance of $1.712 billion, a decrease of approximately $1.167 billion. Excluding segregated capital funds, the Fiscal Year 2005 beginning balance is projected to be $2.133 billion and the Fiscal Year 2005 ending balance is projected to be $1.424 billion. The current cash flow projection for Fiscal Year 2005 also projects cash flow borrowings under the Commonwealth's commercial paper program of $500 million in December 2004, consistent with the pattern of borrowing that began in Fiscal Year 2002 to meet local aid payments. The Commonwealth's next cash flow projection was expected in September 2004.

     Fiscal Year 2003 Budget. On July 19, 2002, the Legislature passed legislation that the Department of Revenue estimated would increase Commonwealth tax revenues in Fiscal Year 2003 by approximately $1.241 billion (compared to then-current law) through increases in the cigarette tax, the tax on capital gains, elimination of the personal income tax charitable deduction, decreases in personal income tax exemptions and a delay in the implementation of the scheduled reduction of the tax rate on most non-capital gains income from 5.3% in tax year 2002 to 5.0% in tax year 2003.

     On July 19, 2002, the Fiscal Year 2003 budget also passed. The Fiscal Year 2003 budget was based on a tax revenue estimate of $15.393 billion including the tax increases and a tax amnesty program. The budget appropriated 100% of the Fiscal Year 2003 annual tobacco settlement payment, which is estimated by the Executive Office for Administration and Finance (the "EOAF") to be approximately $295.7 million, as well as $550 million from the Stabilization Fund, $75 million from the Caseload Migration Fund, $32 million from the Ratepayer Parity Trust and $20 million from the Clean Elections Fund. The Fiscal Year 2003 budget, including veto overrides, directly appropriated $22.682 billion, not including approximately $282 million in Medicaid related health care spending that was moved off-budget. The Fiscal Year 2003 budget eliminated Medicaid eligibility for approximately 50,000 long-term unemployed adults on April 1, 2003. This change resulted in a spending reduction of approximately $52 million. The Division of Medical Assistance (the "DMA"), however, estimated that the shift of this population from MassHealth to emergency health services could result in increased costs to the "free care pool" of approximately $30 million in Fiscal Year 2003 and approximately $140 million on an annualized basis.

     On October 17, 2002, the Commonwealth reduced the official Fiscal Year 2003 tax revenue estimate to $15.145 billion. In response to the lower tax revenue estimate, the Acting Governor reduced allotments to certain budgetary accounts in the amount of approximately $99.1 million to partially address the anticipated revenue shortfall. On December 9, 2002, the Acting Governor again reduced allotments in the amount of approximately $60.7 million to partially address an additional anticipated revenue shortfall.

     In January 2003, the new Governor began projecting a budget shortfall in Fiscal Year 2003 of approximately $650 million, which was comprised of lower than anticipated tax revenues in the amount of approximately $497 million.

     On January 30, 2003, the Governor announced $343.6 million in allotment reductions and other savings initiatives. Local government aid and lottery distributions to cities and towns were reduced by $114.4 million as part of the reduction package. Other spending cuts were made to Medicaid in the amount of approximately $75.2 million, education programs by approximately $25 million, higher education and state colleges in the amount of approximately $15.9 million, transitional assistance in the amount of approximately $12 million, housing in the amount of approximately $10 million, a prescription drug program for seniors in the amount of $10 million, other health and human services in the amount of approximately $46 million and all other areas in the amount of approximately $35.1 million.

     On February 3, 2003, the EOAF reduced the October 2003 tax revenue estimate to $14.648 million, including revenue collected from the Fiscal Year 2003 tax amnesty program. The reduction to the Fiscal Year 2003 tax revenue estimate was composed of a $177 million reduction in withholding collections, a $150 million reduction in estimated capital gains tax revenues, a $135 million reduction in other income taxes, and a $65 million reduction in sales tax revenues, offset in part by smaller increases in other tax revenue sources.

     On March 5, 2003, legislation was signed by the Governor to increase filing fees at the Registries of Deeds and to levy a separate surcharge on all Registry of Deeds filings, which is estimated to result in additional revenue of approximately $40.6 million for Fiscal Year 2003 and approximately $136.2 million for Fiscal Year 2004. The separate surcharge on filings was deposited in the Registers Technological Fund and did not benefit the General Fund. Pursuant to the legislation, transfers in the amounts of $12 million from the Workforce Training Fund, the balance of the Clean Elections Judgment Fund, $6.5 million from the Caseload Increase Mitigation Fund, $17 million from the Renewable Energy Trust Fund and $6.5 million from the Health Protection Fund were made to the General Fund.

     The EOAF projected a statutory budget surplus of approximately $160.5 million in Fiscal Year 2003. The estimated year-end surplus was deposited in the Stabilization Fund and was primarily the result of higher than estimated tax revenue partially derived from the closing of various so-called tax "loopholes." This projection was based upon the assumption that $122 million in Fiscal Year 2003 appropriations will remain unspent. The estimate also took into account all outstanding supplemental budget appropriations filed by the Governor to address deficiencies in certain appropriations or to authorize unexpended Fiscal Year 2003 appropriations to carry forward into Fiscal Year 2004. Fiscal Year 2003 budgets utilized Stabilization Fund monies, one-time tax revenues, $57.7 million in Federal Medicaid Assistance Percentage ("FMAP") reimbursements and other non-recurring revenue sources totaling approximately $1.178 billion to offset a structural deficit in the General Fund, the Highway Fund and other operating budget funds (collectively, the "Budgeted Operating Funds").

     On June 30, 2003, the Commonwealth ended the fiscal year with a consolidated net surplus of approximately $150.9 million. Of this amount, the statutory surplus of $75.7 million was transferred to the Stabilization Fund and $75.2 million was carried forward into Fiscal Year 2004. At the same time, $40.8 million from the elimination of various Budgeted Operating Funds also was transferred to the Stabilization Fund. These transfers resulted in a $641.3 million ending balance of the Stabilization Fund. Finally, the negative $1.802 billion fund balance of the Local Aid Fund was transferred to the General Fund's fund balance as a result of the repeal of the Local Aid Fund.

     Fiscal Year 2004 Budget. On June 20, 2003, the Legislature passed the Fiscal Year 2004 budget, which was based on a tax revenue estimate of $14.808 billion, comprised of the consensus tax revenue estimate of $14.678 billion, plus $174 million in additional revenues attributable to legislation closing various so-called tax loopholes. This figure also reflects an adjustment of $44.1 million in revenues dedicated to the Convention Center Trust Fund, which were transferred from a Budgeted Operating Fund to a non-budgeted operating fund. The tax revenue figure includes $684.3 million in sales tax revenues dedicated to the MBTA. The Fiscal Year 2004 budget relied on non-recurring revenues and one-time savings initiatives projected to total approximately $347 million to achieve a balanced budget on a statutory basis, as required under state finance law. The one-time revenue sources and savings initiatives included $100 million from the Federal Jobs and Growth Tax Relief Reconciliation Act of 2003, of which $55 million is to be transferred to the uncompensated care pool and $45.0 million is to be deposited in the General Fund; $62 million from the repeal of the Teacher, Principal and Superintendent Endowment Fund; $145 million in savings from an asset transfer in lieu of cash payment for pension liabilities and $40 million from the sale of surplus state property.

     The Fiscal Year 2004 budget budgeted $22.332 billion for programs and services. After review of the budget, the Administration concluded that the spending plan over-estimated non-tax revenue by approximately $200 million, and announced that the proposed budget was deficient in that amount. On June 30, 2003, the Governor vetoed approximately $201 million in spending and signed into law the Fiscal Year 2004 budget. The Legislature subsequently overrode approximately $158.4 million of the Governor's vetoes. The final budget, including veto overrides, budgeted $5.921 billion for Medicaid, $3.9 billion for education, $1.598 billion for debt service and $10.870 billion for all other programs and services. The total budgeted amount is approximately $22.289 billion, or .05% less than estimated total spending in Fiscal Year 2003. This figure is adjusted to reflect a transfer of funds off-budget to the

Commonwealth's pension obligation in the amount of $687.3 million, but does not reflect the transfer of the Hynes Convention Center and Boston Common parking garage in lieu of partial payment valued at approximately $145 million. The $22.289 billion figure also does not include $54 million in Fiscal Year 2003 appropriations that were not expended in Fiscal Year 2003, and were continued in Fiscal Year 2004. The Fiscal Year 2004 budget total does not account for approximately $493 million in off-budget Medicaid related expenses that are funded through nursing home assessments and Federal reimbursements.

     The Administration planned to draw down a total of approximately $271 million in Federal dollars available from the Jobs and Growth Tax Relief Reconciliation Act of 2003 in Fiscal Year 2004, which amount includes the $100 million budgeted in the Fiscal Year 2004 budget.

     On November 19, 2003, the Legislature passed a law to eliminate the projected Unemployment Insurance Fund deficit. The law requires uniform secondary adjustment payments to be added to every employer's contribution rate under the Commonwealth's Unemployment Compensation Fund if it appears the initial local and Federal payments will be insufficient to fund expenditures. The law went into effect on January 1, 2004, but the Commonwealth has incurred $162.8 million in liability from the Federal government in January and February of this year and will incur approximately $263 million in borrowings through May 2004, all of which should be repaid by September 2004.

     On November 21, 2003, the Governor signed a new law establishing a new budgeted operating fund called the Federal Medicaid Assistance Percentage Escrow Fund ("FMAP Escrow Fund"). All revenue received from the Federal Jobs Growth Reconciliation Act of 2003 in Fiscal Year years 2004-05, unless otherwise designated for a specific purpose, will be deposited into the FMAP Escrow Fund. Current estimates project that after the transfer of $55 million to the Uncompensated Care Trust and $33.4 million to the newly created Economic Stimulus Fund, $346.2 million will be deposited into the FMAP Escrow Fund in Fiscal Year 2004, which will exhaust the total amount available to the Commonwealth and, thus, would result in no additional money being deposited into the FMAP Escrow Fund in Fiscal Year 2005. The FMAP Escrow Fund expires at the close of Fiscal Year 2005, at which time any unexpended balance will be transferred to the Stabilization Fund.

     On November 26, 2003, the Governor signed into law supplemental appropriations totaling approximately $81.1 million and vetoed approximately $30.1 million in proposed spending. The Governor also signed a new law creating an Economic Stimulus Trust Fund, directing the Commonwealth to transfer $33.6 million from the Health Care Security Trust Fund, $33.6 million from the Stabilization Fund, and $33.6 million from any monies received from the

Federal Jobs and Growth Reconciliation Act of 2003. The legislation also creates several new tax incentives for Massachusetts businesses and establishes a one-day sales tax holiday in August 2004. The Governor approved $49.5 million in programs designed to promote economic growth, and $20.8 million from the Workforce Training Fund for workforce training grants; however, the Governor vetoed $50.5 million in proposed spending, $44 million of which has been overridden by the Legislature.

     In February 2004, the Governor filed a bill recommending $133.1 million in supplemental appropriations. The bill included $46.6 million for snow and ice removal costs, $21.5 million for the underground storage tank reimbursement program, $16 million for private counsel compensation and other indigent-related court costs, $10.9 million for the workforce training fund grant program, and a total of $26 million for other ongoing obligations. The bill also included $7.9 million for costs that will be offset by corresponding revenues and $4.7 million for new programs.

     In March 2004, the Governor signed into law an appropriations bill authorizing $52.2 million in supplemental appropriations, all but $3.1 million of which had been included in the supplemental appropriations bill filed by the Governor in February 2004. The $52.2 million bill included $35 million for snow and ice removal costs, a total of $8.2 million for the Department of Transitional Assistance for public assistance payments, $5.7 million for public safety costs associated with homeland security and $3.2 million for the Department of Veterans' Services for veterans' benefits disbursements to cities and towns.

     In April 2004, the Governor signed into law $64.1 million in supplemental appropriations, all but $232,000 of which had been included in February 2004 supplemental appropriations bill. Finally, in June 2004, the Governor filed a bill recommending $457.2 million in supplemental appropriations. The bill included $103.2 million in funding to address current year deficiencies and to make funds in several accounts available for expenditure in Fiscal Year 2005.

     Fiscal Year 2005 Budget. On January 14, 2004 the consensus Fiscal Year 2005 Commonwealth tax estimate of $15.801 billion was released, of which $684.3 million was dedicated to the MBTA and $1.217 billion was dedicated to the Commonwealth's annual pension obligation. The estimate was based upon a revised consensus tax estimate for Fiscal Year 2004 of $15.23 billion and assumes 3.75% baseline growth for Fiscal Year 2005.

     One June 25, 2004, the Governor signed into law the Fiscal Year 2005 Budget (the "2005 Budget"), and also vetoed $108.5 million in spending, which reduced the value of the appropriations to $22.402 billion. The Legislature has subsequently overridden $95.5 million of the Governor's vetoes, bringing the total 2005 Budget to $22.498 billion. The 2005 Budget, including overrides, budgeted $6.494 for Medicaid, $3.611 billion for education excluding school building assistance, $1.741 billion for debt service and $10.652 billion for all other programs and services. In addition to the spending appropriated in the 2005 Budget, the Commonwealth has significant "off budget" expenditures in the amounts of $1.234 billion for Fiscal Year 2005 pension obligations and $395.7 million for the Commonwealth's school building assistance program. Fiscal Year 2005 spending, adjusted to include these "off-budget" expenditures in addition to the amount appropriated in the 2005 Budget, increases by 7.4% over Fiscal Year 2004 estimated spending.

     The 2005 Budget is based upon a gross tax estimate of $15.968 billion, comprised of the consensus Fiscal Year 2005 Commonwealth tax estimate of $15.801 billion, plus an additional $89 million generated from the closing of various tax loopholes, $65.5 million from enhanced tax audits, and $12.7 million from the taxation of lottery prize assignment. The gross tax figure includes $1.217 billion dedicated to the Commonwealth Fiscal Year 2005 pension obligation and $704.8 million in sales tax revenues dedicated to the MBTA. In order to comply with the Commonwealth's statutory balanced budget requirement, the 2005 Budget also appropriates $340 million from the Stabilization Fund and $270 million from the FMAP Escrow Fund. The legislation contains a provision to reduce the amount appropriated from the Stabilization Fund should tax revenues, by the third quarter of the fiscal year, exceed benchmarks set by the January 14, 2004 consensus tax estimate.

     On August 10, 2004, the Governor signed legislation closing various so-called tax loopholes. Although the 2005 Budget assumes $89 million in additional tax revenue would be generated from the closing of such loopholes, further analysis of the proposed legislation by the Department of Revenue estimates that $79 million in additional tax revenue will be generated in Fiscal Year 2005 by the law. Since the enactment of the 2005 Budget, the Governor also has signed into law significant changes to restructure the Commonwealth's transportation departments and agencies and to finance and implement a new school building assistance program. The Governor also signed a transportation bond bill authorizing $2.502 billion and a courts and housing bond bill totaling $520 million.

Revenues

     In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the Federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds, which are deposited in the Budgeted Operating Funds. In Fiscal Year 2003, on a statutory basis approximately 64.2% of the Commonwealth's annual budgeted revenues were derived from state taxes. In addition, the Federal government provided approximately 20.6% of such revenues, with the remaining 15.2% provided from departmental revenues and transfers from non-budgeted funds.

     Commonwealth Taxes. During Fiscal Year 1999 through Fiscal Year 2002, legislation was implemented that had the net effect of reducing revenues by decreasing income tax rates or increasing or establishing various deductions and credits. In addition, several administrative changes were implemented that reduced revenues. During Fiscal Year 2003, legislation was implemented that reversed or delayed some of the previous tax reductions, and implemented increases in other taxes. The incremental net effect of these tax law and administrative changes (relative to the immediately preceding fiscal year) is estimated to have been a reduction of approximately $1 billion of Fiscal Year 1999 revenues, $180 million of Fiscal Year 2000 revenues, $790 million of Fiscal Year 2001 revenues and $700 million of Fiscal Year 2002 revenues. In Fiscal Year 2003, tax law changes were estimated to have increased revenue collection by a net amount of approximately $900 million. The Department of Revenue estimates that in Fiscal Year 2004, the impact of tax law and administrative changes will be to reduce tax collections by approximately $180 million compared to Fiscal Year 2003.

     Legislation enacted as part of the Fiscal Year 2003 budget authorized the Department of Revenue to create an amnesty program for all types of taxes (excluding those paid under the International Fuel Tax Agreement), which initially ran through November 30, 2002. Later legislation extended the period from January 2, 2003 through February 28, 2003. Successful participants in this program had penalties waived. A gross amount of approximately $174 million was raised through the amnesty program.

     August 2003 tax revenue collections totaled $1.09 billion, of which $53.4 million was sales tax revenue dedicated to the MBTA. Preliminary results indicate that September 2003 tax collection totaled approximately $1.637 billion, of which approximately $60 million was sales tax revenue dedicated to the MBTA. For the first three months of Fiscal Year 2004, ending September 30, 2003, tax revenues totaled $3.794 billion (including $171 million dedicated to the MBTA). This total exceeded total tax revenues for the same period of the preceding fiscal year by approximately $159 million, or 4.4%, and exceeded the February 5, 2003 forecast for such period by approximately $129 million, or 3.5% .. The increases are attributable principally to increases in business tax revenues, which appear to reflect the closing of certain tax loopholes and increased business taxable earnings.

     Legislation enacted as part of the Fiscal Year 2004 budget affected the calculation of interest on refunds for a wide array of tax types. Under these provisions, changes were made to the interest rate, substantiation requirements and dates from which interest is calculated. It was estimated that upon full implementation these changes will result in approximately $30 million in lower interest payments on tax refunds in Fiscal Year 2004.

     Tax revenue collections for Fiscal Year 2004, totaled $15.954 billion, an increase of $989.6 million (6.6%) over Fiscal Year 2003. This increase is attributable in large part to an increase of approximately $262.6 million (28.9%) in income tax payments with returns and bills, an increase of approximately $276.7 million (3.9%) in personal income tax withholdings, an increase of approximately $182.7 million (15.2%) in income tax cash estimated payments and an increase of approximately $145.9 million (9.5%) in corporate and business tax collections, which appears to reflect the closing of certain tax loopholes as well as increased business taxable earnings.

     Fiscal Year 2004 tax revenue exceeded prior estimates by approximately $732.6 million. Current estimates project that the Commonwealth will have closed Fiscal Year 2004 with a consolidated net surplus which will be deposited into the Stabilization Fund. The size of this surplus depends greatly on the amount of unexpected Fiscal Year 2004 appropriations, estimated at $250 million, and any future supplemental appropriations enacted by the Legislature.

     Tax revenue collections for the first month of Fiscal Year 2005, totaled $1.127 billion, an increase of $60.3 million (5.7%) over the first month of Fiscal Year 2004. The year-to-date tax revenue increase of $60.3 million is attributable in large part to an increase of approximately $26.2 million (4.7%) in personal income tax withholdings, an increase of approximately $20.5 million (117%) in income tax cash estimated payments, and a decrease of approximately $5.7 million (20.7%) in corporate and business tax collections.

     Income Tax. The Commonwealth assesses personal income taxes at flat rates, according to classes of income after specified deductions and exemptions. A rate of 5.3% has been applied to most types of income since January 1, 2002. The tax rate on gains from the sale of capital assets held for one year or less and from the sale of collectibles is 12%, and the tax rates on gains from the sale of capital assets owned more than one year is 5.3% . Interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt from taxation.

     Sales and Use Tax. The Commonwealth imposes a 5% sales tax on retail sales of certain tangible properties (including retail sales of meals) transacted in the Commonwealth and a corresponding 5% use tax on the storage, use or other consumption of like tangible properties brought into the Commonwealth. However, food, clothing, prescribed medicine, materials and produce used in food production, machinery, materials, tools and fuel used in certain industries, and property subject to other excises (except for cigarettes) are exempt from sales taxation. The sales and use tax is also applied to sales of electricity, gas and steam for certain nonresidential use and to nonresidential and most residential use of telecommunications services.

     Beginning July 1, 2000, pursuant to "forward funding" legislation contained in the Fiscal Year 2000 budget, a portion of the Commonwealth's receipts from the sales tax, generally the amount raised by a 1% sales tax with an inflation-adjusted floor, is dedicated to the MBTA under a trust fund mechanism that does not permit future legislatures to divert the funds. In Fiscal Year 2004, the amount of such sales tax receipts is estimated to be $684.3 million.

Business Corporations Tax. Business corporations doing business in the

Commonwealth, other than banks, trust companies, insurance companies, railroads, public utilities and safe deposit companies, are subject to an excise that has a property measure and an income measure. The value of Commonwealth tangible property (not taxed locally) or net worth allocated to the Commonwealth is taxed at $2.60 per $1,000 of value. The net income allocated to the Commonwealth, which is based on net income for Federal taxes, is taxed at 9.5% . The minimum tax is $456. Both rates and the minimum tax include a 14% surtax.

     Beginning January 1, 1997, legislation was phased in that sourced sales to the state of domicile of the ultimate consumer of a service instead of to the state where the seller bore the cost of performing services. It is estimated that this change resulted in a revenue deduction of approximately $106 million in Fiscal Year 2002 and $107 million in Fiscal Year 2003, and is projected to reduce revenues by approximately $119 million in Fiscal Year 2004.

     Legislation enacted in March 2003 requires certain qualified subchapter S subsidiaries ("QSUBs"), as defined in the Internal Revenue Code of 1986, as amended (the "Code"), to pay the net income measure of the Commonwealth's corporate excise tax. A tax rate of 3% will be imposed on the net income of each QSUB if the total receipts of the QSUB, its parent and all of the parent's other QSUBs are between $6 million and $9 million for the taxable year. A tax rate of 4.5% will be imposed if such total receipts are $9 million or more. The new tax is in addition to the tax on the QSUB's income currently levied on its parent. The new law also requires every QSUB that receives income that would have been taxed to it for Federal income tax purposes had it been treated as a separate corporation to include, as a separate computation from the one above, such income in the net income measure of its corporate excise subject to tax at 9.5% .. The Department of Revenue estimates that this change will result in additional revenue of approximately $30 million in Fiscal Year 2004.

     The legislation enacted in March 2003 also provided that, in computing net income, a taxpayer must generally add back certain payments remitted directly or indirectly to related parties for intangibles expenses and costs, including interest payments. The Department of Revenue estimated that as a result of this change, in Fiscal Year 2003 approximately $40 million less in corporate tax refunds was paid than otherwise would have been the case, and $50 million in additional revenue is expected in Fiscal Year 2004.

     Bank Tax. Commercial and savings banks are subject to an excise tax of 12.54% . A 1995 tax cut, which was fully implemented in Fiscal Year 2000, is estimated to have an annualized value of approximately $30 million, taking into account an $18 million annualized gain resulting from the effect of provisions in the 1995 legislation that applied the tax to out-of-state banks and other financial institutions not previously taxed.

     Legislation enacted in March 2003 clarified the treatment of Real Estate Investment Trust ("REIT") distributions with respect to the dividends-received deduction. REIT distributions received by businesses subject to the corporate excise tax are not to be treated as dividends and they are subject to taxation at the recipient level. It is estimated that this change resulted in additional revenue of approximately $160 to $180 million in Fiscal Year 2003, but will only result in $25 to $45 million in additional revenues in Fiscal Year 2004 and subsequent years due to tax liabilities prior to 2003.

     Insurance Taxes. Life insurance companies are subject to a 2% tax on gross premiums; domestic companies also pay a 14% tax on net investment income. Property and casualty insurance companies are subject to a 2% tax on gross premiums, plus a 14% surcharge for an effective tax rate of 2.28%; domestic companies also pay a 1% tax on gross investment income.

     Other Taxes. Other tax revenues are derived by the Commonwealth from motor fuels excise taxes, cigarette and alcoholic beverage excise taxes, estate and deed excises and other tax sources. The excise tax on motor fuels is $0.21 per gallon. In 2002 the tax on cigarettes was raised from $0.76 per pack to $1.51 per pack and the tax rate on other types of tobacco products was also raised. The Department of Revenue estimates that this change resulted in additional revenue of approximately $195 million in Fiscal Year 2003. Legislation was enacted in March 2003 that allowed the Commissioner of Revenue to provide incentives for inheritance trusts to settle future obligations during Fiscal Year 2003. Through this program, approximately $34 million was raised in Fiscal Year 2003.

     Congress made numerous changes to Code provisions in recent years relating to the estate and gift tax. For the estates of decedents dying on or after January 1, 2002, Federal law raises the exemption amount and phases out the amount of the allowable credit for state death taxes by 25% a year until the credit is eliminated in 2005. Because the Commonwealth's estate tax equaled the previously allowable Federal credit, legislative action was needed to prevent the Commonwealth's estate tax from being fully eliminated. As of October 2002, the

Commonwealth's estate tax was decoupled from the Federal estate tax and is now tied to the Code.

     Federal and Other Non-Tax Revenues. Federal revenue is collected through reimbursements for the Federal share of entitlement programs such as Medicaid and, beginning in Federal Fiscal Year 1997, through block grants for programs such as Transitional Assistance to Needy Families ("TANF"). The amount of Federal revenue to be received is determined by state expenditures for these programs. The Commonwealth receives reimbursement for approximately 50% of its spending for Medicaid programs. Block grant funding for TANF is received quarterly and is contingent upon a maintenance of effort spending level determined annually by the Federal government. Departmental and other non-tax revenues are derived from licenses, tuition, registrations and fees, and reimbursements and assessments for services.

     For the Budgeted Operating Funds, interfund transfers include transfers of profits from the State Lottery and Arts Lottery Funds and reimbursements for the budgeted costs of the State

Lottery Commission, which accounted for $870 million, $902.1 million, $931.6 million, $941.3 million and an estimated $944.7 million in Fiscal Year 1999 through 2003, respectively, and which are expected to account for $1.014 billion in Fiscal Year 2004.

     On May 28, 2003, President Bush signed the Jobs and Growth Reconciliation Act of 2003. Massachusetts could be eligible to receive up to approximately $550 million of the $20 billion total made available to states under the legislation. The estimated funding to

Massachusetts would be comprised of increased FMAP in the amount of approximately $334 million and temporary direct fiscal relief in the amount of approximately $215.9 million. The Fiscal Year 2004 budget relied on $100 million, of which $55 million is increased FMAP to be transferred to the uncompensated care pool and $45 million is to be deposited in the General Fund. The Administration now plans to draw down a total of approximately $57.7 million in Fiscal Year 2003 and $271 million in Fiscal Year 2004. The Fiscal Year 2004 amount is comprised of $215.9 million in general fiscal relief plus the aforementioned $55 million in FMAP funds.

     Tobacco Settlement. On November 23, 1998, the Commonwealth joined with other states in a Master Settlement Agreement that resolved the Commonwealth's and the other states' litigation against the cigarette industry (the "MSA"). Under the MSA, cigarette companies have agreed to make both annual payments (in perpetuity) and five initial payments (for the calendar years 1999 to 2003, inclusive) to the settling states. Each payment amount is subject to applicable adjustments, reductions and offsets, including upward adjustments for inflation and downward adjustments for decreased domestic cigarette sales volume. The Commonwealth's allocable share of the base amounts payable under the master settlement agreement is approximately 4.04% . The Commonwealth has estimated its allocable share of the base amounts under the agreement through 2025 to be approximately $8.3 billion, without regard to any potential adjustments, reductions or offsets.

The Commonwealth was also awarded $414 million from a separate Strategic

Contribution Fund established under the MSA to reward certain states' particular contributions to the national tobacco litigation effort. This additional amount is payable in equal annual installments during the years 2008 through 2017. The outside attorneys for the Commonwealth were awarded approximately $775 million in fees to be paid over time by the tobacco companies. The outside attorneys have filed a breach of contract claim regarding the fee agreement.

     During Fiscal Year 2000, the Legislature enacted two related laws to provide for disposition of the tobacco settlement payments. The legislation created a permanent trust fund (the Health Care Security Trust) into which the Commonwealth's tobacco settlement payments (other than payments for attorneys' fees) are to be deposited. The legislation contemplated that a portion of the monies in the trust fund would be available for appropriation by the Legislature to supplement existing levels of funding for health-related services and programs, and the remainder of the monies in the trust fund would be held as a reserve fund and would not be appropriated. For Fiscal Year 2000 through 2004, the amounts to be available for such purposes were stipulated to be $91.2 million, $94 million, $96 million, $98 million and $100 million, respectively, adjusted for the discounted amounts received by the Commonwealth in comparison to the MSA. The Fiscal Year 2002 budget changed this formula to 50% of amounts received in the settlement for Fiscal Year 2002, 2003 and 2004. Beginning with Fiscal Year 2005, 30% of the annual payments (not including any Strategic Contribution Fund payments) and 30% of the earnings on the balance in the trust fund are to be available for such purposes. The Fiscal Year 2003 budget appropriated 100% of the Fiscal Year 2003 annual tobacco settlement payment for current-year spending, which is estimated by the EOAF to be approximately $295.7 million. The Fiscal Year 2004 budget also utilized 100% of the annual tobacco settlement payment ($282.9 million base amount) for current-year spending.

Expenditures

     Commonwealth Financial Support for Local Governments. The Commonwealth makes substantial payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of local property tax limits on local programs and services. Local Aid payments take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts, excluding certain pension funds and nonappropriated funds. In Fiscal Year 2003, approximately 22.6% of the Commonwealth's projected spending was estimated to be allocated to direct Local Aid. In Fiscal Year 2004, approximately 21.4% of the Commonwealth's projected spending is estimated to be allocated to direct Local Aid.

     As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities. The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil. For Fiscal Year 2004, $2.902 billion was required to reach the minimum spending level statewide as required by law, and the Commonwealth provided a total of $3.108 billion. Since Fiscal Year 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets.

     The Lottery and Additional Assistance programs, which comprise the other major components of direct Local Aid, provide unrestricted funds for municipal use. There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction and police education incentives.

     In addition to direct Local Aid, the Commonwealth has provided substantial indirect aid to local governments, including, for example, payments for MBTA assistance and debt service, pensions for teachers, housing subsidies and the costs of court and district attorneys that formerly had been paid by the counties.

     During Fiscal Year 2003, the Governor reduced Local Aid in response to declining revenues. On January 30, 2003, the Administration announced $114.4 million in reductions to additional assistance and lottery distributions to cities and towns. In the Fiscal Year 2004 budget, direct Local Aid was reduced by an additional $288.7 million, or 5.7%, primarily through a $150.8 million reduction in aid for education, a $67.1 million reduction in aid for school transportation costs, a $25.2 million reduction in Additional Assistance and a $44 million reduction in lottery distributions.

     Property Tax Limits. In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2½, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Between Fiscal Year 1981 and

Fiscal Year 2003, the aggregate property tax levy grew from $3.346 billion to $8.494 billion, a compound annual growth rate of 4.3% .

     Many communities have responded to the limitation imposed by Proposition 2½ through statutorily permitted overrides and exclusions. In Fiscal Year 2003, 52 communities had successful override referenda that added an aggregate of approximately $20.7 million to their levy limits. Capital exclusions were passed by 11 communities in 2003, totaling approximately $0.9 million.

     Medicaid. The Medicaid program provides health care to low-income children and families, low-income adults, the disabled and the elderly. The program, which is administered by the Executive Office of Health & Human Services, receives 50% in Federal reimbursement on most Medicaid expenditures. Beginning in Fiscal Year 1999, payments for some children's benefits are 65% federally reimbursable under the Federal Children's Health Insurance Program for states.

     Over a quarter of the Commonwealth's budget is slated for health care programs. In Fiscal Year 2003, Medicaid accounted for more than half of the Commonwealth's appropriations for health care. It was the largest item in the Commonwealth's budget and has been one of the fastest growing budget items. Medicaid spending from Fiscal Year 1999 to Fiscal Year 2003 has grown by 11% on a compound annual basis. During the same period, Medicaid enrollment has increased by 4% on a compound annual basis. The EOAF projects total Fiscal Year 2004 expenditures for Medicaid to be $6.414 billion, an increase of 11% over Fiscal Year 2003. The rate of growth of the Medicaid program has slowed since Fiscal Year 2002 due to a number of cost control initiatives, including reductions in benefits and eligibility reductions. In Fiscal Year 2003, the Medicaid program did not exceed its appropriated amount, as had occurred in previous years.

     The Federal Centers for Medicare and Medicaid Services asserted in June 2000 that the portion of the Medicaid program funded by the Commonwealth's uncompensated care pool might violate Federal regulations regarding impermissible taxes on health care providers. Since 1993, the DMA has been seeking a Federal waiver for the Commonwealth's assessment on acute care hospitals to fund the uncompensated care pool. The DMA believes that the assessment complies with the Federal law pertaining to provider taxes. Under Federal regulations, if the Commonwealth were ultimately determined to have imposed an impermissible provider tax, the Federal government could seek retroactive repayment of Federal Medicaid reimbursements. From 1993, when the first waiver request was submitted, through Fiscal Year 2000 the Commonwealth received an estimated $1.068 billion in Federal Medicaid reimbursements related to expenditures associated with the uncompensated care pool. The Commonwealth has continued to collect approximately $37 million per fiscal quarter for each quarter since Fiscal Year 2000. Clarification of this issue could take several years, and no further action has been taken by Federal authorities since June 2000.

     Uncompensated Care Pool. As discussed above, the Fiscal Year 2003 budget eliminated Medicaid eligibility for approximately 50,000 long-term unemployed adults on April 1, 2003. The Fiscal Year 2004 budget directed the DMA to provide health care benefits to long-term unemployed adults and make expenditures for such benefits through the Commonwealth's uncompensated care pool. The uncompensated care pool was created in 1985 to reimburse Massachusetts acute care hospitals and community health centers for medically necessary services provided to the low-income uninsured and underinsured. This new program is legislatively mandated to begin October 1, 2003 and is expected to extend eligibility to approximately 36,000 long-term unemployed adults. The DMA will submit a waiver amendment prior to that date, and will not be able to draw down any Federal financial participation until the amendment is approved. Although it is certain that the new program will offer a different sent of benefits, the policy is still being developed. Program costs are projected to be less than $160 million, but an exact figure will not be available until policy development is complete.

     Senior Pharmacy Program. A comprehensive senior pharmacy program administered by the Department of Elder Services began in April 2001. In its first full year of operation, spending for the program totaled approximately $81.5 million. The Fiscal Year 2003 budget appropriated $97.6 million for the program, but only $85.3 million was expended as a result of allotment reductions imposed on October 10, 2002. In Fiscal Year 2004, spending for the program is projected to total approximately $96.3 million.

     Public Assistance. The Commonwealth administers four major programs of income assistance for its poorest residents: Transitional Aid to Families with Dependent Children ("TAFDC"), Emergency Assistance, Emergency Aid to the Elderly, Disabled and Children ("EAEDC"), and the state supplement to Federal Supplemental Security Income ("SSI").

     TAFDC expenditures in Fiscal Year 2003 were estimated to be $412.0 million, approximately 1.4% less than Fiscal Year 2002. TAFDC budgeted expenditures in Fiscal Year 2004 are projected to be $405.2 million, a decrease of 1.6% from Fiscal Year 2003. The decrease in TAFDC spending is attributable to the federally mandated increase in the number of recipients required to work. The Emergency Assistance program provides disaster relief and shelter to homeless families. The cost of this program is included in TAFDC expenditures.

     The Commonwealth began implementing welfare reform programs in November 1995, establishing TAFDC programs to encourage work as a means to self-sufficiency and to discourage reliance on long-term assistance. The TAFDC caseload declined steadily from Fiscal Year 1996 through Fiscal Year 2001, resulting in a 68% decrease through Fiscal Year 2001. However, the caseload began to grow again in Fiscal Year 2002, from a low point of 42,013 enrolled in July 2001 to a high point of 48,550 in February 2003. In addition, Massachusetts limits TAFDC recipients to two years of benefits within a five-year period. Over 15,000 welfare recipients reached their limit in December 1998 and can now begin receiving benefits again if they meet eligibility requirements.

     The EAEDC caseload declined steadily from Fiscal Year 1996 through Fiscal Year 2001, resulting in an 83.6% decrease through Fiscal Year 2001, but the caseload began to grow again in Fiscal Year 2002. The trend can be attributed to factors similar to those affecting the TAFDC caseload. For Fiscal Year 2003, caseload increased by an estimated 5.4% and expenditures increased by approximately 6.9% . For Fiscal Year 2004, caseload is projected to grow by 6.7% . Fiscal 2004 expenditures for EAEDC are projected to be $63.9 million, a 6.6% decrease from Fiscal Year 2003. The Fiscal Year 2004 decrease in expenditures was attributed to eligibility and benefit changes.

     SSI is a federally administered and funded cash assistance program for individuals who are elderly, disabled or blind. SSI payments are funded entirely by the Federal government up to $530 per individual recipient per month and entirely by the state above that amount. The additional state supplement ranges from $39 to $454 per month per recipient. Fiscal Year 2004 expenditures for SSI were estimated to be $209.0 million, a 1% decrease from Fiscal Year 2003.

     Other Health and Human Services. Other health and human services estimated spending for Fiscal Year 2003 included expenditures for the Department of Mental Retardation ($952.3 million), Department of Mental Health ($602.5 million), Department of Social Services ($656.6 million), Department of Public Health ($407.3 million) and other human service programs ($636.7 million).

     In Fiscal Year 2004, other health and human services spending was projected to include expenditures for the Department of Mental Retardation ($961.3 million), Department of Mental Health ($592.8 million), Department of Social Services ($679.6 million), Department of Public Health ($358.1 million) and other human services programs ($629.2 million).

     Commonwealth Pension Obligations. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the state employees' retirement system) and for teachers of the cities, towns and regional school districts throughout the state (including members of the teachers' retirement system and teachers in the Boston public schools, who are members of the State-Boston retirement system but whose pensions are also the responsibility of the Commonwealth). Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority, and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The

Commonwealth assumed responsibility, beginning in Fiscal Year 1982, for payment of cost of living adjustments for the 104 local retirement systems, in accordance with the provisions of Proposition 2½. However, in 1997 legislation was enacted removing from the Commonwealth the cost of future cost-of-living adjustments for these local retirement systems and providing that local retirement systems fund future cost-of-living adjustments. Pension benefits for state employees are administered by the State Board of Retirement, and pension benefits for teachers are administered by the Teachers' Retirement Board. Investment of the assets of the state employees' and teachers' retirement systems is managed by the Pension Reserves Investment Management Board. In the case of all other retirement systems, the retirement board for the system administers pension benefits and manages investment of assets. The members of these state and local retirement systems do not participate in the Federal Social Security System.

     Early Retirement Incentive Program. As a means of reducing payroll costs in Fiscal Year 2002 and 2003, the Commonwealth adopted two Early Retirement Incentive Programs (each, an "ERIP"), which offered an enhanced pension benefit to retirement-eligible employees. Employees retiring under the 2002 ERIP program totaled approximately 4,600. The legislation authorizing the 2002 ERIP directed the Public Employee Retirement Administration Commission ("PERAC") to file a report on the additional actuarial liabilities due to the 2002 ERIP. In its report, PERAC stated that the 2002 ERIP program resulted in an increased actuarial liability of $312.2 million. The 2003 ERIP Program will be executed during the first half of Fiscal Year 2004. Although it offers similar enhanced benefits to the 2002 ERIP, participation and impact are expected to be less due to a diminished pool of retirement-eligible employees.

     On September 17, 2003, PERAC released its actuarial valuation of the total pension obligation dated January 1, 2003. The unfunded actuarial accrued liability as of that date for the total obligation was approximately $13.401 billion, an increase of $6.033 billion over the unfunded actuarial accrued liability as of January 1, 2002. The unfunded actuarial accrued liability as of January 1, 2003 was comprised of unfunded actuarial accrued liabilities of $3.604 billion for the State Employees' Retirement System, $8.129 billion for the State Teachers' Retirement System, $998.3 million for Boston Teachers and $670 million for cost-of-living increases. The valuation study estimated the total actuarial accrued liability as of January 1, 2003 to be approximately $43.030 billion (comprised of $17.551 billion for Commonwealth employees, $22.892 billion for Commonwealth teachers, $1.918 billion for Boston teachers and $670 million for cost-of-living increases). Total assets were valued at approximately $29.629 billion based on the five-year average valuation method, which equaled 115% of the January 1, 2003 total asset market value. The actuarial value of assets as of January 1, 2003 represented a decline of $2.070 billion from the valuation of assets as of January 1, 2002. The funded ratio declined to 68.9% as of January 1, 2003 from 81.1% as of January 1, 2002. During 2002, there was an overall actuarial loss of $5.8 billion. There was a non-investment loss on actuarial liability of approximately $1.2 billion and a loss on assets (on an actuarial value basis) of $4.6 billion. Due to the significant increase of unfunded actuarial accrued liability, it is expected that the pension funding schedule will be required to be revised to fully amortize unfunded accrued liability by 2023. Payments under such a revised schedule will be significantly higher than the annual pension funding obligations called for in the existing pension funding schedule.

     Higher Education. The Commonwealth's system of higher education includes the five-campus University of Massachusetts, nine state colleges and 15 community colleges. The system is coordinated by the Commonwealth Board of Higher Education, and each institution is governed by a separate board of trustees. The operating revenues of each institution consist primarily of state appropriations and of student and other fees that may be imposed by the board of trustees of the institution. Tuition levels are set by the Board of Higher Education, and tuition revenue is required to be remitted to the State Treasurer by each institution. The board of trustees of each institution submits operating and capital budget requests annually to the Board of Higher Education. The Legislature appropriates funds for the higher education system in the

Commonwealth's annual operating budget in various line items for each institution.

     Other Program Expenditures. In Fiscal Year 2003, the remaining $3.514 billion in estimated expenditures on other programs and services cover a variety of functions of state government, including expenditures for the Judiciary ($581.6 million), District Attorneys ($76.4 million), the Attorney General ($33.1 million), the EOAF ($422.6 million), Environmental Affairs ($179.6 million), Transportation and Construction ($113 million), Public Safety ($904.1 million), Elder Affairs ($191.9 million) and the Department of Housing and Community Development ($84.4 million).

     In Fiscal Year 2004, the remaining $3.438 billion in projected expenditures on other programs and services covered a variety of functions of state government, including expenditures for the Judiciary ($568.7 million), District Attorneys ($75.8 million), the Attorney General ($33.5 million), the EOAF ($433.0 million), Environmental Affairs ($165.8 million), Transportation and Construction ($36.6 million), Public Safety ($856.1 million), Elder Affairs ($189.2 million) and the Department of Housing and Community Development ($66.9 million).

Capital Spending

     The EOAF maintains a multi-year capital spending plan, including an annual administrative limit on certain types of capital spending by state agencies. In Fiscal Year 2003 the annual limit was $1.225 billion. In addition to capital expenditures subject to the annual administrative limit, the Commonwealth has also invested significant monies to fund the construction of the Central Artery/Ted Williams Tunnel Project (the "CA/T Project"), the Boston

and Springfield convention centers and other projects. The Commonwealth aggregates its capital expenditures into the following seven major categories (with estimated Fiscal Year 2003 spending in parentheses): Economic Development ($313 million); Environment ($123 million); Housing ($113 million); Information Technology ($83 million); Infrastructure ($276 million); Public Safety ($38 million); and Transportation ($1.801 billion).

     Central Artery/Ted Williams Tunnel Project. The largest single component of the Commonwealth's capital program currently is the CA/T Project, a major construction project that is part of the completion of the Federal interstate highway system. The project involves the depression of a portion of Interstate 93 in downtown Boston (the Central Artery), which is now an elevated highway, and the construction of a new tunnel under Boston harbor (the Ted Williams Tunnel) to link the Boston terminus of the Massachusetts turnpike (Interstate 90) to Logan International Airport and points north.

     Progress/Schedule Update. As of June 30, 2004, CA/T Project construction was 94.1% complete. As of that date, approximately $13.795 billion was under contract or agreement, including approximately $9.066 billion of construction commitments, which constitute approximately 96.9% of all construction scope. The I-93 initial southbound opening occurred on December 20, 2003. The date for the I-93 complete southbound opening continues to be projected for March 2005 to July 2005, and the date for the CA/T Project substantial completion continues to be project for May 2005 to November 2005.

     The independent auditor engaged by the State has filed its draft final report which concluded that the total cost estimate of the CA/T Project in the amount of $14.625 billion was aggressive but did not recommend that the estimate be increased. The 2003 finance plan for the CA/T Project was filed with the Federal Highway Administration (the "FHA") on September 26, 2003 and accepted on June 19, 2004. All obligated funds have been assessed. The cost/schedule update for the 2004 finance plan was filed with the FHA on July 30, 2004.

     Claims and Economic Risks. The Claims and Changes Department (the "CCD") of the CA/T Project is responsible for administering the commercial aspects of the CA/T Project's construction contracts. In the Fall of 2002, the Turnpike Authority Chairman directed the CCD to establish a "close-out" plan to resolve the pending backlog of contractor claims on the CA/T Project (at that time there were nearly 5,000 outstanding change order issues and claims with an average age of over 300 days). The claim resolution plan focused budget resources and established aggressive timetables for settlement of thousands of open issues on eighteen large construction contracts that were substantially complete pending close-out or that represented the major ongoing CA/T Project contracts. Together, these contracts represented over 80% of outstanding CA/T Project open claim matters.

     As of July 31, 2004, settlements in principle have been reached with contractors on seven of these priority contracts. These seven, which now await final implementing contract modifications, were settled within the parameters of the CA/T Project's budget cost estimates. In addition, significant progress has been made in the past few months during structured mediated negotiations on five other large CA/T contracts, including three representing the most complex contract disputes on the CA/T Project. Settlement in at least two of these cases is imminent and will fully address several hundred open CA/T Project issues.

     The weak economy and resolution of contractor claims, including global settlements, at amounts lower, and/or received later, than anticipated by contractors, among other factors, create cash flow and credit issues for affected CA/T Project contract work. If an affected contractor with significant critical path contract work toward an overall project completion milestone were to become insolvent, or otherwise fail to complete its contract work, it is possible that there would be a substantial or material impact on CA/T Project schedule and cost, although the likelihood and potential severity of such impact diminish as the CA/T Project progresses towards completion.

     Toll Discount Program. On July 1, 2002, a toll discount program for members of the FASTLANE Program who operate non-commercial two-axle passenger vehicles went into effect, providing a 50% discount on the amount of the July 1, 2002 toll rate increase to participants. In April 2003, the discount program was extended through December 2003. Funding for this extension will come from the Turnpike Authority's sale of certain real estate in May 2003 for approximately $75 million. On September 18, 2003, the Turnpike Authority voted to extend the program through December 2004, with funding to also come from the May 2003 sale of certain real estate.

     Legislation passed on July 31, 2002 contained provisions that could be interpreted as requiring that the toll discount program be made permanent. It is the position of the Turnpike Authority that the toll discount program remains subject to annual evaluation by the Turnpike Authority board and available funding, and is subordinate to payments for Western Turnpike and Metropolitan Highway System debt service and expense commitments. If the Legislature requires the toll discount program be made permanent without providing offsetting funding, the Turnpike Authority could potentially face a revenue shortfall. In addition, before any toll discount program could be made permanent, the Turnpike Authority's Trust Agreement would require the Turnpike Authority to deliver a certificate of an independent consultant verifying certain debt service coverage ratios to the trustee.

     Massachusetts Bay Transportation Authority. Beginning in Fiscal Year 2001, the finances of the MBTA were restructured, and its financial relationship to the Commonwealth changed materially. The MBTA finances and operates mass transit in eastern Massachusetts. The MBTA issues its own bonds and notes and is also responsible for the payment of obligations issued by the Boston Metropolitan District prior to the creation of the MBTA in 1964. The Commonwealth is obligated to provide the MBTA with a portion of the revenues raised by its sales tax, which is dedicated to the MBTA under a trust fund. The dedicated revenue stream is used to meet the Commonwealth's debt service obligations related to certain outstanding MBTA debt and to meet the MBTA's other operating and debt service needs. The MBTA is authorized to assess a portion of its costs on 175 cities and towns in eastern Massachusetts: after a five-year phase-in of reduced assessments (from approximately $144.6 million in Fiscal Year 2001 to approximately $136 million in Fiscal Year 2006) the cities and towns are legally required to pay assessments equal to at least $136 million in the aggregate, as adjusted for inflation (with no annual increase to exceed 2.5% per year).

     Prior to July 1, 2000, the Commonwealth provided financial support of the MBTA through guarantees of the debt service on its bonds and notes, contract assistance generally equal to 90% of the debt service on outstanding MBTA bonds and payment of its net cost of service. The MBTA's net cost of service was financed by the issuance of short-term notes by the MBTA and by cash advances from the Commonwealth. The November 1999 legislation that provided for state sales tax revenues to be dedicated to the MBTA also required the Commonwealth to defray the cost of an 18-month lag (from January 1, 1999 through June 30, 2001) in operating subsidies that were previously financed through such short-term notes and the advancement of cash reserves from the Commonwealth. This cost has been estimated by the Commonwealth to amount to $848.3 million. This cost, plus an additional $100 million to provide working capital to the MBTA, was financed in part by the issuance of $325 million of Commonwealth general obligation bonds (out of $800 million authorized by the Legislature) and by $10.5 million in operating appropriations. The balance was financed by a transfer from the Commonwealth's Highway Capital Projects Fund, which initially was expected to be amortized over 20 years in the Commonwealth's operating budget. The remaining $475 million of Commonwealth general obligation bonds authorized to be issued to replenish the transfer were issued in March 2002 and December 2002.

     Beginning July 1, 2000, the Commonwealth's annual obligation to support the MBTA for operating costs and debt service was limited to a portion of the state sales tax revenues, but the Commonwealth remains contingently liable for the payment of MBTA bonds and notes issued prior to July 1, 2000. The Commonwealth's obligation to pay such prior bonds is a general obligation. As of June 30, 2003, the MBTA had approximately $2.834 billion of such prior bonds outstanding. Such bonds are currently scheduled to mature annually through Fiscal Year 2030, with annual debt service in the range of approximately $270 million to $292 million through Fiscal Year 2013 and declining thereafter.

     General Authority to Borrow. Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the Legislature present and voting thereon. The constitution further provides that borrowed money shall not be expended for any other purpose than that for which it was borrowed or for the reduction or discharge of the principal of the loan. In addition, the Commonwealth may give, loan or pledge its credit by a two-thirds vote of the members of each house of the Legislature present and voting thereon, but such credit may not in any manner be given or loaned to or in aid of any individual, or of any private association, or of any corporation which is privately owned or managed.

     General Obligation Debt. The Commonwealth issues general obligation bonds and notes pursuant to Commonwealth law. General obligation bonds and notes issued thereunder are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for the payment of principal and interest when due, unless specifically provided otherwise on the face of such bond or note. As of July 2, 2004, the Commonwealth had approximately $17.5 billion in issued and outstanding general obligation debt.

     Notes. The Commonwealth is authorized to issue short-term general obligation debt as revenue anticipation notes or bond anticipation notes. Revenue anticipation notes may be issued by the Treasurer in any fiscal year in anticipation of the receipts for that year and must be repaid no later than the close of the fiscal year in which they are issued. Bond anticipation notes may be issued by the Treasurer in anticipation of the issuance of bonds, including special obligation convention center bonds. The Commonwealth currently has liquidity support for a $1 billion commercial paper program for general obligation notes, through a $200 million letter of credit which was scheduled to expire on December 28, 2003, and four $200 million credit lines, available through September 2004, December 2004, March 2005 and September 2005, respectively.

     Synthetic Fixed Rate Bonds. In connection with the issuance of certain general obligation bonds that were issued as variable rate bonds, the Commonwealth has entered into interest rate exchange (or "swap") agreements with certain counterparties pursuant to which the counterparties are obligated to pay the Commonwealth an amount equal to the variable rate payment on the related bonds and the Commonwealth is obligated to pay the counterparties a stipulated fixed rate. Only the net difference in interest payments is actually exchanged with the counterparty, and the Commonwealth is responsible for making the interest payments to the variable rate bondholders. The effect of the agreements is to fix the Commonwealth's interest payment obligations with respect to the variable rate bonds. The Commonwealth will be exposed to a variable rate if the counterparties default or if the swap agreements are terminated. Termination of a swap agreement may also result in the Commonwealth's making or receiving a termination payment. As of June 30, 2003, the amount of such variable rate bonds outstanding was $1.364 billion.

     Interest Rate Swap Agreement Dispute. The Commonwealth is party to an interest rate swap agreement relating to the Commonwealth's General Obligation Refunding Bonds 2001 Series B and 2001 Series C, pursuant to which the Commonwealth makes payments at a fixed rate of 4.15% per annum and receives payments from its swap counterparty at a floating rate based on the actual rate on its bonds, which are variable rate obligation bonds. The notional amount of the swap currently is $496,225,000 and the scheduled termination date is January 1, 2021. Swap payments are made monthly, with the Commonwealth netting its fixed rate obligation against the floating rate amount due from the swap counterparty. The swap documentation provides that the method for determining the floating rate obligation of the counterparty may change upon an "Event of Taxability" as defined therein. The swap counterparty has asserted that an Event of Taxability has occurred and that, as a result, commencing May 3, 2004, the Commonwealth's monthly net payments to the counterparty must be increased. The Commonwealth disagrees with this assertion and, on April 23, 2004, filed a complaint in Suffolk County Superior Court seeking a declaratory judgment and related preliminary injunction relief. The swap payment made by the Commonwealth on May 3, 2004 was calculated based on the pre-existing method. Had it been calculated as asserted by the swap counterparty, under market conditions on that day the payment would have been approximately $155,000 greater. The termination value of the swap as of May 3, 2004 is believed to have been approximately $35 million in favor of the swap counterparty. The Commonwealth has continued to make net swap payments based on its actual variable rate bond payments pending legal developments.

     Variable Rate Demand Bonds, Auction Rate Securities and U.Plan Bonds. As of June 30, 2003, the Commonwealth had outstanding approximately $275.6 million of variable rate demand bonds (not converted to a synthetic fixed rate as described above) in a daily interest rate mode, with liquidity support provided by commercial banks under agreements terminating in February 2006. As of June 30, 2003, the Commonwealth had outstanding $401.5 million of auction rate securities in a seven-day interest rate mode. As of June 30, 2003, the

Commonwealth had outstanding approximately $128.8 million of variable rate "U.Plan" bonds, sold in conjunction with a college savings program administered by the Massachusetts Educational Financing Authority, which bear deferred interest at a rate equal to the percentage change in the consumer price index plus 2%, together with current interest at the rate of 0.5% .

Special Obligation Debt.

     Highway Fund. The Commonwealth is authorized to issue special obligation bonds secured by all or a portion of revenues accounted to the Highway Fund. Revenues that are currently accounted to the Highway Fund are primarily derived from taxes and fees relating to the operation or use of motor vehicles in the Commonwealth, including the motor fuels excise tax. As of June 30, 2003, the Commonwealth had outstanding $813.0 million of such special obligation bonds, including $629.6 million of such bonds secured by a pledge of 6.86¢ of the 21¢ motor fuels excise tax.

     Convention Center Fund. The Commonwealth is authorized to issue $694.4 million of special obligation bonds for the purposes of a new convention center in Boston ($609.4 million), the Springfield Civic Center ($66 million) and the Worcester convention center ($19 million). The bonds are to be payable from moneys credited to the Boston Convention and Exhibition Center Fund created by legislation, which include the receipts from a 2.75% convention center financing fee added to the existing hotel tax in Boston, Cambridge, Springfield and Worcester, sales tax receipts from establishments near the proposed Boston facility, a surcharge on car rentals in Boston, a parking surcharge at all three facilities, the entire hotel tax collected at hotels located near the new Boston facility, and all sales tax and hotel tax receipts at new hotels in Boston and Cambridge. To date, no such bonds have been issued. However, $350 million of general obligation bond anticipation notes and $132 million of commercial paper notes have been issued.

     Federal Grant Anticipation Notes. The Commonwealth has issued Federal grant anticipation notes yielding aggregate net proceeds of $1.5 billion, the full amount authorized, to finance the current cash flow needs of the CA/T Project in anticipation of future Federal reimbursements. The notes are not general obligations of the Commonwealth. The notes mature between Fiscal Year 2006 and Fiscal Year 2015, inclusive. Under the trust agreement securing the notes, aggregate annual debt service on grant anticipation notes may not exceed $216 million. Such notes are secured by the pledge of Federal highway construction reimbursement payments and by a contingent pledge of certain motor fuels excises.

     On July 16, 2003, the Commonwealth issued special obligation refunding notes for the purpose of crossover refunding approximately $408.0 million of outstanding Federal grant anticipation notes in 2008 and in 2010. Until the crossovers occur, interest on the notes will be paid solely by an escrow account established with the proceeds of the notes. Upon the refunding of $408.0 million of outstanding Federal grant anticipation notes on the crossover dates, the refunding notes will become secured by the Grant Anticipation Note Trust Fund.

     Other. On July 17, 2003, the Legislature passed a transportation bond bill totaling $1.080 billion, which was signed by the Governor on July 24, 2003. A terms bill was filed with the Legislature on July 29, 2003.

     On August 27, 2003, the Governor filed legislation to continue certain capital spending authorizations that would otherwise expire on September 30, 2003 in the amount of approximately $2 billion, and to reduce some previously enacted capital spending authorizations in the aggregate amount of approximately $157 million.

Litigation

     There are pending in state and Federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party. In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

     Commonwealth Programs and Services. From time to time actions are brought against the Commonwealth by the recipients of governmental services, particularly recipients of human services benefits, seeking expanded levels of services and benefits and by the providers of such services challenging the Commonwealth's reimbursement rates and methodologies. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

     In June 1993, in Hancock v. Commissioner of Education, the Supreme Judicial Court ruled that the Massachusetts Constitution imposes an enforceable duty on the Commonwealth to provide public education for all children in the Commonwealth and that the Commonwealth was not at that time fulfilling this constitutional duty. Comprehensive education reform legislation was approved by the Legislature and the Governor later in June 1993. Plaintiffs filed a motion for further relief in which they argue that the Commonwealth has not complied with its obligations and sought declaratory and injunctive relief. Defendants filed an opposition motion on January 31, 2000 arguing that the Commonwealth had met its obligations by taking appropriate steps within a reasonable time to implement education reform. On June 27, 2002, the Supreme Judicial Court transferred the case (now Hancock v. Driscoll) to the Superior Court for discovery and trial. In a report dated April 26, 2004, the Superior Court stated that the Supreme Judicial Court concluded that the Commonwealth is not meeting its duty to provide an education to children in the public schools as required by the State Constitution, and made various recommendations to assist in directing the Commonwealth defendants to determine and allocate costs to enact programs to improve public education. The Superior Court's recommendations are now under consideration by the Supreme Judicial Court, which had scheduled the case for argument in October 2004. The potential fiscal impact is unknown.

     Challenges by residents of five state schools for the retarded in Ricci v. Murphy resulted in a consent decree in the 1970's that required the Commonwealth to upgrade and rehabilitate the facilities in question and to provide services and community placements in western Massachusetts. The District Court issued orders in October 1986, leading to termination of active judicial supervision. On May 25, 1993, the District Court entered a final order vacating and replacing all consent decrees and court orders. In their place, the final order requires lifelong provision of individualized services to class members and contains requirements regarding staffing, maintenance of effort (including funding) and other matters.

     On July 14, 2004, a subset of plaintiffs filed a motion to re-open the case and enforce the final order of May 25, 1993, asserting various reasons why the Department of Mental Retardation is not in compliance with the 1993 final order, mostly relating to the Commonwealth's plan to close certain intermediate care facilities.

     Rolland v. Romney. This case is a class action to compel the Commonwealth to provide certain community placements and services to nursing home residents with mental retardation or other developmental disabilities. In January 2000, the District Court approved a settlement agreement among the parties providing that the Commonwealth would offer certain benefits to the affected class until 2007. In March 2001, the District Court found the Commonwealth to be in noncompliance with the settlement agreement and lifted the agreement's stay of litigation. In

May 2002, the District Court held that the Commonwealth was in violation of Federal law as well as the agreement by its failure to provide specialized services to residents who required them. On January 28, 2003, the Court of Appeals for the First Circuit affirmed the decision of the District Court.

     In Ramos v. McIntire plaintiffs allege that the Department of Transitional Assistance violated state and Federal law, including the Americans with Disabilities Act, by failing to accommodate welfare recipients with learning disabilities in its Employment Services Program. The court has denied, without prejudice, plaintiffs' motions for class certification and injunctive relief. If the case remains limited to the two existing plaintiffs, potential liability will likely be under $50,000. However, if the Court at some point allows a motion for class certification potential liability could increase to $33.5 million. The Court denied a renewed motion for class certification.

     The DMA has been engaged in four related lawsuits, only one of which remains to be decided, in which numerous hospitals seek injunctive and declaratory relief from the DMA's implementation of its prepayment review program and its postpayment review program. The hospitals also seek damages consisting of the value of all claims for payment previously denied by the DMA under these two review programs, where the basis for the denial was the DMA's determination that the claims were not medically necessary. The four cases as filed at the trial court level are Athol Memorial Hospital, et al. v. Commissioner of the Division of Medical Assistance, Mass. Hospital Association, et al. v. Commissioner of the Division of Medical Assistance, Baystate Medical Center v. Commissioner of the Division of Medical Assistance and Salem Hospital v. Commissioner of the Division of Medical Assistance. Since continued implementation of these programs would save the DMA between $6 million and $11 million annually, the DMA's expenditures would increase by that amount if it is barred from implementing these programs. A trial on the merits on the declaratory and injunctive relief claims in the Mass. Hospital Association and Salem cases was held on March 25 and 26, 2002. On June 20, 2002, the Court ruled that the DMA had complied with a Supreme Judicial Court's order in Massachusetts Eye and Ear Infirmary v. Commissioner of the Division of Medical Assistance not to deny all reimbursement when it determined that an inpatient admission had not been medically necessary and to issue more detailed regulations, and that the new regulations were valid. The Mass. Hospital Association and Salem decisions are not controlling in Baystate, which is still pending, but could be cited as persuasive authority. With respect to the past damages claims, the DMA has prevailed in all cases except Baystate, which is still pending. The Athol and Salem cases were appealed, and on August 6, 2002 the Supreme Judicial Court ruled that the hospitals were not eligible for the relief they sought because they had not exhausted their administrative remedies. This decision would control the outcome of Baystate on the issue of those payment denials predating the Supreme Judicial Court's decision in Massachusetts Eye and Ear Infirmary (1999).

     Lima v. Preston. Plaintiffs in a class action seek to enjoin the Executive Office of Health and Human Services from eliminating Medicaid eligibility for certain immigrants. The DMA estimates that its expenditures would be expected to increase by less than $20 million if the plaintiffs successfully enjoin elimination of the program.

     Rosie D. v. Governor. Plaintiffs asserted claims under provisions of the Federal Medicaid law. Specifically, plaintiffs assert that the Commonwealth is required to, yet does not, provide them with intensive home-based mental health services. The Governor's motion to dismiss based on sovereign immunity was denied. An appeal from that ruling was argued before the First Circuit Court of Appeals on September 11, 2002. On November 7, 2002, the First Circuit Court of Appeals affirmed the United States District Court's denial of the Governor's motion. Plaintiffs have not quantified the cost of the services they seek, but it could amount to more than $20 million.

     Following the First Circuit's affirmance of the District Court's denial of the Governor's motion to dismiss based on sovereign immunity, the parties are conducting non-expert discovery, which was scheduled to end on August 27, 2004. Expert discovery will take place during the Fall of 2004, and a final pre-trial conference is scheduled for December 14, 2004.

     Goodridge v. Commissioner of Public Health. In this case, seven same-sex couples claim a statutory or constitutional right to marry and receive marriage-related benefits. Depending on the scope of the trial court's decision, a decision in the plaintiffs' favor could cost the Commonwealth an indeterminable amount in various forms of state tax deductions and benefits. The court granted summary judgment in favor of the Commonwealth. Plaintiffs have appealed. On November 18, 2003, the Supreme Judicial Court declared that denying such benefits to same-sex couples violated the Massachusetts Constitution. The court stayed entry of judgment for 180 days to permit the Legislature to take such action as it may deem appropriate in light of the Court's opinion. On May 17, 2003, marriage became available to individuals marrying persons of the same sex.

     Health Care for All v. Romney et al. A group of individual plaintiffs brought a complaint for injunctive and declaratory relief, challenging the Commonwealth's administration of the MassHealth dental program. Specifically, the plaintiffs assert that the Commonwealth's administration of the dental program fails to comply with the requirements allegedly imposed by Federal Medicaid law. Discovery concluded in early 2004. The defendants filed a motion for summary judgment on all claims, and on July 13, 2004, oral argument was held on that motion and on the plaintiffs' renewed request for class certification. Trial on any remaining claims was scheduled to commence on October 4, 2004. Although the plaintiffs have not quantified the cost of the services and program changes they seek, it is likely that the costs associated with such changes could amount to more than $20 million.

     Environmental Matters. The Commonwealth is engaged in various lawsuits concerning environmental and related laws, including an action brought by the U.S. Environmental Protection Agency alleging violations of the Clean Water Act and seeking to reduce the pollution in Boston Harbor. See United States v. Metropolitan District Commission. See also

Conservation Law Foundation v. Metropolitan District Commission. The Massachusetts Water Resources Authority ("MWRA"), successor in liability to the Metropolitan District Commission ("MDC"), has assumed primary responsibility for developing and implementing a court-approved plan and timetable for the construction of the treatment facilities necessary to achieve compliance with the Federal requirements. The MWRA currently projects that the total cost of construction of the wastewater facilities required under the court's order, not including certain costs, will be approximately $3.142 billion in current dollars, with approximately $131 million to be spent after June 30, 2001. The MWRA anticipates spending approximately $633 million after that date to cover certain additional costs. Under the Clean Water Act, the Commonwealth may be liable for any cost of complying with any judgment in these or any other Clean Water Act cases to the extent the MWRA or a municipality is prevented by state law from raising revenues necessary to comply with such a judgment.

     Wellesley College (the "College") is seeking contribution from the Commonwealth for costs related to environmental contamination on the Wellesley College campus and adjacent areas, including Lake Waban. On September 5, 2001, the court entered judgment incorporating a partial settlement between the parties, under which the College will fund a clean up of hazardous materials at the campus and the northern shoreline of Lake Waban expected to cost approximately $40 million. Subject to the terms of the partial settlement, the Commonwealth has reimbursed the College $400,000 and may reimburse the College up to an additional $1 million once the Department of Environmental Protection determines that the clean up has been properly performed. The clean up of the remainder of Lake Waban, downstream areas and groundwater is not addressed under the current clean up plan, as the Department has not yet selected a remedy for these areas. Once a remedy is determined and costs are known, negotiations may be reopened with the College. The Commonwealth and the College have reserved their rights against each other regarding liability for the future clean up costs for this part of the site, which could involve tens of millions of dollars.

     In re Massachusetts Military Reservation (pre-litigation). The Commonwealth is engaged in preliminary discussions regarding natural resource damage at the Massachusetts Military Reservation on Cape Cod. The Commonwealth's Executive Office of Environmental Affairs is the State Natural Resources Trustee. Federal Trustees claim that the Commonwealth and others are liable for natural resource damages due to widespread contamination primarily from past military activities at the Reservation. This asserted liability also may extend to response actions and related activities necessary to remediate the site. The assessment process for natural resource damages is set forth in Federal regulations and is expected to take many month to complete. While no recent comprehensive estimate of natural resource damages and response actions is available, it is expected that the damages and response actions may cost at least tens of millions of dollars.

     Taxes and Revenues. There are several other tax cases pending which could result in significant refunds if taxpayers prevail. It is the policy of the Attorney General and the Commissioner of Revenue to defend such actions vigorously on behalf of the Commonwealth, and the descriptions that follow are not intended to imply that the Commissioner has conceded any liability whatsoever. As of June 30, 2003, approximately $330 million in contingent liabilities exist in the aggregate in the tax cases pending before the Appellate Tax Board or on appeal to the Appeals Court or the Supreme Judicial Court.

     Peterson v. Commissioner of Revenue. The plaintiff taxpayers claim that the Legislature violated the Massachusetts Constitution when it provided for a higher rate of taxation on long-term capital gains realized after April 30, 2002. Plaintiffs seek a declaration that certain state statutory provisions, which changed the taxation of capital gains in the taxable year after January 1, 2002 and before May 2, 2002, violate the Commonwealth's Constitution. The Department of Revenue estimates that if the Supreme Judicial Court rules in the taxpayers' favor refunds in excess of $140 million may be required. The Commissioner of Revenue now estimates the contingent liability to be $200 million. The Court heard oral argument on February 5, 2004. Estimated liability is approximately $250 million. On April 6, 2004, the Supreme Judicial Court held that the amended effective date in the statute violates the State Constitution. The Court remanded the case for further proceedings to determine whether the statute should be construed to impose the new tax rate beginning on January 1, 2002. Included in the 2005 Budget were two budget riders intended to address the Court's ruling. Together, the measures amended the effective date to January 1, 2002, and provided amnesty to all taxpayers who would have incurred an additional tax liability owed to the Commonwealth because of the new effective date. The plaintiffs have amended their complaint to challenge this new legislation. A status conference in this case was scheduled for August 23, 2004.

Eminent Domain.

     Perini Corp., Kiewit Constr. Corp., Jay Cashman, Inc., d/b/a Perini – Kiewit – Cashman Joint Venture v. Commonwealth. In six consolidated cases and related potential litigation, plaintiffs make claims for alleged increased costs arising from differing site conditions and other causes of delay on the CA/T Project. Plaintiffs have asserted claims in excess of $150 million.

     Brown Rudnick v. Commonwealth of Massachusetts. This is a breach of contract action against the Commonwealth seeking damages and declaratory and injunctive relief based on the Commonwealth's alleged failure to comply with a contingent attorneys' fees agreement in connection with the plaintiff law firms' representation of the Commonwealth against the tobacco industry. In an early ruling in the case, the trial court found that Brown Rudnick's arguments may ultimate inure to the benefit of all five law firms that represented the Commonwealth in the legal action against tobacco manufacturers. The effect of this ruling is to increase the potential exposure for the Commonwealth from $500 million to approximately $1.3 billion. This estimated exposure is based on a claim for a percentage of payments scheduled to be made to the Commonwealth over a period of 25 years under the MSA, with the possibility of additional, but currently unquantifiable, payments to the Commonwealth after that period. It is possible that the law firm plaintiffs in this case may also claim against these contingent future payments, resulting in an exposure to the Commonwealth exceeding $1.3 billion. By memorandum and order dated June 16, 2003, the trial court denied plaintiffs' motion for summary judgment. On December 19, 2003, the trial court jury rejected the claims of the Commonwealth's private tobacco attorneys that they should be paid a fee amounting to 25% of the Commonwealth's tobacco settlement money. The jury awarded the firms 1.2% to be paid by the Commonwealth in addition to the 9.33% already being paid by the tobacco companies. To date, however, the private tobacco attorneys have received, in direct payments from the tobacco companies under the MSA fee arbitration, more than 10.5% of what the Commonwealth has received under the MSA. Because these arbitration payments are deducted from amounts the Commonwealth might itself otherwise owe private counsel, the Commonwealth at present owes nothing under the jury award. The Commonwealth still may owe future fees to counsel based on actual payments it receives under the MSA through 2005. No appeal was filed within the time provided by the rule.

     Swachman v. Commonwealth of Massachusetts. The Commonwealth, through its Division of Capital Asset Management, recently took by eminent domain certain property in Worcester to build a new courthouse for Worcester County. Suit was filed in trial court in May 2004.

RISK FACTORS-INVESTING IN NEW YORK MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic and Demographic Trends

     U.S. Economy. Although growth has slowed from the brisk pace of the second half of 2003 and the first quarter of 2004, the national economy is continuing to expand, due in large part to momentum generated by favorable monetary and fiscal policies. Economic growth is expected to accelerate during the second half of 2004, following growth of only 2.8% for the second quarter. The overall strength of the national economy permitted the Federal Reserve Board to embark upon a "measured" course of monetary tightening at the end of June 2004. Nevertheless, interest rates are expected to remain relatively accommodative. Low interest rates and a strengthening world economy are expected to maintain a favorable environment for both business investment and international trade. Real U.S. gross domestic product (GDP) is currently projected to grow 4.3% in 2004, followed by slightly above trend growth of 3.3% for 2005.

     Corporate profits grew 16.8% in 2003, followed by additional growth of 22.9% in the first half of 2004 compared with the first half of 2003. However, strong profit growth has combined with heightened uncertainty due to high energy prices and national security concerns to create an unusual degree of volatility in the labor market. Since August 2003, the national economy has gained almost half of the private sector jobs that were lost during the 2001 recession and its aftermath, with over one million private sector jobs created during the first five months of this year. However, labor market growth slowed in June and July. Moderate growth of 1.1% in employment is projected for 2004, following a decline of 0.3% for 2003. The unemployment rate is projected to decline to 5.5% in 2004 from 6.0% in 2003. Consistent with a strengthening labor market, wages and salaries are expected to grow 5.1% for 2004, following growth of 2.6% for 2003. Total personal income is expected to grow 5.4% for this year, following growth of 3.2% for 2003.

     State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

     The September 11th terrorist attack had a more devastating impact on the New York economy than on any other state. New York City is still recovering from the severity of the blow. However, there is evidence that the State economy has emerged from recession and that the State's current economic expansion, estimated to have begun in August 2003, will be sustainable. The State economy has added over 72,000 private sector jobs since August of last year. Total State employment is projected to rise 0.5% in 2004, following a decline of 0.6% in 2003. Wage income is projected to rise 5.6% in 2004, following growth of only 1.4% in 2003. Employment, wage, and total personal income growth projected for 2004 are much closer to historical averages for New York and reflect the belief that the State economy is solidly on an expansionary path. The unemployment rate is projected to fall from 6.3% percent in 2003 to 6.2% for 2004.

     In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Higher energy prices and a new round of global instability appear to be having a more negative impact on equity markets than on the economy as a whole. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2005. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

     The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

     Metropolitan Transportation Authority (the "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2004-05 or thereafter.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures and the loss of skilled manufacturing jobs may also adversely affect localities and necessitate State assistance.

Special Considerations

     Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's financial plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Department of the Budget ("DOB") believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

     As of the close of Fiscal Year 2003-04, balances in the State's principal reserves to guard against unbudgeted risks totaled $815 million. To permanently improve the State's reserve levels, the Governor has proposed legislation to increase both the maximum size of the State's rainy day fund (the Tax Stabilization Fund) from 2% to 5% of General Fund spending, and the maximum annual deposits from .2% to .5% of spending. Absent this legislation, the Fund will reach its statutory maximum balance of 2% ($840 million) with the next annual deposit.

2003-04 Enacted Budget Financial Plan

     The State's last fiscal year began on April 1, 2003 and ended on March 31, 2004. On March 31, 2003 the Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for Fiscal Year 2003-04. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for Fiscal Year 2003-04. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, DOB issued the Enacted Budget Financial Plan on May 28, 2003 that reflected final action on the 2003-04 State Budget by the Legislature (the "2003-04 Budget").

     Subsequent 2003-04 Budget Revisions. In the 2003-04 Budget, DOB projected a potential imbalance in the General Fund of approximately $912 million prior to the anticipated receipt of certain Federal Funds, which provided $1.07 billion of fiscal relief to the State and included $645 million in one-time revenue sharing payments and $422 million from a 15-month increase in Federal matching payments for Medicaid costs. An additional $170 million in savings occurred from a delay in payments to the City associated with the Local Government Assistance Corporation ("LGAC"), for a total benefit of $1.24 billion. All other revisions since the enactment of the 2003-04 Budget resulted in no significant change to the budget balance. Thus, the net positive impact of the $1.24 billion eliminated the potential General Fund deficit, allowed a maximum deposit of $84 million to the rainy day fund and generated a $261 million surplus to help lower the budget gap.

     DOB revised its mid-year financial plan based on a review of actual operating results and updated economic analysis through mid-January 2004. DOB projected the State would end Fiscal Year 2003-04 with General Fund cash resources of $345 million above previously projected levels. The projected General Fund closing balance of $1.01 billion consisted of $794 in the rainy day fund, $200 million in the community projects fund and $20 million in contingencies for litigation. The projected increase of $284 million reflected the addition of $200 million from spending delays and the $84 million in the rainy day fund. An additional deposit of $661 was to be made to the tax refund reserve account to reflect $400 million in tobacco securitization proceeds planned for use in 2004-05 and the $261 cash surplus discussed above.

     General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In Fiscal Year 2003-04, the General Fund accounted for 43.22% of All Governmental Funds disbursements.

     Summary of General Fund Revenue and Spending Changes. Legislative changes were projected to increase revenues by $1.9 billion in Fiscal Year 2003-04, $1.4 billion in Fiscal Year 2004-05, and $605 million in Fiscal Year 2005-06. The outyear values of the revenue proposals decrease primarily because of "sunset" provisions enacted for the tax increases. In addition to these changes, revenues were projected to decrease from the 2003-04 Executive Budget forecast by $462 million in Fiscal Year 2003-04, primarily due to the impact of 2002-03 actuals on the past fiscal year, and the April 2003 income tax settlement. The net revenue change since the 2003-04 Executive Budget was therefore approximately $1.4 billion. Not counted within these revenue totals are certain other revenue measures adopted by the Legislature that DOB considers to be speculative. Examples include receipts from video lottery terminals ("VLTs") at racetracks, collection of cigarette and motor fuel taxes on Indian reservations, and use tax collections.

     General Fund spending was projected to increase from the 2003-04 Executive Budget by a net $2.3 billion in Fiscal Year 2003-04, $4.5 billion in Fiscal Year 2004-05 and $4.2 billion in Fiscal Year 2005-06. This spending increase reflected net Legislative restorations and additions to the 2003-04 Executive Budget, including the denial of the Governor's pension reform proposals included in the 2003-04 Executive Budget ($434 million in 2004-05 and $197 million in 2005-06, after deferring required Fiscal Year 2003-04 payments with interest to 2005-06). It also reflected increased outyear costs resulting from the school aid database update ($184 million in 2004-05 and $60 million in 2005-06). In addition, the net spending changes included costs DOB projects but which the Legislature believed may not occur. Examples include a $200 million lump sum appropriation for member items which DOB valued at $200 million in costs and which the Legislature valued at $100 million; various Medicaid savings DOB believes were not fully attainable; and higher costs associated with shelter allowances for welfare recipients.

     General Fund Revenue Actions. Revenue actions included with the 2003-04 Budget included: a personal income tax increase ($1.4 billion); a limited liability company filing fee increase ($26 million); income tax withholding for certain partnerships ($15 million); reduced interest for late refunds ($5 million); increasing the State sales tax rate from 4% to 4.25% ($450 million); temporarily replacing the permanent sales tax exemption on items of clothing and shoes priced under $110 with a sales tax free week in August 2003 and another in January 2004 for the same items and thresholds ($449 million); including the New York City cigarette excise tax in the sales tax base ($7 million); changing the tax structure for insurance companies ($158 million); decoupling from the Federal bonus depreciation provisions ($58 million); decoupling from Federal expensing provisions for sports utility vehicles; and reducing the time period for collecting abandoned property related to the demutualization of insurance companies ($75 million). In total, the 2003-04 Budget included over $2.4 billion in revenue actions including those contained in the 2003-04 Executive Budget.

     As part of the 2003-04 Budget, the Legislature also enacted tobacco securitization legislation that creates a bankruptcy-remote corporation to securitize all or a portion of the State's future share of tobacco settlement payments. The corporation will issue debt backed by payments from the tobacco industry under the 1998 Tobacco Master Settlement Agreement (the "MSA") and a contingent-contractual obligation on behalf of the State to pay debt service if MSA payments prove insufficient. The structure is designed to reduce overall borrowing costs to a level comparable to a typical State bond sale. The 2003-04 Budget assumed net proceeds of $3.8 billion ($1.9 billion on an adjusted basis) from this transaction in the past fiscal year and $400 million in Fiscal Year 2004-05; these amounts are reflected as miscellaneous receipts in the 2003-04 Budget.

     Fiscal 2003-04 Year-End Results. DOB estimates that the State ended Fiscal Year 2003-04, on March 31, 2004, with a General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the fiscal year with a balance of $1.1 billion, which included $794 million in the Tax Stabilization Reserve Fund (after an $84 million deposit at the close of Fiscal Year 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). On an All Governmental Funds basis, receipts totaled $99.0 billion in Fiscal Year 2003-04, including $37.3 billion in Federal grants. Spending from All Governmental Funds totaled $97.3 billion. Total year-end balances were $2.9 billion, and were held principally in the General Fund and in other State funds.

     General Fund results in Fiscal Year 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid. The temporary Federal aid produced $1.2 billion in General Fund relief during Fiscal Year 2003-04, which eliminated the initial projected $912 million imbalance. New York's share of the national aid package consisted of a revenue sharing grant worth $645 million and a temporary 2.95% increase in the Federal matching rate that produced $506 million in General Fund savings.

     Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in Fiscal Year 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State's social services programs to a greater extent than anticipated in the 2003-04 Budget. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

     The State ended Fiscal Year 2003-04 with a State Funds cash balance of $2.6 billion. In addition to the $1.1 billion General Fund balance, the special revenue funds had a closing balance of $1.7 billion and the debt service funds had a closing balance of $175 million, partially offset by a negative balance in the capital projects funds of $336 million. State Funds receipts totaled $62.2 billion in Fiscal Year 2003-04, a decrease of $235 million from the prior estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes. Actual State Funds disbursements totaled $61.3 billion in Fiscal Year 2003-04, a decrease of $791 million from prior estimates. The variance was largely related to lower capital spending when projects were impacted by inclement weather and a delay in the start of the 2003 construction season.

     The State ended Fiscal Year 2003-04 with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance, the Federal Funds had a closing balance of $321 million, which partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). All Funds receipts for Fiscal Year 2003-04 totaled $99 billion, a decrease of $75 million from previous estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for Fiscal Year 2003-04 totaled $97.3 billion, a decrease of $977 million from previous estimates. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance.

Proposed 2004-05 Executive Budget

     Summary. The 2004-05 Executive Budget proposed by the Governor (the "Executive Budget") projects that a strengthening economic recovery will produce a return to above-average rates of growth in tax revenues, reflecting overall tax receipt growth of 7.8% . Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions. State agency operations were planned to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies. The State workforce was expected to remain level at roughly 187,900. Revenue proposals focused on maximization of Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support. Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

     The Executive Budget also included funding in response to the Court of Appeals ruling requiring the State to implement reforms to ensure all children have the opportunity for a sound basic education ("SBE"). The Executive Budget included efforts to fund SBE costs by reserving all proceeds from VLTs and providing additional General Fund support of $100 million to New York City for this purpose. VLT proceeds from facilities now being developed and new ones proposed with the Executive Budget are projected at $325 million in the 2004-05 school year growing to $2 billion annually over the next five years.

     The Executive Budget was projected to have a positive $1.4 billion impact on local governments, and lower the local property tax burden over a multi-year period.

Recommendations this year would contain the growth in local property taxes through a proposed multi-year takeover of Medicaid long-term care costs, reforms in pensions and health care that lower costs for both the State and its localities, and a cap on school district spending increases. In addition, a comprehensive mandate relief package was proposed to assist local governments. The Executive Budget also contained a maximum $84 million deposit to the rainy day fund, the eighth such deposit made in the last nine years. The last several years have clearly demonstrated that adequate reserve levels are critical if the State is to withstand economic downturns without draconian local assistance budget cuts or massive layoffs.

     Sources of the 2004-05 Budget Gap. Prior to the announcement of the Executive Budget, the State faced potential General Fund budget gaps of $5.1 billion in 2004-05, $6.7 billion in 2005-06, and $7.8 billion in 2006-07. The $5.1 billion gap stated in the Executive Budget was at the lower end of the projected range due to modestly improved economic conditions and the expectation of continued increases in financial services incomes.

     At the time the Executive Budget was released, underlying receipts growth in Fiscal Year 2004-05, adjusted to exclude the impact of tax law changes, was projected to increase by roughly $2.8 billion (7%) over Fiscal Year 2003-04. The underlying receipts growth projections were also offset by the loss of tobacco securitization proceeds which were used, as planned, to provide $3.8 billion of resources in Fiscal Year 2003-04 and $400 million in Fiscal Year 2004-05, resulting in a net decrease of $3.4 billion. A one-time Federal revenue sharing grant of $645 million provided by the Federal economic stimulus package is not available next year. In addition, increasing debt service costs reduce the amount of available General Fund taxes, including costs for the State Personal Income Tax Revenue Bond Program and the LGAC.

     At the time the Executive Budget was released, annual spending was projected to grow by $3.1 billion, driven mainly by higher costs for employee pensions (up 137%) and Medicaid, primarily to support current service levels and the inability to achieve proposed cost containment actions in the current budget, as well as for mental hygiene, higher education and welfare. Also, one-time actions that reduced General Fund spending in the current budget are not available in Fiscal Year 2004-05, including a temporary increase in the Federal match rate for Medicaid, the use of Federal Temporary Assistance for Needy Families ("TANF") for welfare-related spending, and Medicaid and Tuition Assistance Program payment rolls that drive higher 2004-05 costs. Spending for debt service and employee health insurance also was projected to increase as a result of programmatic and inflationary pressures. These cost increases are partially offset by the 2002-03 payment deferrals.

     2004-05 Gap-Closing Plan. The Executive Budget projected closing the $5.1 billion General Fund budget gap with a mix of spending restraint, revenue actions and transitional financing. Actions of nearly $3.9 billion and $3.5 billion in Fiscal Years 2005-06 and 2006-07, respectively, were intended to reduce the outyear gaps to more manageable levels of $2.9 billion and $4.3 billion in Fiscal Years 2005-06 and 2006-07, respectively.

     Recommendations to restrain spending in the General Fund totaled $2.59 billion and included a combination of program restructuring and the use of alternate funding sources, resulting in estimated savings of approximately $1.7 billion. All other spending actions totaled $595 million including recommended efficiencies in State agency operations and restraint in local assistance spending and transportation costs offset by General Fund spending increases for additional General Fund school aid support to New York City ($70 million) to supplement VLT reserves for SBE and initial costs for the proposed multi-year State takeover of local Medicaid costs for long-term care services ($24 million).

     Revenue proposals were expected to raise $972 million in Fiscal Year 2004-05 and included the provision of four sales tax free weeks instead of a permanent exemption on clothing and footwear ($400 million) and reimposition of an assessment on hospital and home care revenues and an increase to the existing reimbursable nursing home revenue assessment to support health care programs ($323 million). The Executive Budget also included a total of $1.51 billion in nonrecurring actions.

The 2004-05 Enacted Budget Financial Plan

     The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State

Funds includes the General Fund, which is the principal operating fund of the State, and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds.

     Adoption of Fiscal 2004-05 Budget. As of the start of Fiscal Year 2004-05, the State had not yet adopted a final budget for the current fiscal year. On March 31, 2004, the Legislature appropriated funding for all State-supported, contingent contractual and certain other debt service obligations for the current fiscal year. On August 11, 2004, the Legislature completed action on the remaining appropriations and legislation constituting the budget for Fiscal Year 2004-05 (the "2004-05 Budget"). The Governor vetoed portions of the 2004-05 Budget, and the Legislature has until December 31, 2004 to take action in response to those vetoes. DOB estimates that, in comparison to the Executive Budget, the 2004-05 Budget identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving approximate gaps of $600-700 million, $6 billion and $8 billion, in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. The Governor's vetoes are projected to lower each Fiscal Year's budget gap by approximately $235 million.

     Fiscal Management Plan. DOB, in cooperation with State agencies, expects to develop a fiscal management plan (a "FMP") that is intended to balance the 2004-05 Budget and reduce the outyear gaps by reducing State operations costs, curtailing non-essential spending and identifying other cost containment opportunities. Elements of the FMP are expected to include: (i) Statewide austerity measures to limit discretionary spending and restrict other non-essential capital spending; (ii) eliminating, consolidating and streamlining State agencies and services; (iii) increasing Federal assistance; and (iv) developing plans for future cost containment proposals. The FMP is currently scheduled to be released at the end of October 2004.

     Subsequent Revisions to the Executive Budget. At this time, DOB expects that Fiscal Year 2003-04 results will have only a modest impact on the 2004-05 Financial Plan. The 2004-05 Financial Plan already used $261 million of the anticipated $308 million surplus to help stay balanced. Spending of $362 million for legislative member items budgeted in Fiscal Year 2003-04 but now expected to be spent in later fiscal years also has no effect on overall 2004-05 Financial Plan balance, as the resources to finance the spending have already been, or are planned to be, set aside. DOB expects other timing-related spending in Fiscal Year 2004-05 to have no net impact on budget balance.

     In the 2004-05 Budget, DOB projections include General Fund additions above the levels projected in the Executive Budget by $1.3 billion, $2.4 billion and $2.5 billion in Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. The 2004-05 Budget also reflects several new costs incurred since the Executive Budget was proposed. These new costs total $280 million, $650 million and $823 million for Fiscal Years 2004-05, 2005-06 and 2006-07, respectively. Most of the additional costs will be incurred in connection with State collective bargaining and pensions payments. DOB projects that All Funds spending will total $101.2 billion in Fiscal Year 2004-05, an increase of $3.9 billion (4%) above Fiscal Year 2003-04 results. Adjustment for certain deferrals results in All Fund spending increases of $5.8 billion (6.1%) over Fiscal Year 2003-04 results.

     Receipts Outlook. All Governmental Funds receipts were $99 billion in Fiscal Year 2003-04, a decrease of 1.0% from budget estimates. After adjusting for the changes in the Tax Stabilization Fund reserves, receipts were $339 million, or 0.8% higher than the 2003-04 Budget. General Fund receipts were $42.33 billion in Fiscal Year 2003-04, exceeding the original 2003-04 Budget estimates by $587 million (1.4%) due to the collection of $400 million from the sale of tobacco bonds, receipt of additional Federal aid and a net increase in tax, transfer and miscellaneous other receipts.

     All Governmental Funds receipts are projected to reach $100.1 billion in Fiscal Year 2004-05, an increase of $1.1 billion (1.1%) from Fiscal Year 2003-04. The net increase is due to the one-time nature of tobacco securitization and federal revenue sharing received in Fiscal Year 2003-04 offset by expected improvements in economic conditions that will increase tax receipts significantly, and by revenue actions taken with the 2003-04 budget. General Fund receipts are projected to reach $42.7 billion in Fiscal Year 2004-05, an increase of $328 million (0.8%) from Fiscal Year 2003-04. The major source of the annual change in the General Fund is the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal Revenue sharing grants, which were received in Fiscal Year 2003-04, but will not recur in Fiscal Year 2004-05. Overall, improved economic performance and a resurgence in financial service sector compensation are also expected to increase 2004-05 receipts.

     Receipts in the 2004-05 Budget exceed the level recommended in the Executive Budget by $809 million in the General Fund, $11 million in the State Funds and $597 million in All Funds.

     Personal Income Tax. The net receipts in Fiscal Year 2003-04 were $24.05 billion, approximately equal to estimates in the 2003-04 Budget. Personal income tax General Fund receipts for Fiscal Year 2003-04 were $15.77 billion, a decrease of $111 million (0.7%) from 2003-04 Budget estimates.

     Net receipts for Fiscal Year 2004-05 were projected in the Executive Budget to reach $27.46 billion, an increase of $3.38 billion (14.0%) from 2003-04 due largely to three factors: an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a $1.27 billion higher contribution from the Refund Reserve account. Personal income tax General Fund receipts under the 2004-05 Budget (net of the Refund Reserve transaction) are projected to increase by $2.7 billion (17.2%) from Fiscal Year 2003-04 General Fund receipts, which is $11 million less than projected in the Executive Budget.

     User Taxes and Fees. All Governmental Funds user taxes and fees receipts for Fiscal Year 2003-04 were $11.22 billion, an increase of $1.12 billion (10.3%) from 2002-03. The sales and use tax increased an estimated $1.03 billion (11.7%) from 2002-03. The remainder of this category declined by an estimated $15 million (0.7%) for Fiscal Year 2003-04, due mainly to declines in taxable cigarette consumption. General Fund user taxes and fees net receipts were $7.98 billion, an increase of $916 million (13.0%) from Fiscal Year 2002-03. The General Fund sales and use tax increased an estimated $850 million (13.4%) from Fiscal Year 2002-03 and the other user taxes and fees declined by an estimated $16 million (2.2%) .

     In the Executive Budget, All Funds user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $12.48 billion, an increase of $667 million (5.7%) from Fiscal Year 2003-04. The sales and use tax was projected to increase $662 million (6.8%) due largely to increases in employment, income and overall consumption, which expanded the estimated taxable base. The other user taxes and fees were projected to increase $5 million (0.2%) . General Fund user taxes and fees net receipts for Fiscal Year 2004-05 were projected to reach $8.34 billion, an increase of $443 million (5.6%) from Fiscal Year 2003-04. The sales and use tax was projected to increase $488 million (6.8%) from Fiscal Year 2003-04. The other user taxes and fees were projected to decrease $44 million (6.2%) from Fiscal Year 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds. Under the 2004-05 Budget, such user taxes and fees are projected to total $8.7 billion in General Fund receipts, an increase of $700 million from the General Fund receipts for Fiscal Year 2003-04.

     Business Taxes. All Governmental Funds business tax receipts were $5.01 billion in Fiscal Year 2003-04, a decrease of $45 million (0.9%) over 2003-04 Budget projections. General Fund business tax receipts in Fiscal Year 2003-04 were $3.41 billion, or $85 million (2.4%) less than 2003-04 Budget estimates.

     At the time of the Executive Budget, All Governmental Funds business tax receipts in Fiscal Year 2004-05 were expected to be $5.39 billion, or $411 million (8.3%) above Fiscal Year 2003-04. This was primarily because of the anticipated increase in insurance tax receipts associated with continued premium growth and the expectation of strengthening corporate and bank profitability. General Fund business tax receipts in Fiscal Year 2004-05 were projected to be $3.74 billion, or $344 million (10.1%) over Fiscal Year 2003-04. This was due primarily to tax law changes enacted in Fiscal Year 2003-04 relating to intangible income and the decoupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits. As of the adoption of the 2004-05 Budget, General Fund receipts for business taxes for the current fiscal year are projected to total $3.7 billion, an increase of $301 million (8.8%) over the prior fiscal year. This reflects an upwards revision of $5 million from the Executive Budget projection.

     Other Taxes. All Funds other taxes, which include estate, pari-mutuel, gift, real property gains, real estate transfer, and racing admissions/boxing and wrestling exhibition taxes, were $1.28 billion in Fiscal Year 2003-04, an increase of $102 million (8.7%) over 2003-04 Budget estimates. The increase is primarily caused by the real estate transfer tax. General Fund other taxes were $768 million in Fiscal Year 2003-04, a decrease of $2 million (0.3%) below 2003-04 Budget estimates.

     The Executive Budget estimate for All Funds other taxes in Fiscal Year 2004-05 is $1.22 billion, which is $11 million (0.9%) below Fiscal Year 2003-04. The decline is the result of a projected decrease in estate tax collections of $22 million partially offset by a projected increase in real estate transfer tax receipts of $11 million. The estimate for General Fund other taxes in 2004-05 is $762 million, which is $22 million (2.8%) below Fiscal Year 2003-04. Both estimates reflect an anticipated leveling off of market equity values. Under the 2004-05 Budget, other tax receipts in the General Fund are projected to total $764 million, which is $4 million below the prior fiscal year's receipts, but $2 million above the estimate in the Executive Budget.

     Miscellaneous Receipts. All Governmental Funds miscellaneous receipts for Fiscal Year 2003-04 were $19.42 billion, a decrease of $189 million from 2003-04 Budget estimates. General Fund miscellaneous receipts for Fiscal Year 2003-04 were $5.9 billion, a difference of $357 million from 2003-04 Budget estimates (6.4%), which results from the acceleration of $400 million of tobacco securitization proceeds.

     All Governmental Funds miscellaneous receipts for Fiscal Year 2004-05, as estimated in the Executive Budget, are projected to reach $16.64 billion, a decrease of $3.10 billion (15.7%) from Fiscal Year 2003-04. Miscellaneous receipts in State Funds are projected at $16.52 billion in 2004-05, a decline of $3.10 billion (15.88%) from the current year. Growth in other State funds includes higher receipts in lottery for anticipated VLT proceeds ($240 million), increased provider assessments reflecting the proposed assessments on nursing home, hospital and home care revenues ($258 million), and additional financing of health care costs ($279 million). General Fund miscellaneous receipts are projected to total $2.09 billion in 2004-05, a decrease of $3.88 billion (65%) from the current fiscal year. Under the 2004-05 Budget, miscellaneous receipts are expected to be approximately $2.4 billion, a decrease of $3.5 billion from Fiscal Year 2003-04 results. After adjusting for the tobacco securitization proceeds described above ($4.2 million), the annual increase is projected to be $721 million.

     Federal Grants. All Governmental Funds Federal grants for Fiscal Year 2003-04 were $37.31 billion, an increase of $3.9 billion from 2003-04 Budget estimates. Federal Grants in the General Fund were $645 million in Fiscal Year 2003-04. The 2003-04 Budget did not anticipate this extraordinary aid.

     All Governmental Funds Federal grants for 2004-05 are projected to reach $36.27 billion, a decrease of $922 million (2.5%) from Fiscal Year 2003-04. This decrease reflects primarily the General Fund decrease of $645 million from the current fiscal year, augmented by the decrease in World Trade Center pass-through costs ($200 million). Federal Grants in State Funds are projected at $12 million, a decline of $633 million (96.3%) from the current year. There are no projected Federal Grants in 2004-05 in the General Fund, a decrease of $645 million from the previous fiscal year, but the State's special reserve funds are expected to receive Federal Grants of approximately $35 billion, a decrease of $149 million from Fiscal Year 2003-04 results and an increase of $547 million from the Executive Budget.

     Disbursements Outlook. DOB projects General Fund disbursements will total $43 billion in Fiscal Year 2004-05, an increase of $974 million (2.3%) over Fiscal Year 2003-04. State Funds and All Government Funds disbursements are projected to reach $64.3 billion (a 4.8% increase over the prior fiscal year) and $101.2 billion (a 4% increase over the prior fiscal year) in Fiscal Year 2004-05. Estimated disbursements in the 2004-05 Budget exceed the levels recommended in the Executive Budget by $1.1 billion in the General Fund, $790 million in State Funds and $1.4 billion in All Funds. The largest areas of All Government Funds disbursement charges since the Executive Budget are in the areas of Medicaid ($583 million), school aid/STAR ($671 million), all other educational programs ($171 million) and higher education ($224 million).

     Medicaid. Medicaid, the single most expensive program budgeted in New York State, finances health care for low-income individuals, long-term care for the elderly, and services for disabled individuals, primarily through payments to health care providers. New York's Medicaid program is financed jointly by the Federal government, the State, and counties. Under the Executive Budget, total Medicaid financing from all sources was projected to reach $42.7 billion in Fiscal Year 2004-05, consisting of $21.9 billion in Federal support, $13.8 billion in State funding, and $7.0 billion in local government financing. The Executive Budget did not include the local government share of Medicaid funding, but included the entire Federal share of the program.

     The total Medicaid caseload is projected at 3.7 million in Fiscal Year 2004-05, an increase of 5% from the current fiscal year. Other changes primarily include a "tobacco guarantee" payment to replace the loss of revenue from the securitization of tobacco proceeds ($118 million) and the loss of the federal matching rate which will result in higher General Fund costs ($390 million) and lower spending from Federal Funds ($584 million). The Executive

Budget included higher General Fund costs for the proposed multi year State takeover of local Medicaid costs of long-term care services ($24 million) and a revision to the 1993 wage equalization factor used in the calculation of nursing home reimbursement rates ($19 million). The Executive Budget proposed a restoration of a 0.7% assessment on hospital and home care revenues and restoring the nursing home reimbursable assessment from 5.0% to 6.0% of revenues in order to finance State Medicaid spending. Total recommended actions reduced General Fund costs by $170 million and Federal Funds spending by $256 million.

     School Aid. School aid, the single largest program financed by the General Fund and State Funds, helps support elementary and secondary education provided to New York pupils enrolled in 680 school districts throughout the State. State funding is provided to districts based on aid formulas governed by statute and through reimbursement for various categorical programs. On a school year basis (July 1 through June 30), support for general school aid is recommended at $14.6 billion, an increase of $147 million (1%) over the current school year. In addition to $14.6 billion for general school aid, the Executive Budget set aside all revenues from VLTs to support SBE requirements. Based upon VLT facilities now being developed and new ones proposed with the Executive Budget, receipts are projected at $325 million in the 2004-05 school year, growing to $2 billion annually over the next five years. To supplement the VLT revenues, New York City will also receive a separate $100 million SBE matching grant ($70 million on a State fiscal year basis) as part of its general school aid. General Fund spending in 2004-05 is projected at $12.53 billion on a State fiscal year basis.

     The State Lottery Fund contribution was projected at $1.95 billion, an increase of $110 million in additional lottery revenues, including $43 million associated with proposed enhancements to the Quick Draw program. In addition, $240 million is reserved from VLT revenues ($325 million on a school year basis) to support SBE reforms. In addition to the school year totals referenced above, Federal Funds also provide $2.89 billion in education funding to school districts in Fiscal Year 2004-05.

     Welfare. Welfare programs provide a wide range of benefits to poor families including cash assistance grants, child welfare services, tax credits for eligible low-income workers, and services that assist welfare recipients in securing and retaining employment. Funding is also provided for local administration of welfare programs. Total welfare spending was projected to be approximately $8.2 billion in Fiscal Year 2004-05, compared to approximately $8.1 billion in the current year. Total welfare caseload was estimated at 653,041 in Fiscal Year 2004-05, an increase of 36,201 from the current fiscal year. Federal assistance consists of funds provided through the TANF block grant. Additional General Fund costs from caseload and expenditure growth reflect a projected 4.7% increase in the family caseload, a 10% increase in the single adult/childless couples caseload, and 3% growth in expenditures per person. Federal funding for welfare is a fixed amount provided through a TANF block grant and does not increase or decrease based on changes in caseload or State expenditures.

     2004-05 General Fund increases resulting from the loss of TANF in Fiscal Year 2003-04 ($322 million), include the one-time delay in the transfer of TANF funds to the Child Care Block Grant and the availability of one-time unprogrammed TANF initiative funding. The $70 million decrease in Federal Funds primarily reflects this reduced Federal funding available to support TANF-funded initiatives. Additional General Fund costs reflect increased funding for welfare employment and other initiatives ($63 million) and the use of one-time administration credits in

Fiscal Year 2003-04 ($56 million), which are partially offset by the annualization of the reduction in local administrative reimbursement enacted in Fiscal Year 2003-04 ($45 million).

     Office of Children and Family Services. The Office of Children and Family Services ("OCFS") provides child welfare services including foster care, adoption, child protective services and childcare. Total State spending for Fiscal Year 2004-05 was estimated to be approximately $5.7 billion with an additional $1.7 billion in Federal aid. A projected net decrease in Fiscal Year 2004-05 All Funds spending is attributable primarily to a reduction of the Federal TANF for Child Care and Title XX program support ($150 million), partially offset by growth in State child welfare costs for preventive services, child protective services, and adoption subsidies supported by the General Fund ($48 million) and other State support ($14 million). In the General Fund, the impact of the reduced TANF to Title XX transfer produces increased child welfare spending by $58 million.

     Mental Hygiene. Fiscal 2004-05 disbursements were forecasted in the Executive Budget to be approximately $10.4 billion, with an additional $2.5 billion in Federal funds. The State mental health agencies collectively provide a wide array of services to special needs populations. Services are administered to individuals with mental illnesses, developmental disabilities and/or chemical dependencies through institutional and community-based settings. Many of these services are partially financed with State and Federal Medicaid dollars.

     Estimated annual General Fund growth of $299 million is attributable primarily to increased State Operations costs including payment of an "extra" institutional facilities payroll ($95 million), local services and program enhancements and a reduction in available patient care revenues, primarily as a result of nonrecurring debt management actions ($69 million) and the expiration of the temporary 15- month increase in the Federal Medicaid matching rate ($40 million) used to support State Operations costs in the General Fund. Absent proposed budget actions, mental hygiene agencies would have otherwise experienced roughly double the projected General Fund growth of $299 million in Fiscal Year 2004-05.

     Higher Education. Under the Executive Budget, Fiscal Year 2004-05 disbursements were forecasted to be approximately $15.6 billion, with an additional $128 million in Federal funds and approximately $3.7 billion from other State sources. Higher education includes operational and administrative costs for the State University of New York ("SUNY") and City University of New York ("CUNY") and the Higher Education Services Corporation, which is responsible for administering grant awards to income eligible students. General Fund costs increased by $104 million in 2004-05 as a result of legislative actions in the 2003-04 Budget that deferred grant award costs into 2004-05. The Executive Budget also provided funding for higher costs at SUNY and CUNY for salaries and fringe benefits, community college enrollment growth, inflationary increases and growth in the number of grant recipients.

     Debt Service. Fiscal Year 2004-05 disbursements were forecasted to be approximately $9.7 billion, with an additional $2.1 billion from other State sources. This spending is projected to be $472 million (17.2%) more than the Fiscal Year 2003-04 disbursements. Debt Service Funds are the conduits through which the State pays debt service on all State supported bonds, including general obligation bonds for which the State is constitutionally obligated to pay debt service and bonds issued by State public authorities for which the State is contractually obligated to pay debt service subject to an appropriation. Debt service is paid by transfers from the General Fund, dedicated taxes and fees, and other resources such as patient income revenues.

     As estimated by the Executive Budget, the growth in the General Fund disbursements is the result of increases in net debt service payments to support capital projects for Corrections ($86 million), SUNY Educational Facilities ($71 million), CUNY ($68 million), the MTA ($41 million) and the Housing Finance Authority ($26 million), offset by modest reductions in other programs. The increase in net debt service costs related to other State-supported funds is also attributable to SUNY dormitory facilities ($32 million), Mental Hygiene facilities ($93 million), transportation ($70 million), economic development ($58 million) and educational capital programs ($38 million).

     General State Charges. General State Charges ("GSCs") account for the costs of fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches, as well as for taxes on public lands and litigation. The General Fund supports approximately 85% of GSCs spending. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance.

     Fiscal Year 2004-05 spending is forecasted to be approximately $12 billion. Higher projected contributions to the New York State and Local Retirement Systems are associated with prior year pension investment losses and the expansion of retiree benefits. Baseline projections from the State Comptroller show an employer pension contribution rate of 12.3% of payroll that would produce an annual State pension cost increase of $664 million (136.8%) .. The Executive Budget proposed a series of pension reforms that will moderate these costs and produce a total employer pension contribution of $669 million, an annual increase of $184 million (37.9%) . Providing health insurance to State employees and retirees is projected to total $2.05 billion in 2004-05, an increase of $255 million. This is attributable primarily to underlying growth of 13% in premium costs to cover the rising expense and utilization of employee health care, including escalating prescription drug costs.

     Other Expenses. In addition to the programs described above, the Executive Budget included funding for Economic Development, Parks, the Environment, Public Health, Education, Public Protection, General Government, the Judiciary, and various other programs.

     All other State Funds spending was projected to increase $685 million over the previous fiscal year. Growth in other State-supported spending included economic development capital projects ($320 million), capital projects related to the E-911 program ($100 million), increased taxpayer participation and tax levy growth in STAR ($163 million), spending from the Indigent Legal Services Fund ($31 million), and inflationary increases and higher enrollment in the Elderly Pharmaceutical Insurance Coverage (EPIC) program ($73 million).

     All Governmental Funds spending for these programs was projected to increase by $1.10 billion from Fiscal Year 2003-04. This increase includes State Funds spending growth of $685 million and higher Federal spending of $416 million for, among other things, transportation-related capital projects ($172 million), implementation of the Help America Vote Act of 2002 ($142 million), and reimbursement for World Trade Center costs ($200 million).

General Fund Outyear Projections

     At the beginning of Fiscal Year 2004-05, the State faced potential budget gaps of $6.7 billion and $7.8 billion in Fiscal Years 2005-06 and 2006-07, respectively. The recurring savings in the 2004-05 Proposed Budget were projected to reduce the gaps to $2.9 billion and $4.4 billion, respectively.

     Compared to those projections, the General Fund budget gaps for Fiscal Years 2005-06 and 2006-07 have increased under the 2004-05 Budget, and now are estimated at roughly $5-6 billion in Fiscal Year 2005-06 and roughly $7-8 billion in Fiscal Year 2006-07. The revised estimates reflect the Legislature's revisions to the 2004-05 Budget, new costs, the value of gubernatorial vetoes, and expected savings resulting from a FMP that will be implemented in the current fiscal year. If the Fiscal Year 2005-06 budget gap were closed entirely with recurring actions, the Fiscal Year 2006-07 gap would be reduced to $1.6 billion.

     Outyear Receipts. Receipts in Fiscal Year 2005-06 are projected to decrease by $912 million from the current year. Underlying revenue growth of $2.2 billion is expected to be offset by decreases attributable to the loss of several one-time revenues totaling approximately $1.18 billion. In addition, revenues decline due to the phase-out of the personal income tax surcharge and a .25% increase in sales tax ($621 million), the change in the clothing exemption ($429 million), the final use of the tobacco securitization proceeds ($400 million) and transfers for the Revenue Bond Tax Fund for increasing debt service costs and local property tax relief ($333 million).

     Outyear Disbursements. Spending is projected to increase by $4.8 billion in Fiscal Year 2005-06. The growth is primarily attributable to the loss of one-time savings, and growth in Medicaid, school aid, social services, higher education, mental hygiene, and employee benefits. The use of nonrecurring actions in Fiscal Year 2004-05 is expected to add roughly $883 million in costs in Fiscal Year 2005-06, as resources to lower spending are no longer available.

State Indebtedness.

     General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in 2000-01, and will gradually increase until it is fully phased-in at 4.0% in 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in 2000-01, and will gradually increase to 5.0% in 2013-14.

     As of the most recent calculations in October 2003, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.21% of personal income and debt service on such debt at 0.53% of total State receipts, compared to the caps of 1.25% each. DOB expects that debt outstanding and debt service costs for Fiscal Years 2003-04 and 2004-05 will also be within the statutory caps.

     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2004, State-supported debt in the amount of $40.3 billion was outstanding, resulting in a variable rate exposure cap of approximately $6 billion and an interest rate exchange agreement cap of approximately $6 billion. As of March 31, 2004, there was approximately $1.9 billion, or 4.7% of total debt outstanding, in outstanding debt instruments resulting in net variable rate exposure. In addition, five authorized issuers entered into a total notional amount of $5.5 billion in interest rate exchange agreements, with a mark-to-market value of about $132 million. Both amounts are less than the statutorily cap of 15%. DOB expects that the amount of interest rate exchange agreements and net variable rate obligations will remain within the statutorily imposed limits.

State-Supported Debt.

     General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2002-03 (excluding refunding bonds) was $244 million. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 2004, the total amount of general obligation debt authorized was $14.535 billion, of which approximately $3.8 billion was outstanding. The State currently plans to issue $150 million in general obligation bonds in Fiscal Year 2004-05.

     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and

CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2004, the State had authorized over $50 billion in total financing arrangements, of which approximately $40.3 billion was outstanding.

     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or decrease outstanding debt. In 1998-99, $50 million was initially deposited in the DRRF. Additional deposits to the DRRF included $250 million in 1999-2000, $500 million in 2000-01, $250 million in 2001-02 and $53 million in Fiscal Year 2003-04. The State does not expect to make additional deposits to the DRRF in the current fiscal year.

     2004-05 Borrowing Plan. The State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the " 2004-05 Plan") with the annual budget proposed by the Governor. The proposed 2004-05 through 2008-09 Plan was released with the 2004-05 Proposed Budget, and was updated with that budget on February 14, 2004.

     The 2004-05 Plan projects issuance of $150 million in general obligation bonds; $877 million in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation; $209 million in Mental Health Facilities Improvement Revenue Bonds; $77 million in SUNY Dormitory Facilities Revenue Bonds; $7 million in Department of Housing Revenue Bonds; and $1.9 billion in State Personal Income Tax Revenue Bonds.

Litigation

     General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in Fiscal Year 2004-05 or thereafter.

     Adverse developments in the proceedings could affect the ability of the State to maintain a balanced 2004-05 budget. The State believes that any 2004-05 budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during Fiscal Year 2004-05. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2004-05 budget resources available for the payment of judgments.

     State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated February 28, 2003, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint. On October 1, 2003, the court denied defendants'

motion (except as to certain individually named persons). In May 2004, the defendants' appeal was denied by the Appellate Division, and the defendants have appealed to the Court of Appeals.

     Line Item Veto. In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature. By order dated June 17, 2002, the trial court granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument. The Appellate Division affirmed this decision on December 11, 2003. Plaintiff has appealed to the Court of Appeals.

     Gaming. In Dalton, et al. v. Pataki, et al. and Karr, et al. v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of both the State and Federal constitutions, certain provisions of State law that authorize (1) the Governor to enter into tribal-State compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery (the "DOL") to license the operation of VLTs at certain race tracks in the State, and (3) the DOL to enter into a joint, multi-jurisdictional and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the challenged statutory provisions. On July 7, 2004, the Appellate Division upheld the constitutionality of all State actions, except the VLT licensing. All parties have appealed the order.

     Budget Process. In Pataki v. McCall, the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated the State Constitution because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and the Assembly.

By decision and order dated November 7, 2001, the trial court grated the State

Comptroller's motion to discuss this action as against the Comptroller, and the plaintiff appealed from that order. By decision and order dated January 17, 2002, the court granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills as a violation of the State Constitution and denied defendants' cross-motions for summary judgment. Defendants appealed from the January 17, 2002 order to the Appellate Division, which affirmed the trial court's decision on April 22, 2004. Defendants have appealed to the Court of Appeals.

     Real Property Claims. In March 1985, in Oneida Indian Nation of New York, et al. v. County of Oneida, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

     In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres,

including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2002, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

     Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, and Seneca Nation of Indians, et al v. State, et al., in the United States District Court for the Western District of New York.

     In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2003, the State served the United States Department of the Interior and the United States Department of Justice with a statement of claim asserting that the United States is jointly and severally liable with the State for the $248 million judgment and post-judgment interest. A statement of claim is a precursor to filing a proceeding in the United States Court of Claims.

     In the Canadian St. Regis Bank of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution.

     In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chatauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiff has appealed the judgment, which was affirmed by the Second Circuit Court on September 9, 2004.

     School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State

Constitution and the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

     By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

     On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision. On August 3, 2004, the trial court referred the case to a recommendation panel for guidance on the best manner to implement the Court of Appeals mandate.

     Medicaid. Several cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the trial court partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with certain State Plan Amendments, but also dismissed petitioners' claims as to the Medicaid rates associated with other State Plan Amendments. The State has appealed from this decision.

     In related cases, New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., Valley Health Services v. State and Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring, as unconstitutional, under both the State and United States Constitutions, amendments to the Health Care Workforce Recruitment & Retention Act of 2002, which impose a 6% assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. In light of this decision, the New York plaintiffs have discontinued their case.

     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the validity of the MSA itself and are currently seeking preliminary injunctive relief.

APPENDIX B

RATING CATEGORIES

Description of certain ratings assigned by S&P, Moody’s and Fitch:

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. The rating ‘AA’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within this rating category.

Short-term

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

Moody’s applies numerical modifiers 1, 2, and 3 to the ‘Aa’ generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of the rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

A plus (+) or minus (-) sign designation may be appended to the ‘AA’ or F1 rating to denote relative status within the rating category.

PART C

OTHER INFORMATION

Item 23. Exhibits

A(1)	Third Amended and Restated Master Trust Agreement filed January 8, 1993, incorporated by reference to Post-Effective Amendment No. 22, filed on January 29, 1993.

A(2)	Amendment No. 1 to the Third Amended and Restated Master Trust Agreement filed on May 21,
1993, incorporated by reference to Post-Effective Amendment No. 24, filed on June 29, 1993.

A(3	Amendment No. 2 to the Third Amended and Restated Master Trust Agreement filed on February 7,
1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

A(4)	Amendment No. 3 to the Third Amended and Restated Master Trust Agreement filed on March 31,
1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

A(5)	Amendment No. 4 to the Third Amended and Restated Master Trust Agreement, incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

A(6)	Amendment No. 5 to the Third Amended and Restated Master Trust, incorporated by reference to
Post-Effective Amendment No. 32, filed on December 13, 1994.

A(7)	Amendment No. 6 to the Third Amended and Restated Master Trust Agreement dated August 30,
1996, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

A(8)	Amendment No. 7 to the Third Amended and Restated Master Trust Agreement dated February 27,
1997, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

B(1)	By-Laws of the Trust, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

B(2)	Amendment No. 1 to By-Laws of the Trust, incorporated by reference to the Registration Statement on Form N-14, filed on June 12, 1998.

B(3)	Amendment to the By-Laws dated April 22, 2004 is filed herein.

D(1)	Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4,
1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

D(2)	Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation,
dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4, 1994).
Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

E	Distribution Agreement dated March 22, 2000 is incorporated by reference to Post-Effective
Amendment No. 57, filed on October 24, 2003.

F	Not Applicable.
G	Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 55, filed on October 26, 2001.
H	Not applicable.

I(1)	Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective
Amendment Number 34 filed on December 28, 1994.
I(2)	Consent of Counsel. Filed herewith.
J(1)	Consent of Coopers & Lybrand L.L.P. is incorporated by reference to Post-Effective Amendment
No 36.
J(2)	Consent of KPMG LLP. Filed herewith.
M(1)	Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by
reference to Post-Effective Amendment No. 33 filed on December 19, 1994.
M(2)	Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by
reference to Post-Effective Amendment No. 33 filed on December 19, 1994.
M(3)	Amended and Restated Distribution and Service Plans, incorporated by reference to Post-Effective
Amendment No. 53, filed on October 24, 2000.
0	18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 45, filed on October 30,
1996.

P	Code of Ethics adopted by the Registrant is filed herein.

Other Exhibits

(a)	Power of Attorney of the Trustees dated March 16, 2000, incorporated by reference to Post- Effective Amendment No. 53, filed on October 24, 2000.

(b)	Power of Attorney of Steven E. Canter and James Windels dated November 15, 2001, incorporated by reference to Post-Effective Amendment No 56, filed on October 25, 2002.

(c)	Assistant Secretary's Certificate dated October 21, 2003, incorporated by reference to Post- Effective Amendment No. 57, filed on October 24, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25. Indemnification

     Under a provision of the Registrant's Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant.

     This provision does not authorize indemnification against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Moreover, this provision does not authorize indemnification where such Trustee or officer is finally adjudicated not to have acted in good faith in the reasonable belief that is/her actions were in or not opposed to the best interests of the Registrant. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust.

Item 26. Business and Other Connections of Investment Adviser

     The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer		President	9/02 - 11/02

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Dreyfus Investment	Chairman of the Board	1/97 - 2/02
	Advisors, Inc.++	Director	5/95 - 2/02
		President	5/95 - 2/02

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon EFT Services Corporation	Director	10/98 - 6/02
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Overseas Investments	Director	4/88 – 7/02
Corporation+

	Mellon Financial Markets, LLC+	Member	12/99 – 3/02

	Mellon Ventures, Inc. +	Director	1/99 – Present

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

David F. Lamere	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Director		Member
(continued)
	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Asset Holdings, Inc. +	President	3/99 - 12/02
		Director	6/99 - 12/02

	Mellon Global Investing Corp.+	President	1/00 - Present

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers
		Vice President	9/02 - 11/02

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present
		Executive Vice President	8/00 - 5/02

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - Present
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Vice Chairman	Holdings, LLC
and Director	One Financial Center
(continued)	Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - Present
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

	Dreyfus Financial Services Corp. +	Director	9/96 - 4/02
		Chairman	6/99 - 4/02
		Chief Executive Officer	6/99 - 4/02

	Dreyfus Investment Services Company	Manager	11/01 - 12/02
	LLC+	Chairman	11/01 - 12/02
		Chief Executive Officer	11/01 - 12/02

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - Present
		Director	3/96 - Present

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	Dreyfus Financial Services Corporation	Director	3/02 – 4/02

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer	10/01 - Present
and Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
	c/o Mellon Corporation	Director	2/02 – 2/03
Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - Present
		Director	2/02 - Present
		Treasurer	5/00 - Present

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - Present
Massachusetts, Inc. ++

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	Dreyfus Investment Advisors, Inc. ++	Chief Compliance	10/04 – Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 – Present
Officer

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly	Mellon Securities Services+	First Vice President	11/01 - 2/04
Chief Compliance Officer
(continued)

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -		Assistant Vice President	7/98 - 10/01
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Angela E. Price	None
Vice President

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - Present
Inc.++

	Dreyfus Service Organization,	Vice President - - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Vice President		Facilities
(continued)
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities
	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present
	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities
	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities
	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131
	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210
	The Dreyfus Corporation++	Vice President	11/01 – Present
	Katrena Corporation+	Vice President	08/01 - Present
	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present
	MBC Investments Corporation+	Vice President	08/01 - Present
	MFS Leasing Corp. +	Vice President	08/01 - Present
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-10-18-04.doc-019/004

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	Mellon Overseas Investment	Vice President	08/01 - Present
Vice President	Corporation+
(continued)
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present

	Mellon VA Partners, LLC+	Vice President	08/01 - Present

	Mellon Ventures, Inc. +	Vice President	08/01 - Present

	Pontus, Inc. +	Vice President	08/01 - Present

	Texas AP, Inc. +	Vice President	08/01 - Present

Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President

James Bitetto	The TruePenny Corporation++	Secretary	9/98 - Present
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present

	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++

	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++

	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

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Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Bond Fund, Inc.
11.	Dreyfus California Tax Exempt Money Market Fund
12.	Dreyfus Cash Management
13.	Dreyfus Cash Management Plus, Inc.
14.	Dreyfus Connecticut Intermediate Municipal Bond Fund
15.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
16.	Dreyfus Fixed Income Securities
17.	Dreyfus Florida Intermediate Municipal Bond Fund
18.	Dreyfus Florida Municipal Money Market Fund
19.	Dreyfus Founders Funds, Inc.
20.	The Dreyfus Fund Incorporated
21.	Dreyfus GNMA Fund, Inc.
22.	Dreyfus Government Cash Management Funds
23.	Dreyfus Growth and Income Fund, Inc.
24.	Dreyfus Growth and Value Funds, Inc.
25.	Dreyfus Growth Opportunity Fund, Inc.
26.	Dreyfus Index Funds, Inc.
27.	Dreyfus Institutional Cash Advantage Funds
28.	Dreyfus Institutional Money Market Fund
29.	Dreyfus Institutional Preferred Money Market Funds
30.	Dreyfus Insured Municipal Bond Fund, Inc.
31.	Dreyfus Intermediate Municipal Bond Fund, Inc.
32.	Dreyfus International Funds, Inc.
33.	Dreyfus Investment Grade Funds, Inc.
34.	Dreyfus Investment Portfolios
35.	The Dreyfus/Laurel Funds, Inc.
36.	The Dreyfus/Laurel Funds Trust
37.	The Lifetime Portfolios, Inc.
38.	Dreyfus Liquid Assets, Inc.
39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
40.	Dreyfus Massachusetts Municipal Money Market Fund
41.	Dreyfus Massachusetts Tax Exempt Bond Fund
42.	Dreyfus Midcap Index Fund, Inc.
43.	Dreyfus Money Market Instruments, Inc.
44.	Dreyfus Municipal Bond Fund, Inc.
45.	Dreyfus Municipal Cash Management Plus

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j32-MSW-07-16-04.doc-019-004

46.	Dreyfus Municipal Funds, Inc.
47.	Dreyfus Municipal Money Market Fund, Inc.
48.	Dreyfus New Jersey Intermediate Municipal Bond Fund
49.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
50.	Dreyfus New York Municipal Cash Management
51.	Dreyfus New York Tax Exempt Bond Fund, Inc.
52.	Dreyfus New York Tax Exempt Intermediate Bond Fund
53.	Dreyfus New York Tax Exempt Money Market Fund
54.	Dreyfus U.S. Treasury Intermediate Term Fund
55.	Dreyfus U.S. Treasury Long Term Fund
56.	Dreyfus 100% U.S. Treasury Money Market Fund
57.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58.	Dreyfus Pennsylvania Municipal Money Market Fund
59.	Dreyfus Premier California Municipal Bond Fund
60.	Dreyfus Premier Equity Funds, Inc.
61.	Dreyfus Premier Fixed Income Funds
62.	Dreyfus Premier International Funds, Inc.
63.	Dreyfus Premier GNMA Fund
64.	Dreyfus Premier Manager Funds I
65.	Dreyfus Premier Manager Funds II
66.	Dreyfus Premier Municipal Bond Fund
67.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
68.	Dreyfus Premier New Leaders Fund, Inc.
69.	Dreyfus Premier New York Municipal Bond Fund
70.	Dreyfus Premier Opportunity Funds
71.	Dreyfus Premier State Municipal Bond Fund
72.	Dreyfus Premier Stock Funds
73.	The Dreyfus Premier Third Century Fund, Inc.
74.	Dreyfus Premier Value Equity Funds
75.	Dreyfus Premier Worldwide Growth Fund, Inc.
76.	Dreyfus Short-Intermediate Government Fund
77.	Dreyfus Short-Intermediate Municipal Bond Fund
78.	The Dreyfus Socially Responsible Growth Fund, Inc.
79.	Dreyfus Stock Index Fund, Inc.
80.	Dreyfus Tax Exempt Cash Management
81.	Dreyfus Treasury Cash Management
82.	Dreyfus Treasury Prime Cash Management
83.	Dreyfus Variable Investment Fund
84.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
85.	General California Municipal Bond Fund, Inc.
86.	General California Municipal Money Market Fund
87.	General Government Securities Money Market Funds, Inc.
88.	General Money Market Fund, Inc.
89.	General Municipal Bond Fund, Inc.
90.	General Municipal Money Market Funds, Inc.
91.	General New York Municipal Bond Fund, Inc.
92.	General New York Municipal Money Market Fund
93.	Mellon Funds Trust

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j32-MSW-07-16-04.doc-019-004

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President – Compliance	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j33B-MSW-10-18-04.doc-019/004

Item 28.	Location of Accounts and Records

	1.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennslyvania 15258

	2.	Boston Financial Services, Inc.
One American Express Plaza
Providence, Rhode Island 02903

	3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j33B-MSW-10-18-04.doc-019/004

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of October, 2004.

THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

BY:	/s/Stephen E. Canter*
/s/Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Stephen E. Canter*	President	10/27/04
Stephen E. Canter

/s/James Windels*	Treasurer	10/27/04
James Windels

/s/Joseph S. DiMartino*	Trustee, Chairman of the Board	10/27/04
Joseph S. DiMartino

/s/James M. Fitzgibbons*	Trustee	10/27/04
James M. Fitzgibbons

/s/Kenneth A. Himmel*	Trustee	10/27/04
Kenneth A. Himmel

/s/Stephen J. Lockwood*	Trustee	10/27/04
Stephen J. Lockwood

/s/Roslyn M. Watson*	Trustee	10/27/04
Roslyn M. Watson

/s/J. Tomlinson Fort*	Trustee	10/27/04
J. Tomlinson Fort

/s/Benaree Pratt Wiley*	Trustee	10/27/04
Benaree Pratt Wiley

*By:	/s/Jeff Prusnofsky
Attorney-in-Fact

INDEX OF EXHIBITS
Exhibit No.
23(b)	Amendment to the By-Laws
23(j)	Consent of Independent Auditors
23(p)	Code of Ethics